Document and Entity Information	6 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	[Placeholder]
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Trading Symbol	lieg
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 24, 2005
Current assets:
Cash	$ 3,456,678	$ 27,689	$ 952,401	$ 9,703
Deferred financing costs	0		103,250
Prepaid expenses and advances	45,936	8,841	41,809
Total current assets	3,502,614	36,530	1,097,460
Mineral rights	63,741,000	63,741,000	64,041,000
Property and equipment, net	152,647	175,220
Other assets	11,183	10,650
Total non-current assets	63,904,830	63,926,870	64,041,000
Total assets	67,407,444	63,963,400	65,138,460
Current liabilities:
Accounts payable	536,133	2,331,722	259,992
Accounts payable - related parties	6,329	104,326	110,986
Accrued expenses	627,144	994,827	433,028
Accrued registration rights penalties	518,243	518,243
Zero-coupon convertible debt, net of discount of $150,666 and $-0-, respectively	1,729,334	1,783,181	372,764
Notes payable	50,000	1,200,000	95,000
Convertible notes payable	45,000	45,000
Total current liabilities	3,512,183	6,977,299	1,271,770
Derivative liabilities - warrant instruments	6,062,386	7,653,928	15,244,754
Total liabilities	9,574,569	14,631,227	16,516,524
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 990,000,000 shares authorized; 393,808,252 and 323,782,553 shares issued and outstanding as of December 31, 2012 and June 30, 2012, respectively	393,808	323,783	279,914
Additional paid-in capital	69,073,232	63,578,079	58,307,796
Other comprehensive income		83,563
Deficit accumulated during exploration stage	(34,598,594)	(37,773,845)	(35,461,774)
Total stockholders' equity of Li3 Energy, Inc.	34,868,446	26,211,580	23,125,936	(86,210)	(18,305)	27,351	43,432	7,500
Non-controlling interests	22,964,429	23,120,593	25,496,000
Total stockholders' equity	57,832,875	49,332,173	48,621,936	(86,210)	(18,305)	27,351	43,432	7,500
Total liabilities and stockholders' equity	$ 67,407,444	$ 63,963,400	$ 65,138,460

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Consolidated Balance Sheets [Abstract]
Discount of zero-coupon convertible debt	$ 150,666		$ 1,304,674
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, shares issued	393,808,252	323,782,553	279,913,920
Common stock, shares outstanding	393,808,252	323,782,553	279,913,920

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements of Operations [Abstract]
Revenues							$ 2,278	$ 2,278
Cost of goods sold							(1,182)	(1,182)
Gross profit							1,096	1,096
Operating expenses:
Exploration expenses	24,688	2,984,020	377,609	3,452,262	6,193,533	560,075	9,089,387	9,466,996
Mineral rights impairment expense					300,000	4,120,000	9,138,785	9,138,785
Loss on settlements, net			5,816			1,497,500	1,497,500	1,503,316
Inventory impairment							1,469
General and administrative expenses	1,264,494	1,550,168	2,408,699	2,800,364	6,996,043	5,448,667	15,395,323	17,805,491
Total operating expenses	1,289,182	4,534,188	2,792,124	6,252,626	13,489,576	11,626,242	35,122,464	37,914,588
Other (income) expense:
Loss on debt extinguishment			(37,235)	(841,752)	841,752		841,752	(878,987)
Change in fair value of derivative liabilities - warrant instruments	5,997,501	4,654,915	6,240,706	11,603,559	(10,780,342)	6,116,147	1,559,352	4,681,354
Warrant modification expense			(171,150)			1,068,320	1,068,320	(1,239,470)
(Gain) loss on foreign currency transactions	(44,585)	(25,878)	20,149	(40,863)	(14,142)	(1,383)	(10,365)	30,514
Interest expense	(68,744)	(164,795)	(241,259)	(698,284)	1,150,634	410,056	1,568,825	(1,810,084)
Total other (income) expense	5,884,172	4,464,242	5,811,211	10,022,660	(8,802,098)	7,593,140	5,027,884	783,327
Net (income) loss	(4,594,990)	69,946	(3,019,087)	(3,770,034)	(4,687,478)	(19,219,382)	(40,149,252)	37,130,165
Net loss attributable to the noncontrolling interest	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)		(2,375,407)	(2,531,571)
Net (income) loss attributable to Li3 Energy, Inc.	(4,606,706)	(1,200,261)	(3,175,251)	(5,040,241)	(2,312,071)	(19,219,382)	(37,773,845)	34,598,594
Net loss per common share - basic and diluted					$ (0.01)	$ (0.16)
Net income (loss) per common share - basic	$ 0.01	$ 0	$ 0.01	$ 0.02
Net income (loss) per common share - diluted	$ 0.01	$ 0	$ 0.01	$ 0.02
Weighted average number of common shares outstanding - basic and diluted					313,997,372	123,690,841
Weighted average number of common shares outstanding
Basic	392,681,078	322,152,698	373,707,097	304,987,248
Diluted	413,319,395	338,775,945	389,546,823	321,318,365
Comprehensive income (loss)
Net (income) loss	(4,594,990)	69,946	(3,019,087)	(3,770,034)	(4,687,478)	(19,219,382)	(40,149,252)	37,130,165
Other comprehensive income - foreign currency translation adjustments	(32,409)		83,563		83,563		83,563
Total comprehensive (income) loss	(4,627,399)	69,946	(2,935,524)	(3,770,034)	(4,603,915)	(19,219,382)	(40,065,689)	37,130,165
Comprehensive (income) loss attributable to non-controlling interests	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)		(2,375,407)	(2,531,571)
Comprehensive net income (loss) attributable to Li3 Energy, Inc.	$ (4,639,115)	$ (1,200,261)	$ (3,091,688)	$ (5,040,241)	$ (2,228,508)		$ (37,690,282)	$ 34,598,594

Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Loss [Member]	Deficit Accumulated During Exploration Stage [Member]	Non-Controlling Interest [Member]
Balance at Jun. 23, 2005
Balance, shares at Jun. 23, 2005
Stock issued for cash:
Stock issued for cash	7,500	71,052	(63,552)
Stock issued for cash, shares		71,052,672
Equity impact of derivative liability warrants and debt:
Net (income) loss
Balance at Jun. 30, 2005	7,500	71,052	(63,552)
Balance, shares at Jun. 30, 2005		71,052,672
Stock issued for cash:
Stock issued for cash	50,000	47,368	2,632
Stock issued for cash, shares		47,368,454
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(14,068)				(14,068)
Balance at Jun. 30, 2006	43,432	118,420	(60,920)		(14,068)
Balance, shares at Jun. 30, 2006		118,421,126
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(16,081)				(16,081)
Balance at Jun. 30, 2007	27,351	118,420	(60,920)		(30,149)
Balance, shares at Jun. 30, 2007		118,421,126
Stock issued for cash:
Stock issued for cash	50,000	2,632	47,368
Stock issued for cash, shares		2,631,595
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(95,656)				(95,656)
Balance at Jun. 30, 2008	(18,305)	121,052	(13,552)		(125,805)
Balance, shares at Jun. 30, 2008		121,052,721
Stock based compensation:
Stock issued for services, shares	0
Equity impact of derivative liability warrants and debt:
Net (income) loss	(67,905)				(67,905)
Balance at Jun. 30, 2009	(86,210)	121,052	(13,552)		(193,710)
Balance, shares at Jun. 30, 2009		121,052,721
Stock issued for cash:
Stock issued for cash	2,283,139	18,000	2,265,139
Stock issued for cash, shares		18,000,000
Cancellation of shares in connection with merger		(71,052)	71,052
Cancellation of shares in connection with merger, shares		(71,052,626)
Stock based compensation:
Amortization of stock-based compensation expense	84,614		84,614
Stock issued for services	806,250	1,125	805,125
Stock issued for services, shares	2,625,000	1,125,000
Stock issued to chief executive officer for services	4,800	1,500	3,300
Stock issued to chief executive officer for services, shares		1,500,000
Stock issued for property acquisitions:
Stock issued for acquisition of mineral rights	3,640,000	4,000	3,636,000
Stock issued for acquisition of mineral rights, shares		4,000,000
Equity impact of derivative liability warrants and debt:
Net (income) loss	(16,048,682)				(16,048,682)
Balance at Jun. 30, 2010	(9,071,806)	74,625	7,095,961		(16,242,392)
Balance, shares at Jun. 30, 2010		74,625,095
Stock issued for cash:
Stock issued for cash	3,578,643	23,920	3,554,723
Stock issued for cash, shares		23,920,071
Stock and warrants offered first, less offering costs	251,061	2,160	248,901
Stock and warrants offered first, less offering costs, shares		2,160,000
Stock and warrants offered second, less offering costs	48,639	4,000	44,639
Stock and warrants offered second, less offering costs, shares		4,000,000
Stock and warrants offered third, less offering costs	769,140	11,667	757,473
Stock and warrants offered third, less offering costs, shares		11,666,663
Stock issued for cash upon exercise of Double Options	190,000	3,800	186,200
Stock issued for cash upon exercise of Double Options, shares		3,800,000
Exercise of $0.05 per share D Warrants for cash	100,000	2,000	98,000
Exercise of $0.05 per share D Warrants for cash, shares		2,000,000
Cashless exercise of $0.05 per share D warrants	515	515
Cashless exercise of $0.05 per share D warrants, shares		515,254
Exercise of $0.05 per share E Warrants for cash	1,143,550	7,624	1,135,926
Exercise of $0.05 per share E Warrants for cash, shares		7,623,336
Stock based compensation:
Amortization of stock-based compensation expense	777,963		777,963
Stock issued for services	1,030,599	2,728	1,027,871
Stock issued for services, shares	5,603,501	2,728,310
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units		500	(500)
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares		500,000
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement	282,500	737	281,763
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement, shares		736,842
Stock issued for Investment Agreement with investor	384,468	1,638	382,830
Stock issued for Investment Agreement with investor, shares		1,638,349
Stock issued for property acquisitions:
Stock issued for acquisition of mineral rights	3,900,000	10,000	3,890,000
Stock issued for acquisition of mineral rights, shares		10,000,000
Stock issued for second acquisition of mineral rights	31,875,000	127,500	31,747,500
Stock issued for second acquisition of mineral rights, shares		127,500,000
Stock issued to settle liabilities:
Stock issued for Lacus settlement	192,500	500	192,000
Stock issued for Lacus settlement, shares		500,000
Stock issued for settlement with Puna Lithium	1,920,000	6,000	1,914,000
Stock issued for settlement with Puna Lithium, shares		6,000,000
Equity impact of derivative liability warrants and debt:
Fair value of D warrants reclassified from derivative liability to equity upon exercise	2,582,116		2,582,116
Fair value of E warrants reclassified from derivative liability to equity upon exercise	2,022,430		2,022,430
Beneficial conversion of convertible debt	368,000		368,000
Foreign currency translation adjustments
Consolidation of Maricunga non-controlling interest	25,496,000					25,496,000
Net (income) loss	(19,219,382)				(19,219,382)
Balance at Jun. 30, 2011	48,621,936	279,914	58,307,796		(35,461,774)	25,496,000
Balance, shares at Jun. 30, 2011	279,913,920	279,913,920
Stock issued for cash:
Stock issued for cash	3,534,091
Stock and warrants offered first, less offering costs		38,095	3,495,996
Stock and warrants offered first, less offering costs, shares		38,095,300
Exercise of $0.05 per share D Warrants for cash	210,000	4,200	205,800
Exercise of $0.05 per share D Warrants for cash, shares		4,200,000
Stock based compensation:
Amortization of stock-based compensation expense	514,380		514,380
Stock issued for services	135,200	1,274	133,926
Stock issued for services, shares	1,573,333	1,273,333
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units		300	(300)
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares		300,000
Equity impact of derivative liability warrants and debt:
Fair value of D warrants reclassified from derivative liability to equity upon exercise	590,462		590,462
Beneficial conversion of convertible debt	330,019		330,019
Foreign currency translation adjustments	83,563			83,563
Consolidation of Maricunga non-controlling interest
Net (income) loss	(4,687,478)				(2,312,071)
Balance at Jun. 30, 2012	49,332,173	323,783	63,578,079	83,563	(37,773,845)	23,120,593
Balance, shares at Jun. 30, 2012	323,782,553	323,782,553
Stock issued for cash:
Stock issued for cash, shares	5,825,761
Stock and warrants offered first, less offering costs	4,859,626	62,500	4,797,126
Stock and warrants offered first, less offering costs, shares		62,499,938
Stock based compensation:
Amortization of stock-based compensation expense	292,718		292,718
Stock issued for services	44,085	2,103	41,982
Stock issued for services, shares		2,102,985
Stock issued to settle liabilities:
Stock issued to settle accrued director's fees and salaries and bonus	368,749	5,422	363,327
Stock issued to settle accrued director's fees and salaries and bonus, shares		5,422,776
Equity impact of derivative liability warrants and debt:
Foreign currency translation adjustments	83,563			(83,563)
Consolidation of Maricunga non-controlling interest
Net (income) loss	(3,019,087)				3,175,251	(156,164)
Balance at Dec. 31, 2012	$ 57,832,875	$ 393,808	$ 69,073,232		$ (34,598,594)	$ 22,964,429
Balance, shares at Dec. 31, 2012	393,808,252	393,808,252

Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statement of Changes in Shareholders' Equity [Abstract]
Stock and warrant offering costs, first offering	$ 854,890	$ 685,944	$ 51,991	$ 410,680
Stock and warrant offering costs, second offering
Stock and warrant offering costs, third offering			223,088
Stock and warrant offering costs, fourth offering			$ 737,271
Exercise price of D warrants		$ 0.05	$ 0.05
Cashless exercise price of D warrants			$ 0.05
Exercise price of E warrants			$ 0.15

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities
Net (income) loss	$ (3,019,087)	$ (3,770,034)	$ (4,687,478)	$ (19,219,382)	$ (40,149,252)	$ 37,130,165
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	22,573	5,456	51,560	3,946	71,060
Depreciation and amortization	22,573	5,456				93,633
Mineral rights impairment expense			300,000	4,120,000	9,138,785	9,138,785
Loss on settlements, net	5,816			1,497,500	1,497,500	1,503,316
Inventory impairment					1,469
Stock-based compensation	357,503	308,383	649,580	2,668,520	4,458,047	4,815,550
Loss on debt extinguishment	(37,235)	(841,752)	841,752		841,752	(878,987)
Change in fair value of derivative liabilities - warrant instruments	6,240,706	11,603,559	(10,780,342)	6,116,147	1,559,352	4,681,354
Warrant modification expense	(171,150)			1,068,320	1,068,320	(1,239,470)
Zero coupon interest accretion and amortization of debt discount on convertible notes	52,260	660,032	995,059	372,764	1,367,823	1,420,083
Amortization of deferred financing costs		36,875	36,875	29,500	66,375	66,375
(Gain) loss on foreign currency transactions	20,149	(40,863)	(14,142)	(1,383)	(10,365)	30,514
Changes in operating assets and liabilities:
Increase in inventory					(1,469)
Decrease (increase) in prepaid expenses and advances	(37,088)	(14,153)	33,295	14,667	(8,514)	(45,602)
Increase in other assets	(533)	(21,711)	(10,650)		(10,650)	(11,183)
Increase (decrease) in accounts payable	(1,781,686)	14,431	2,055,939	(397,108)	2,315,931	558,752
Increase in accrued registration rights penalties			518,243		518,243	518,243
Increase (decrease) in accounts payable - related parties	(97,912)	(99,899)	(6,246)	100,315	104,740	6,828
Increase in accrued expenses	(287,388)	130,222	562,707	29,988	1,575,245	1,287,857
Net cash used in operating activities	(4,799,838)	(5,931,274)	(9,425,564)	(3,594,823)	(15,571,101)	(20,370,939)
Cash flows from investing activities
Acquisition of mineral rights				(6,550,000)	(7,968,785)	(7,968,785)
Acquisition of equipment		(247,058)	(226,780)		(236,280)	(236,280)
Payments for leasehold improvements					(10,000)	(10,000)
Net cash used in investing activities		(247,058)	(226,780)	(6,550,000)	(8,215,065)	(8,215,065)
Cash flows from financing activities
Proceeds from zero coupon convertible debt offering				1,500,000	1,500,000	1,500,000
Payment of deferred financing costs Modified				(75,000)	(75,000)	(75,000)
Payment of waiver fee for convertible debt	(37,600)	(30,000)	(30,000)		(30,000)	(67,600)
Proceeds from notes payable			1,150,000		1,245,000	1,245,000
Payments on notes payable	(1,150,000)					(1,150,000)
Proceeds from issuance of common stock, net	9,499,990	7,314,069	7,314,069	7,935,828	19,446,717	28,946,707
Proceeds from exercise of warrants		210,000	210,000	1,433,575	1,643,575	1,643,575
Net cash used in financing activities	8,312,390	7,494,069	8,644,069	10,794,403	23,730,292	32,042,682
Effect of exchange rate changes on cash	(83,563)		83,563		83,563
Net increase (decrease) in cash	3,428,989	1,315,737	(924,712)	649,580	27,689	3,456,678
Cash at beginning of the year	27,689	952,401	952,401	302,821	0	0
Cash at end of the year	3,456,678	2,268,138	27,689	952,401	27,689	3,456,678
Supplemental disclosure of cash flow information:
Income taxes
Interest	280,889		5,792		5,792	286,681
Non-cash financing transactions:
Fair value of derivative warrant instruments issued in private offerings	4,478,014	3,779,978	3,779,978	3,228,345	8,874,504	13,352,518
Settlement of accrued interest through modification of debt	105,742					105,742
Settlement of accrued liabilities through issuance of stock	368,749					368,749
Reclassification of warrant liabilities to additional paid-in capital for warrant exercises		590,462	590,462	4,604,000	5,195,008	5,195,008
Amortization of debt discount			330,019	368,000	698,019
Debt discount due to beneficial conversion feature		330,019				1,061,345
Issuance of common stock for acquisition of mineral rights				35,775,000	39,415,000	39,415,000
Warrants issued for services				157,010	157,010	157,010
Warrants issued for offering costs	162,350			57,750	57,750	220,100
Debt discount due to warrant derivative liabilities issued with convertible debt				1,132,000	1,132,000	1,132,000
Consolidation of non-controlling interest of the Maricunga Companies				25,496,000	25,496,000	25,496,000
Common stock cancelled					$ 71,052	$ 71,052

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Li3 Energy, Inc. ("Li3 Energy" or the "Company") was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company's principal products were soy-blend wax candles (the "Legacy Business"). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

On October 19, 2009, the Company filed an amendment to its articles of incorporation with the Secretary of State of Nevada, pursuant to which it changed its name from NanoDynamics Holdings, Inc., to Li3 Energy, Inc.

Part of our strategic plan is to explore and develop our existing projects as well as to identify other synergistic opportunities with new projects with production potential that could also be advanced in an accelerated manner, with the goal of becoming a company with valuable lithium, potassium, nitrates and other industrial minerals properties.

The Company's six subsidiaries include: Li3 Energy Peru SRL ("Li3 Peru"), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA ("Minera Li"), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd. ("Alfredo"), an exempted limited company incorporated under the laws of the Cayman Islands; Li3 Energy Caymans, Inc., an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation ("PRMC"), which is a subsidiary of Alfredo; and Noto Energy S.A. ("Noto"), an Argentinean corporation. Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the "Maricunga Companies").

The accompanying unaudited interim consolidated financial statements of Li3 Energy, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the most recent fiscal year ended June 30, 2012, as reported in Form 10-K, have been omitted.

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Li3 Energy, Inc. ("Li3 Energy" or the "Company") was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company's principal products were soy-blend wax candles (the "Legacy Business"). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

On October 19, 2009, the Company filed an amendment to its articles of incorporation with the Secretary of State of the State of Nevada, pursuant to which it changed its name from NanoDynamics Holdings, Inc., to Li3 Energy, Inc., to reflect the Company's plans to focus its business strategy on the energy sector and related lithium mining opportunities in North and South America.

The Company's six subsidiaries include: Li3 Energy Peru SRL ("Li3 Peru"), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA ("Minera Li"), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd. ("Alfredo"), an exempted limited company incorporated under the laws of the Cayman Islands; Li3 Energy Caymans, Inc., an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation ("PRMC"), which is a subsidiary of Alfredo; and Noto Energy S.A. ("Noto"), an Argentinean corporation. Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the "Maricunga Companies").

During March 2011, the Company amended its Articles of Incorporation to provide for the issuance of 1,000,000,000 shares of capital stock (increased from 300,000,000 shares of capital stock), of which 990,000,000 are shares of common stock, par value $0.001 per share, and 10,000,000 are undesignated preferred stock, par value $0.001 per share.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li, which holds the six majority owned subsidiaries consisting of the Maricunga Companies. All intercompany amounts have been eliminated in consolidation.

b. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Management has made significant estimates related to the fair value of the warrant derivative liability, accrued expenses and contingencies.

c. Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic No. 915 - Development Stage Entities . Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

d. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents at December 31, 2012 and June 30, 2012, respectively. The Company has not experienced any losses on its deposits of cash and cash equivalents.

e. Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value. During the six months ended December 31, 2012 and 2011, no impairment charges were recorded by the Company.

f. Impairment of Long-lived Assets

Long-lived assets, including mineral rights, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. We account for asset impairment in accordance with ASC 360, Property Plant and Equipment. Long-lived assets such as property, plant and equipment, mineral properties and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment is considered to exist if the total estimated future cash flow on an undiscounted basis is less than the carrying amount of the related assets. An impairment loss is measured and recorded based on the discounted estimated future cash flows.

g. Foreign Currency

The Company has determined that the functional currency of the parent company and each of its foreign subsidiaries is U.S. Dollars.

Foreign currency transaction gains and losses are included in the statement of operations as other income (expense).

h. Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at December 31, 2012 or June 30, 2012, and did not recognize any interest and/or penalties in its consolidated statements of operations during the six months ended December 31, 2012 or 2011.

i. Non-Controlling Interests

The Company is required to report its non-controlling interests as a separate component of stockholders' equity. The Company is also required to present the consolidated net income and the portion of the consolidated net income allocable to the non-controlling interests and to the stockholders of the Company separately in its consolidated statements of operations. Losses applicable to the non-controlling interests are allocated to the non-controlling interests even when those losses are in excess of the non-controlling interests' investment basis. During the six months ended December 31, 2012 and 2011, the Company recorded a net loss allocable to non-controlling interests of $156,164 and $1,270,207, respectively.

j. Earnings per Share

Basic net earnings per share amounts are computed by dividing the net income available to Li3 Energy, Inc. shareholders by the weighted average number of common shares outstanding over the reporting period. In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation of diluted earnings per share as the effect would be anti-dilutive.

Following is a reconciliation of basic earnings per share ("EPS") and diluted EPS for the three months and six months ended December 31, 2012 and 2011:

	Three months ended December 31, 2012			Three months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$4,606,706	392,681,078	$0.01	$1,200,261	322,152,698	$0.00
Dilutive effect of convertible debt	-	19,789,474	-	60,606	13,301,025	-
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	258,225	-	(80,556)	622,222	-
Dilutive effect of restricted stock and restricted stock units	-	590,618	-	-	2,700,000	-
Diluted EPS	$4,586,590	413,319,395	$0.01	$1,180,311	338,775,945	$0.00

	Six months ended December 31, 2012			Six months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$3,175,251	373,707,097	$0.01	$5,040,241	304,987,248	$0.02
Dilutive effect of convertible debt	100,001	14,859,842	-	118,995	12,814,450	-
Dilutive effect of warrants calculated using the treasury stock method	(33,781)	322,510	-	(333,200)	816,667	-
Dilutive effect of restricted stock and restricted stock units	-	657,374	-	-	2,700,000	-
Diluted EPS	$3,241,471	389,546,823	$0.01	$4,826,036	321,318,365	$0.02

The following table sets forth the schedule of anti-dilutive securities excluded from the computation of diluted income per share:

	Three months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

	Six months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

k. Subsequent Events

The Company evaluated all material subsequent events from December 31, 2012 through the date of the issuance of these consolidated financial statements for disclosure consideration.

l. Recent Accounting Pronouncements

Recently issued or adopted accounting pronouncements are not expected to, or did not have, a material impact on our financial position, results of operations or cash flows.

m. Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform with the current period presentation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Energy, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li which holds the six majority-owned subsidiaries consisting of the Maricunga Companies. All intercompany amounts have been eliminated in consolidation.

b. Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic No. 915 - Development Stage Entities. Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

c. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had $0 cash equivalents at June 30, 2012 and 2011. The Company has not experienced any losses on its deposits of cash and cash equivalents.

d. Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value. During the years ended June 30, 2012 and 2011, the Company recorded mineral rights impairment charges of $300,000 and $4,120,000, respectively.

e. Impairment of long-lived assets

Long-lived assets, including mineral rights, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. The long-lived assets are tested by comparing the carrying value and fair value of the assets. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair

f. Property and Equipment

Property and equipment are stated at cost. Equipment and fixtures are being depreciated using the straight-line method over the estimated useful lives ranging from 3 to 7 years.

g. Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at June 30, 2012, or 2011, and did not recognize any interest and/or penalties in its consolidated statements of operations during the years ended June 30, 2012 or 2011.

h. Share-based Payments

Pursuant to the provisions of FASB ASC 718, Compensation - Stock Compensation, which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

The Company estimates volatility by considering the historical stock volatility. The Company has opted to use the simplified method for estimating expected term, which is generally equal to the midpoint between the vesting period and the contractual term.

i. Earnings (Loss) per Share

Basic net loss per share amounts are computed by dividing the net loss by the weighted average number of common shares outstanding over the reporting period. In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation of diluted net loss per share amounts as the effect would be anti-dilutive.

For the years ended June 30, 2012 and 2011, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	Years Ended
	June 30, 2012	June 30, 2011
Stock options	533,333	433,333
Stock warrants	89,284,712	54,200,565
Convertible debt	14,859,842	3,750,000
	104,677,887	58,383,898

j. Foreign Currency

The capital accounts are translated at historical exchange rates prevailing at the time of the transactions while income and expenses items are translated at the average exchange rate during the period. Translation adjustments are included in other comprehensive income (loss) within stockholders' equity. Foreign currency transaction gains and losses are included in the statement of operations as other income (expense).

k. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has made significant estimates related to the fair value of shares issued for mineral acquisitions; the fair value of derivative liabilities; stock-based payments; and contingencies.

l. Non-Controlling Interests

The Company is required to report its non-controlling interests as a separate component of shareholders' equity. The Company is also required to present the consolidated net income and the portion of the consolidated net income allocable to the non-controlling interests and to the shareholders of the Company separately in its consolidated statements of operations. Losses applicable to the non-controlling interests are allocated to the non-controlling interests even when those losses are in excess of the non-controlling interests' investment basis. During the years ended June 30, 2012 and 2011, the Company recorded a net loss allocable to non-controlling interests of $2,375,407 and $-0-, respectively.

m. Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which amends ASC 820, Fair Value Measurement. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

There were various accounting standards and interpretations issued recently, none of which are expected to a have a material impact on our consolidated financial position, operations or cash flows.

n. Subsequent Events

The Company evaluated material events occurring between the end of our fiscal year, June 30, 2012, and through the date when the consolidated financial statements were issued for disclosure consideration.

GOING CONCERN	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

As of December 31, 2012, the Company had no source of current revenue, a cash balance on hand of $3,456,678, negative working capital of $9,569 and negative cash flows from operations of $20,370,939 during the period from June 24, 2005 (inception) through December 31, 2012. The Company had negative cash flows from operations of $4,799,838 during the six months as of December 31, 2012. On August 17, 2012, the Company received $9,499,990 in net funding from POSCO Canada Ltd. ("POSCAN"). The Company believes its cash on hand is sufficient to maintain its basic operations, which do not include future exploration and acquisition activities, for approximately 9 months. The Company has implemented a cost reduction program and it is taking the necessary actions to preserve cash.

In the course of its exploration activities, the Company has sustained and continues to sustain losses. The Company cannot predict if and when it may generate profits. In the event the Company identifies commercial reserves of lithium or other minerals, it will require substantial additional capital to develop those reserves. The Company expects to finance its future operations primarily through future financings. However, there exists substantial doubt about the Company's ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company's ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company's operations would be materially negatively impacted.

The Company's ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market's reception of the Company and the offering terms. In addition, the Company's ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable. Further, the development and exploitation of the properties in which the Company has mineral interests requires permits, our efforts to obtain which are at various stages. Lithium resources in our principal project, Maricunga, are designated as a national resource and cannot be mined and sold unless the government of Chile issues a special permit, which may not occur or could require payments in excess of the Company's available funds, or could be subject to competitive bidding. In September 2012, the Company was an unsuccessful bidder for a lithium mining permitin Chile. In November 2012, the Chilean Government invalidated the auction process and the lithium mining permit was not awarded. The Company cannot predict if and when it might be able to obtain a permit for lithium exploitation. The Company has alternative mineral exploitation opportunities for its Maricunga properties and is currently pursuing a business plan to exploit minerals that do not require special mining permits.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 3. GOING CONCERN

At June 30, 2012, the Company had no source of current revenue, a cash balance on hand of $27,689, negative working capital of $6,940,769 and the Company recognized negative cash flows from operations of $15,567,909 during the period from June 24, 2005 (inception) through June 30, 2012. On August 17, 2012, the Company received $10,000,000 in funding from POSCAN. The Company believes its current positive working capital position is sufficient to maintain its basic operations, which do not include future exploration and acquisition activities, for at least the next 12 months, however, at budgeted levels of activity the Company would be required to raise substantial additional funds.

In the course of its development activities, the Company has sustained and continues to sustain losses. The Company cannot predict if and when the Company may generate profits. In the event we identify commercial reserves of lithium or other minerals, we will require substantial additional capital to develop those reserves and certain governmental permits to exploit such resources. The Company expects to finance its future operations primarily through future financings. However, there exists substantial doubt about the Company's ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company's ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company's operations would be materially negatively impacted.

The Company's ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market's reception of the Company and the offering terms. In addition, the Company's ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

Further, the development and exploitation of the properties in which we have mineral interests require permits at various stages of development. Mineral resources in our principal project, Maricunga, are designated as a national resource and cannot be mined and sold unless the government of Chile issues a permit which may not occur or could require payments in excess of the Company's available funds or could be subject to competitive bidding.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain the necessary rights to exploit its mineral rights; meet its financial and operational obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

MINERAL RIGHTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
MINERAL RIGHTS [Abstract]
MINERAL RIGHTS

NOTE 4. MINERAL RIGHTS

Mineral rights as of December 31, 2012 and June 30, 2012 consist of the Maricunga property.

The Maricunga property consists solely of undeveloped mineral rights. On May 20, 2011, the Company acquired 60% of each of six companies ("Maricunga Companies"), which in the aggregate, held the mineral rights to the Maricunga property for a purchase price of $6,370,000 in cash and 127,500,000 restricted shares of common stock which had a fair value of $31,875,000. The Company also recorded an additional $25,496,000 to reflect the non-controlling interest for the 40% of the Maricunga Companies that were not acquired.

Matters Related to Non-controlling Interests

The Company agreed to register under the Securities Act one-half of the 127,500,000 Maricunga Purchase Price Shares on a "best efforts" basis by January 31, 2012 and the remainder by October 31, 2012.

On December 27, 2012 the Company filed aregistration statement with the SEC requesting to register a total of 127,500,000 shares. On January 24, 2013, such registration statement was declared effective by the SEC. The total of 127,500,000 shares are registered.

The Company has incurred exploration expenses with respect to the Maricunga property of $390,409 and $3,175,518 for the six months ended December 31, 2012 and 2011, respectively. Future development expenditures are forecasted to be at least $100 - $200 million. The minority shareholders have not made payments to the Company for their respective shares of the exploration expenses incurred to date. As a result, all the expenses incurred by the Maricunga Companies during the six months ended December 31, 2012 were funded by the Company. The Company recorded 40% of the expenses incurred by the Maricunga Companies to the non-controlling interest, or $156,164 and $1,270,207 respectively for the six months ended December 31, 2012 and 2011. The total exploration expenses recorded to non-controlling interest since May 2011 is $2,531,571.

As the majority shareholder, we have filed lawsuits distributed to four civil courts of Copiapo, third Region of Atacama, Chile, against the minority shareholders seeking either payment of their pro rata portion of costs or an auction of their share of the properties. The minority shareholders have not paid their required contributions to the costs of conservation and exploration, which were agreed upon at the shareholders' meeting on October 6, 2011. In November 2012, we received a favorable decision from one of the civil courts to auction approximately 8% of the shares once the judgmentis executed. Chilean law gives the Company a preference in that auction. The other civil courts have not reached a final decision yet.

Certain minority shareholders have filed counter claims against us to declare, among other things, the invalidation of such shareholders' meeting at which required contributions were established that such minority shareholders failed to make. We filed dilatory defenses because we were not served according to law and also filed a complaint against the officer serving the process.This process is on hold because the minority shareholders have not filed a new claim, as requested by the court.

The Company has determined that neither the minority shareholders' default nor the proposed auction are (or will be) triggering events that would require the Company to test the long-lived assets for recoverability.

Matters Related to Exploitation Permits

In 2012, the Chilean Government's Ministry of Mining established its first ever auction for the award of lithium production quotas and licenses (Special Lithium Operations Contracts, or CEOLs), which would permit the exploitation of an aggregate of 100,000 tons of lithium metal (approximately 530,000 tons of lithium carbonate equivalent) over a 20 year period, subject to a 7% royalty.

In September 2012, the Company formed a consortium consisting of the Company, POSCO, Daewoo International Corp. and Mitsui & Co. (the "Consortium") for the purpose of participating in such CEOL auction. As required under the rules established by the Ministry of Mining, on September 14, 2012, the Consortium submitted its bid for the CEOLs.

On September 24, 2012, the Ministry of Mining opened the bids and informed the Company that the Consortium's bid was not the winning bid.

On October 1, 2012, the Ministry of Mining informed us that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012 due to an administrative error.

On October 5, 2012, the Company submitted a "Request for Reconsideration" to the Chilean Government, requesting it to reconsider the invalidation and award the CEOL to the second highest bidder - the Consortium.

On October 17, 2012, the Chilean Government ratified its decision to invalidate the CEOL process and not to accept any of the bids.

On October 22, 2012, we submitted another "Request for Reconsideration" to the Chilean Government. The Chilean Government had 30 days to answer the Company´s request.

On November 19, 2012, the Chilean Government rejected our Request for Reconsideration appeal.

On November 22, 2012, the Chilean Government ratified its decision to invalidate the CEOL process, as well as rescinding the CEOL Basis, which defined the regulations that regulated the CEOL process.

On January 16, 2013, we submitted a letter to the Chilean Comptroller requesting to review the CEOL process. The Company is waiting for an answer.

Currently, the Company does not have a permit to exploit lithium from the Maricunga properties. Accordingly, the Company evaluated the recoverability of the investment in the Maricunga properties in accordance with ASC 360, Property Plant and Equipment assuming it is not able to exploit its lithium resources. The Company can exploit alternative minerals, like potassium, on its Maricunga properties that do not require special permits and are exploitable via regular mining concessions according to the Chilean Mining Code. Based on that assumption, the Company determined that the total estimated future cash flows on an undiscounted base of the Maricunga properties exceeds its carrying value and, accordingly, no impairment loss was required.

Pending the outcome of the permitting process, we are exploring other strategies that could enable us to obtain rights to exploit lithium in Chile, whether from our flagship Maricunga project or otherwise. Additionally, we are evaluating the Maricunga project as a potential producer of potash, which combined with a nitrate resource, could be processed to produce potassium nitrate. However, there can be no assurances that we will be able to do so in the near future, on favorable terms, or at all.The majority of the past and current technical work performed on the project is applicable to the production of lithium and/or potassium.

The Company will evaluate any future impairment based on consideration of economic and operational feasibility and a continuing assessment of its rights to exploit minerals under Chilean laws and regulations.

NOTE 4. MINERAL RIGHTS

Mineral rights consist of the following at June 30, 2012 and 2011:

	June 30, 2012	June 30, 2011
Maricunga	$63,741,000	$63,741,000
Noto	-	300,000
	$63,741,000	$64,041,000

Maricunga

On November 30 and December 1, 2010, the Company signed non-binding exclusive letters of intent with the shareholders (the "Maricunga Sellers") of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the "Maricunga Companies"), to acquire a percentage of the Maricunga Companies, which collectively own the Maricunga Project ("Maricunga"). During December 2010, the Company paid $250,000 to the Maricunga Sellers in connection with signing the non-binding letters of intent which provided the Company with additional time to perform its due diligence and prepare definitive purchase agreements. The Maricunga property is undeveloped and covers an area of approximately 3,553 acres (1,438 hectares), comprising six concessions, each held by a separate legal entity, and is located in the northeast section of the Salar de Maricunga in Region III of Atacama in northern Chile. Each concession grants the owner the right to explore for mineral deposits at the Maricunga property.

On May 20, 2011, the Company and the Maricunga Sellers signed the Framework Contract of Mining Project Development and Buying and Selling of Shares of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga (the "Acquisition Agreement"), whereby the Company, through its Chilean subsidiary, Minera Li, acquired from the Maricunga Sellers a 60% interest in each of the Maricunga Companies. The purchase price, including amounts paid to agents, was $6,370,000 in cash and 127,500,000 restricted shares of common stock of the Company (the "Maricunga Purchase Price Shares") which had a fair value of $31,875,000 based on the market price on the date of issuance. The $6,370,000 in cash includes a $250,000 deposit paid in December 2010 and $120,000 due to agents. Pursuant to the Acquisition Agreement, closing occurred on June 2, 2011, the date by which the Maricunga Sellers and agents received their shares of common stock (which were registered in Chile) and the remaining $6,000,000 of cash. The agents received $120,000 at closing.

The assets of the Maricunga Companies consist solely of undeveloped mineral rights and were recorded as an asset purchase. The Company consolidated Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga and recorded the assets at 100% based on purchase price of $6,370,000 in cash and 127,500,000 restricted shares of common stock which had a fair value of $31,875,000. The Company recorded a non-controlling interest for the 40% of the Maricunga Companies that were not acquired, or $25,496,000.

The Company has agreed to register under the Securities Act one-half of the 127,500,000 Maricunga Purchase Price Shares on a "best efforts" basis by January 31, 2012 and the remainder by October 31, 2012. In the event that the SEC limits the number of shares that may be sold pursuant to the registration statement, we may remove from the registration statement such number of shares as specified by the SEC, and may file subsequent registration statements covering the resale of additional shares of such common stock. Accordingly, we are not obligated to pay any penalties in the event we are unable to register the shares, or obtain or maintain an effective registration statement related to such shares.

The Company has incurred exploration expenses for the development of the Maricunga property of $5,938,517 and $0 for the year ended June 30, 2012 and 2011, respectively. Future development expenditures are forecasted to be at least $200 million.

Pursuant to a shareholders' meeting held by the Maricunga Companies on October 6, 2011 in Chile ("Shareholder Meeting"), the majority shareholders of the Maricunga Companies approved a quota to cover expenses relating to the preservation and exploration of the mining concessions owned by the Maricunga Companies. Pursuant the Shareholder Meeting, Minera Li and the 40% non-controlling interest owners of the Maricunga Companies were required to make payments totaling $6,975,136 to bank accounts held by the Company within ninety days of the Shareholder Meeting, or January 4, 2012. Of the total $6,975,136 payments, Minera Li was to provide $4,185,083 and the 40% non-controlling interest shareholders ("minority shareholders") were to provide $2,790,053. The minority shareholders have not made their required payments to the Company. As a result, all the expenses incurred by the Maricunga Companies during the year ended June 30, 2012, of $5,938,517, were funded by the Company. The Company recorded 40% of the expenses incurred by the Maricunga Companies to the non-controlling interest, or $2,375,407 for the year ended June 30, 2012.

The Chilean Mining Code requires shareholders of legal mining companies (such as the Maricunga Companies) to contribute their pro rata portion of exploration and exploitation expenses that are established at a shareholders meeting ("Required Contributions"). The Chilean Mining Code permits any legal mining company to initiate an executive trial, the final resolution of which would state that shares held by shareholders who fail to make any Required Contribution must be sold at a public auction. The Chilean Mining Code establishes that the minimum bid in such auction shall be the amount of the Required Contribution that the defaulting shareholders failed to contribute (the "Default Amount"). The proceeds of such auction shall go first to the relevant legal mining company in the amount of the Default Amount, and any proceeds in excess thereof shall be paid to the defaulting shareholders. If the minimum bid is not achieved in the auction, then the defaulting shareholders' shares in the legal mining company will be cancelled and each non-defaulting shareholder's funding obligations will increase proportionally.

As the majority shareholder of each of the six Maricunga Companies, we have filed lawsuits distributed to four civil courts of Copiapo, third Region of Atacama, Chile against the minority shareholders. Certain minority shareholders have filed counterclaims against the Company to declare, among other things, the invalidation of the Shareholder Meeting on October 6, 2011 at which, required contributions were established that such minority shareholders failed to make. We are currently preparing our response. Our future plans are not dependent on the outcome of this matter with respect to the development of the Maricunga project

The Company has determined that neither the minority shareholders' default nor the proposed auction is (or will be) a triggering event that would require the Company to test the long-lived assets for recoverability.

On September 24, 2012, the Ministry of Mining opened the bids and informed the Company that the Consortium's bid was not the winning bid. However, on October 1, 2012, the Ministry of Mining informed the Company that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012, due to an administrative error.

Currently the Company does not have the permit to exploit lithium from the Maricunga properties. Accordingly, the Company evaluated the recoverability of the investment in the Maricunga properties using the discounted cash flow approach both assuming the Company is able to obtain a permit to exploit its lithium resources and also assuming it is not able to exploit its lithium resources. The Company can exploit alternative minerals, like potassium, on its Maricunga properties that do not require special permits and are exploitable via regular mining concessions according to the Chilean Mining Code. Based on that assumption, the Company used the discounted cash flow approach and determined that the fair value of Maricunga properties exceeds its carrying value and, accordingly, no impairment loss was required.

The Company will evaluate any future impairment based on consideration of economic and operational feasibility and a continuing assessment of its rights to exploit minerals under Chilean laws and regulations.

Noto

Pursuant to an Assignment Agreement dated March 12, 2010 (the "Assignment Agreement"), the Company purchased all of Puna Lithium Corporation's ("Puna") interests in and rights for the acquisition of Noto Energy S.A. ("Noto") under a letter of intent dated November 23, 2009, as amended, entered into by and among Puna, Lacus Minerals S.A., and the shareholders of Noto Energy S.A. ("Noto Shareholders"), an Argentinian corporation.

On March 12, 2010, the Company entered into a Share Purchase Agreement with the Noto Shareholders (the "Share Purchase Agreement") for the acquisition of one hundred percent (100%) of the issued and outstanding shares of Noto, which beneficially owns a one hundred percent (100%) undeveloped mineral interest in over 2,995 acres situated on brine salars in Argentina, known as Cauchari (the "Noto Properties").

Under the Share Purchase Agreement, the Company acquired upon closing on July 30, 2010, one hundred percent (100%) of the issued and outstanding shares of Noto, for $300,000 in cash, of which $200,000 was paid during the year ended June 30, 2010, and $100,000 was paid on July 30, 2010 when the transaction closed. Noto's only asset is the mineral interest in the Noto Properties. Accordingly, the Company recorded the acquisition as an asset purchase. The Company determined that the mineral rights related to the Noto Properties are not recoverable and the Company recorded impairment expense of $300,000 during the year ended June 30, 2012.

Alfredo

On August 3, 2010, the Company entered into a Stock Purchase Agreement ("Alfredo SPA") with Pacific Road Capital A Pty. Limited, as trustee for several entities holding all of the shares of Alfredo Holdings, Ltd. ("Alfredo"), to acquire all of the outstanding shares of Alfredo. Alfredo beneficially holds an option to acquire 100% of six mining concessions with respect to approximately 6,669 acres of mining tenements near Pozo Almonte, Chile.

Pursuant to the Alfredo SPA, the Company issued an aggregate of 10,000,000 shares of common stock (the "Purchase Price Shares") valued at $3,900,000 ($0.39 per share) to the Alfredo sellers and their designees. Pursuant to the Option to Purchase Agreement, the Company was required to make additional periodic payments aggregating $360,000 during 2010, of which the Company paid $80,000, in order to maintain its rights. In order to exercise the option and purchase the Alfredo property, the Company would have been required to pay the option exercise price of $4,860,000 by March 30, 2011 and contingent payments set forth in the Alfredo SPA. The Company did not make required payments in 2010 or the option exercise price payment of $4,860,000 on March 30, 2011. Under the terms of the option agreement, the option terminated and the Company recorded impairment expense for the amounts previously paid for the Alfredo property of $4,070,000 during the year ended June 30, 2011.

The Company allowed the option to expire because the Company determined that the project was not economically viable. Pursuant to an amendment to our agreement with the Alfredo sellers, if and when certain milestones are achieved with respect to any future Li3 Energy Chilean iodine nitrate project, we must make additional payments to the Alfredo sellers in an aggregate amount of up to $5,500,000.

Peru

On February 23, 2010, the Company acquired, through a new wholly-owned subsidiary, 100% of the assets of the Loriscota, Suches and Vizcachas Projects located in the Provinces of Puno, Tacna and Moquegua, Peru. The assets consist solely of undeveloped mineral rights and were recorded as an asset purchase. The aggregate purchase price for the assets was $50,000 which was paid in cash. During the year ended June 30, 2011, the Company determined that these mineral rights are not recoverable and the Company recorded impairment expense for the Peru property of $50,000 during the year ended June 30, 2011.

Puna Lithium 2010 Impairment

On March 12, 2010, the Company entered into an assignment agreement whereby the Company would purchase all of the Puna Lithium Corporation's ("Puna") interests in and rights of Puna, Lacus Minerals S.A. ("Lacus"), and the shareholders of Noto Energy S.A., and the Company entered into a certain Master Option Agreement with Lacus (the "Master Option Agreement"), for the acquisition of three options, to acquire up to an 85% interest in: (a) approximately 70,000 acres situated on prospective brine salars in Argentina.

In August 2010, the Company determined that this project was not economic viable. Lacus subsequently terminated the Master Option Agreement on August 24 2010. The Company expensed $742,178 of capitalized acquisition costs as impairment expense in the consolidated statement of operations during the year ended June 30, 2010.

On November 24, 2010, the Company entered into a termination, settlement and release agreement with Lacus in exchange for a $150,000 cash payment and 500,000 shares of common stock to settle potential Lacus claims. The 500,000 shares are recorded in the amount of $192,500, which was based on a fair value of $0.385 per share of common stock on the measurement date. As the Company had recorded $765,000 of accrued liabilities as of June 30, 2010 related to Lacus, the Company recorded a gain on settlement of $422,500 during the year ended June 30, 2011 as a result of the settlement. The Company paid the $150,000 cash payment to Lacus during January 2011, and issued the 500,000 shares in February 2011 in final satisfaction of all obligations.

During the year ended June 30, 2011, the Company reached a settlement agreement with Puna, pursuant to which the Company issued Puna 6,000,000 shares of common stock in full satisfaction of any and all obligations the Company may have to Puna. The Company recorded settlement expense of $1,920,000 determined based upon the fair value of the common stock on the issuance date.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2012	June 30, 2012
Leasehold improvement and office equipment	$73,761	$73,761
Field equipment	168,277	168,277
Less: Accumulated depreciation	(89,391)	(66,818)
Net property and equipment	$152,647	$175,220

Depreciation expense for the six months ended December 31, 2012 and 2011 was $22,573, and $5,456, respectively.

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	June 30, 2011
Leasehold improvement and office equipment	$72,015	$19,195
Field equipment	173,960	-
Less: Accumulated depreciation	(70,755)	(19,195)
	$175,220	$-

Depreciation expense for the years ended June 30, 2012 and 2011 was $51,560 and $3,946, respectively.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

POSCAN

On September 14, 2011 and August 17, 2012, POSCO Canada Ltd. ("POSCAN"), a greater than 5% shareholder and a wholly owned subsidiary of POSCO (a Korean company), purchased a combined 100,595,238 shares of the Company's common stock. See Note 10.

MIZ Comercializadora, S de R.L.

The Company was party to a services agreement ("Services Agreement") between MIZ Comercializadora, S de R.L. ("MIZ") and the Company in which Tom Currin (a beneficial owner of MIZ) served as Chief Operating Officer of the Company. Pursuant to the Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the "Restricted Stock") upon the achievement of certain milestones. Additionally, pursuant to the Services Agreement, the Company granted 1,000,000 stock options to MIZ which were to vest over three years.

On December 5, 2012, MIZ and the Company terminated its Services Agreement. In connection with the termination of the Services Agreement, all of the Restricted Stock was deemed fully vested and issued to MIZ (of which 1,700,000 shares were previously held in escrow, and 800,000 shares had previously been issued to MIZ). The Company recorded stock based compensation expense of $183,360 and $165,529 in connection with the Restricted Stock during the six months ended December 31, 2012 and 2011, respectively.

In addition, on November 30, 2012 the Company agreed to issue MIZ 300,000 shares of common stock for services. The stock price on the grant date of these shares was $0.069 therefore the Company recorded $20,700 of stock compensation expense for these shares for the six months ended December 31, 2012. These shares have not been issued as of December 31, 2012.

Also, on November 30, 2012, the Company reduced the exercise prices of 333,333 options from $0.38 to $0.13 per share and the exercise price of 666,667 options were reduced from $0.38 to $0.21 per share. The Company recorded $16,682 of stock compensation expense in connection with the modification of exercise price as the incremental difference between the fair value of the stock options immediately before and after the modification.

The Company incurred $65,605 (including $16,682 of stock option modification expense) and $60,615 of stock-based compensation during the six months ended December 31, 2012 and 2011, respectively, related to stock options granted to MIZ. See Note 10. As of December 31, 2012, all of the stock options granted to MIZ are fully vested and exercisable.

On December 5, 2012, the Company entered into a Consulting Services Agreement with MIZ in which Mr. Currin is to provide consulting services to the Company. Pursuant to the agreement, the Company pays MIZ $5,000 per month for up to four days of work with additional fees of $2,000 per day to be paid for additional days worked. The agreement will terminate one year from the date of the agreement or in the event either party causes a material breach of the agreement.

MIZ was paid $178,750 and $216,667 for cash compensation during the six months ended December 31, 2012 and December 31, 2011. MIZ was owed $0 and $20,234 as of December 31, 2012 and June 30, 2012, respectively.

R&M Global Advisors

The Company was party to a services agreement (the "R&M Agreement") between R&M Global Advisors, LLC. ("R&M Global Advisors") and the Company in which Eric Marin (a partial owner of R&M Global Advisors) served as interim Chief Financial Officer of the Company. On June 30, 2012, R&M Global Advisors and the Company mutually agreed to terminate Eric Marin's services as the Company's Interim Chief Financial Officer at the close of business on June 30, 2012.

R&M Global Advisors was paid $85,359 for the six months ended December 31, 2012, of which $81,300 was included in accounts payable as of June 30, 2012, and $97,125 in cash for compensation during the six months ended December 31, 2011. No amounts were due to R&M Global Advisors as of December 31, 2012.

NOTE 6. RELATED PARTY TRANSACTIONS

POSCAN

On August 24, 2011 and August 17, 2012, POSCO Canada Ltd. ("POSCAN"), a wholly owned subsidiary of POSCO (a Korean company), purchased a combined 100,595,238 shares of the Company's common stock. See Notes 10 and 14.

MIZ Comercializadora, S de R.L.

The Company is party to a services agreement between MIZ Comercializadora, S de R.L. ("MIZ") and the Company in which Tom Currin (a beneficial owner of MIZ) serves as Chief Operating Officer of the Company.

Pursuant to the Chief Operating Officer's Employment Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the "Restricted Stock"). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement). If his employment is terminated by the Company for cause as defined in the Employment Services Agreement, or by Mr. Currin for any reason other than good reason, then all unvested Restricted Stock will immediately expire.

The grant date of the 2,500,000 restricted shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011. In March 2012, the Company's Board determined to accelerate the restricted stock as if the milestone regarding execution of a binding off-take agreement had been achieved, resulting in the vesting of 300,000 shares of common stock. As of June 30, 2012, all of these vested shares were issued. The remaining 1,700,000 restricted shares contain various vesting requirements that the Company estimates will be achieved between December 2012 and December 2013. During the years ended June 30, 2012 and 2011, the Company recorded $250,921 and $303,101, respectively, of compensation expense for these shares based on the estimated vesting dates.

In February 2011, the Company signed an Amendment to the Employment Services Agreement with MIZ, under which MIZ agreed to accept 500,000 shares of common stock in lieu of salaries payable. These shares were issued in February 2011. The Company recorded stock compensation expense of $192,500, which represents the fair value of the common stock on the performance grant date, or $0.385 per share. In addition, in February 2011, the Company issued 236,842 shares to MIZ which were previously granted in accordance with the Employment Services Agreement and an expense of $90,000 was recorded, which represents the fair value the common stock on the grant date, or $0.38 per share. MIZ was also paid $75,000 in cash for the year ended June 30, 2011. For the year ended June 30, 2012, MIZ's compensation was $212,500, of which $20,830 was unpaid.

The Company also incurred $114,420 and $186,090 of stock-based compensation during the years ended June 30, 2012 and 2011, respectively, related to stock options granted to MIZ. See Note 10.

R&M Global Advisors

The Company is party to a services agreement (the "R&M Agreement") between R&M Global Advisors, LLC. ("R&M Global Advisors") and the Company. Eric Marin (a partial owner of R&M Global Advisors) served as interim Chief Financial Officer of the Company. R&M Global Advisors was paid $145,187 and $10,000 in cash for compensation during the years ended June 30, 2012 and 2011, respectively. As of June 30, 2012, R&M Global Advisors was owed $81,300.

On June 30, 2012, the Company entered into Amendment No. 1 to the R&M Agreement (the "R&M Amendment") with R&M Global Advisors. Pursuant to the R&M Amendment, R&M Global Advisors and the Company mutually agreed to terminate Eric Marin's services as our Interim Chief Financial Officer at the close of business on June 30, 2012.

Related party payable

In November 2009, Li3 Energy started utilizing the administrative personnel and office space of a company with an office located in Lima, Peru in which Li3 Energy's Chief Executive Officer functions in the same capacities (the "Related Party Company") for which the Company was obligated for reimbursement of administrative salaries, rent, utilities and maintenance expenses. On July 31, 2010, the Company assumed an assignment of the lease and its related expenses. As a result, for the years ended June 30, 2012 and 2011, this is no longer a related party. As of June 30, 2012 and 2011, the payable due to the Related Party Company is $11,400 and $10,986, respectively.

Legal Services

During the year ended June 30, 2011, one of the Company's directors was a Partner in a law firm that the Company engaged to perform certain legal services. On October 25, 2010, the Partner resigned as a Director of the Company and as a result, these legal services are no longer considered related party in nature. The Company paid for such legal services at the standard rates that the firm charges its unrelated clients. During the year ended June 30, 2011, the total legal fees the Company incurred to such firm were approximately $69,000.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

On March 23, 2012, the Company entered into a $300,000 unsecured promissory note with a third party. On September 28, 2012, this note was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $45,000), of the outstanding principal balance along with accrued interest totaling $49,925 and the note was amended with the maturity date extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. During December 2012, the note and related accrued interest were paid in full.

On April 2, 2012, the Company entered into a $100,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. During September 2012, the note and related accrued interest were paid in full.

On April 20, 2012, the Company entered into a $250,000 unsecured promissory note payable with a third party. A portion of this note amounting to $120,000 was paid in September 2012. On September 28, 2012, the note for the remaining amount due was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $19,500), of the outstanding principal balance along with accrued interest totaling $21,634 and the note was amended with the maturity date extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. During December 2012, the note and related accrued interest were paid in full.

On June 8, 2012, the Company entered into a $500,000 unsecured promissory note payable with a third party. The promissory note bears interest at 25% per annum after the maturity date, and was due on June 22, 2012. During August 2012, the note and related accrued interest were paid in full.

On June 5, 2008, the Company issued a $50,000 unsecured promissory note to Milestone Enhanced Fund Ltd. ("Milestone") in connection with Milestone's $50,000 working capital loan to the Company, and the terms and conditions of such note allow for prepayment of the principal and accrued interest at any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued as of December 31, 2012 and June 30, 2012 was $18,303 and $16,298, respectively. This note is in default as of December 31, 2012 and remains payable to Milestone. To date, no demand or communication has been received from Milestone.

On April 30, 2009, the Company issued an unsecured Convertible Promissory Note (the "Convertible Note") to Milestone, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due November 8, 2010. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone's option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at December 31, 2012 and June 30, 2012 was $13,539 and $11,678, respectively. The Convertible Note is in default as of December 31, 2012 and remains payable to Milestone. To date, no demand or communication has been received from Milestone.

NOTE 7. NOTES PAYABLE

On March 23, 2012, the Company entered into a $300,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. The total interest and penalties accrued on this note at June 30, 2012 is $8,375. The maturity date of this Note was extended to November 2, 2012.

On April 2, 2012, the Company entered into a $100,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. The total interest and penalties accrued on this note at June 30, 2012 is $3,148. This note was repaid in September 2012.

On April 20, 2012, the Company entered into a $250,000 unsecured promissory note payable with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was due on May 21, 2012. The total interest and penalties accrued on this note at June 30, 2012 was $7,842. A portion of this note amounting to $120,000 was paid in September 2012, and the maturity date of the remaining balance of $130,000 was extended to November 2, 2012.

On June 8, 2012, the Company entered into a $500,000 unsecured promissory note payable with a third party. The promissory note bears interest at 25% per annum, and was due on June 22, 2012. The total interest accrued on this note at June 30, 2012 is $2,778. On August 20, 2012, this loan was repaid.

On June 5, 2008, the Company issued a $50,000 unsecured promissory note to Milestone Enhanced Fund Ltd. ("Milestone") in connection with Milestone's $50,000 working capital loan to the Company, and the terms and conditions of such note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at June 30, 2012 and 2011 was $16,298 and $12,298, respectively. This note is in default as of June 30, 2012 and remains payable to Milestone. To date, no demand or communication has been made from Milestone.

On April 30, 2009, the Company issued an unsecured Convertible Promissory Note (the "Convertible Note") to Milestone, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due November 8, 2010. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone's option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at June 30, 2012 and 2011 was $11,678 and $7,965, respectively. The Convertible Note is in default as of June 30, 2012 and remains payable to Milestone. To date, no demand or communication has been made from Milestone.

CREDIT AGREEMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
CREDIT AGREEMENT [Abstract]
CREDIT AGREEMENT

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes are convertible into shares of the Company's common stock at the lender's option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity was $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the "Lender Warrants"). The Lender Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the "Waiver Agreement"). The Waiver Agreement does not alter the principal amount of the zero-coupon bridge notes; however, it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012. The Waiver Agreement also reduced the conversion price of the zero-coupon bridge notes from $0.40 to $0.12 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee ("arranger fee") of $30,000.

On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"). Pursuant to the Second Waiver Agreement, the zero-coupon convertible notes' maturity date was extended to September 28, 2013, and the aggregate principal amount thereof was increased to $1,880,000, which includes an Original Issue Discount of 12.1%. The Waiver Agreement also reduced the conversion price of the zero-coupon bridge notes from $0.12 to $0.095 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee ("arranger fee") of $37,600.

In connection with the Second Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that no beneficial conversion feature existed. See detail summary below for carrying value of debt as of December 31, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,880,000
Less: Original issue discount	(202,926)
Carrying value at September 28, 2012	1,677,074
Amortization of debt discount	52,260
Carrying value at December 31, 2012	$1,729,334

Second Amendment and Waiver Agreement

The Company applied ASC 470-50-40/55 "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the Second Amendment and Waiver Agreement dated September 28, 2012 constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. As a result, the Company recorded a loss on debt extinguishment of $37,235 during the six months ended December 31, 2012, as summarized below:

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,880,000
Arranger fee	37,600
Less: Original issue discount	(202,926)
Fair value of assets given	1,714,674
Less: Carrying value of pre-modification debt	(1,677,439)
Unamortized deferred financing costs	-
Loss on debt extinguishment	$37,235

NOTE 8. CREDIT AGREEMENT

On May 2, 2011, the Company entered into and simultaneously closed a Credit Agreement for a $1.5 million bridge loan with three private institutional investors. Under the Credit Agreement, the Company issued to each lender a zero-coupon original issue discount note due February 2, 2012. The notes are convertible into shares of the Company's common stock at the lender's option at a price of $0.40 per share. The aggregate face amount of the notes at the February 2, 2012 maturity was $1,677,438. The Company may prepay the notes at its option (together with accrued original issue discount), and must prepay them (together with accrued original issue discount) first out of the net proceeds of any future capital raising transactions by the Company.

The Company also agreed to issue to the lenders warrants to purchase an aggregate of 1,500,000 shares of common stock, exercisable for five years at an initial exercise price of $0.50 per share (the "Lender Warrants"). The Lender Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair values of the Lender Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $1,132,000 at the issuance date. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The convertible debentures were analyzed for a beneficial conversion feature at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $368,000. This amount was recorded as a debt discount and is amortized to interest expense over the term of the debentures.

The Company agreed to pay finder's fees consisting of cash in the amount of 5% of the aggregate issue price of the notes, or $75,000 in total, and warrants to purchase an aggregate of 75,000 shares of common stock, exercisable for five years at an initial exercise price of $0.40 per share (the "Arranger Warrants"). The Arranger Warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The fair value of the Arranger Warrants were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the Arranger Warrants at the issuance date was $57,750, which was recorded as deferred financing costs. The deferred financing costs of $132,750 were amortized over the life of the debt on a straight-line basis which approximated the effective interest method. During the years ended June 30, 2012 and 2011, the Company recorded $103,250 and $29,500, respectively, of interest expense on deferred financing costs.

On August 25, 2011, the Company entered into an Amendment and Waiver Agreement with the holders of the zero-coupon bridge notes (the "Waiver Agreement"). Pursuant to the Waiver Agreement, effective upon the closing of POSCAN's initial $8 million investment under the SPA (see Note 11), the zero-coupon bridge notes maturity date was extended to June 30, 2012, and the Company was not required to make any prepayment out of the proceeds of the SPA. As the POSCAN closing occurred on September 14, 2011, the Waiver Agreement was deemed effective on that date. The Waiver Agreement does not alter the principal amount of the zero-coupon bridge notes; however, it provides that such notes will accrue interest at a rate of 15% per annum from February 2, 2012, until June 30, 2012. The Waiver Agreement also reduced the conversion price of the $1.5 million zero-coupon bridge notes from $0.40 to $0.12 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $30,000.

In connection with the Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $330,019. This amount was recorded as a debt discount and will be amortized to interest expense over the term of the debentures. See detail summary below for carrying value of debt as of June 30, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	198,989
Amortization of debt discount	330,019
Carrying value at June 30, 2012	$1,783,181

Loss on Debt Extinguishment

The Company concluded that the Waiver Agreement resulted in a substantial modification of terms of the debt because the fair value of the embedded conversion feature increased by more than 10% as a result of the decrease in the conversion price from $0.40 per share to $0.12 per share. Accordingly, the Company recognized the amendment as an extinguishment of debt and recorded a loss on debt extinguishment. The Company determined that the fair value of the Credit Agreement approximated the initial $1.5 million face value of the notes plus accrued interest of $84,192 due to the short-term nature of the notes. As a result, the Company recorded a loss on debt extinguishment of $841,752 during the year ended June 30, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752

Second Amendment and Waiver Agreement

On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"). Pursuant to the Second Waiver Agreement, the zero-coupon convertible notes maturity date was extended to September 28, 2013. The Waiver Agreement also reduced the conversion price of the $1.5 million zero-coupon bridge notes from $0.12 to $0.095 per share. In connection with the Waiver Agreement, the Company agreed to pay an arranger a cash fee of $37,600.

The Company applied ASC 470-50-40/55 (formerly APB 26) "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the revised terms constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. Accordingly, the Company will record a total of $153,319 in September 2012 as gain on debt extinguishment.

DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering warrants, the Lender Warrants, the Warrants issued for advisory services and the Arranger Warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants, the Incentive warrants and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants, the warrants issued for advisory services and the POSCAN Warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

In conjunction with the closing of POSCAN's second tranche of investment on August 17, 2012, the Company adjusted the exercise price of the warrants previously issued to POSCAN from $0.40 to $0.21 per share. The incremental value of the warrants before and after the modification was $171,150 and was reported as warrant modification expense.

On August 17, 2012, the Company closed on POSCAN's second tranche of investment under the SPA (the "Second Closing"), selling 62,499,938 units to POSCAN for gross proceeds of $9,999,990, with each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share. Furthermore, the Additional Agreement provides that, subject to certain exceptions, the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.

The Company has determined that these warrants contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants' respective exercise prices based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40. The warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the six months ended December 31, 2012 was as follows:

		Initial valuation
		of derivative		Increase
		liabilities upon		(decrease) in
	Balance at	issuance of new		fair value of	Exercise	Balance at
	June 30,	warrants during	Modification	derivative	of	December 31,
	2012	the period	expense	liabilities	warrants	2012
2009 Unit Offering warrants	$872,212	$-	$-	$(440,121)	$-	$432,091
First 2010 Unit Offering warrants	1,640,644	-	-	(1,082,552)	-	558,092
Second 2010 Unit Offering warrants	237,426	-	-	(146,641)		90,785
Third 2010 Unit Offering warrants	512,341	-	-	(309,573)	-	202,768
Incentive warrants	579,760	-	-	(351,914)	-	227,846
2011 Unit Offering warrants	1,495,038	-	-	(1,158,239)	-	336,799
Lender warrants	274,386	-	-	(196,749)	-	77,637
Warrants for advisory services and Arranger warrants	83,210	-	-	(65,459)	-	17,751
POSCAN warrants	1,958,911	4,478,014	171,150	(2,489,458)	-	4,118,617
	$7,653,928	$4,478,014	$171,150	$(6,240,706)	$-	$6,062,386

Warrant Modification Expense

The Company measured the modified warrants using a modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Activity for derivative warrant instruments during the six months ended December 31, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	December 31,
	2011	the period	liabilities	Warrants	2011
2009 Unit Offering warrants	$3,854,119	$-	$(2,588,538)	$-	$1,265,581
First 2010 Unit Offering warrants	2,911,244	-	(1,849,599)	-	1,061,645
Second 2010 Unit Offering warrants	1,800,265	-	(1,094,991)	(590,462)	114,812
Third 2010 Unit Offering warrants	1,156,744	-	(858,869)	-	297,875
Incentive warrants	1,072,441	-	(738,036)	-	334,405
2011 Unit Offering warrants	3,736,897	-	(2,556,631)	-	1,180,266
Lender warrants	523,234	-	(375,767)	-	147,467
Warrants for advisory services and Arranger warrants	189,810	-	(136,900)	-	52,910
POSCAN warrants	-	3,779,978	(1,404,228)	-	2,375,750
	$15,244,754	$3,779,978	$(11,603,559)	$(590,462)	$6,830,711

During the six months ended December 31, 2011, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the six months ended December 31, 2012 and 2011, respectively, and as of December 31, 2012 and 2011, respectively:

	Initial	Initial
	valuations -	valuations -	Valuation as of	Valuation as of
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	62,499,938	38,095,300	160,395,482	89,284,712
Market value of common stock on measurement date (1)	$0.07	$0.145	$0.059	$0.067
Adjusted exercise price	$0.21	$0.40	$0.05-0.38	$0.05-0.48
Risk free interest rate (2)	0.31%	0.42%	0.21%-0.36%	0.36%-0.83%
Warrant lives in years	3.0	3.0	1.26-3.33	2.30-4.20
Expected volatility (3)	182%	205%	135%-144%	179%-217%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	25%	100%	25%	100%
Range of percentage of existing shares offered (7)	15%-31%	10%-31%	8%-24%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.21-$0.45	$0.15-$0.45	$0.15-$0.50

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 2, 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	The historical trading volatility was determined by the Company's trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 25% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 8% and 24% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

NOTE 9. DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company's common stock at prices below such warrants' respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a "fixed-for-fixed" option as defined under FASB ASC Topic No. 815 - 40.

The warrants (including any Agent warrants) issued in connection with the 2009 Unit Offering (as defined below) the 2010 Unit Offerings (as defined below), the Incentive warrants (as defined below), the 2011 Unit Offering warrants (as defined below), the Lender Warrants, the Warrants issued for advisory services (as defined below) and the Arranger Warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of the 2010 Unit Offering Warrants (as defined below), the Incentive warrants (as defined below) and all warrants issued to agents under both the 2009 Unit Offering, and the 2010 Unit Offerings will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of the warrants issued in the 2009 Unit Offering, the 2010 Unit Offerings, the Incentive warrants, the 2011 Unit Offering, the Lender Warrants, the Arranger warrants, the warrants issued for advisory services and the POSCAN Warrants were recognized as derivative warrant instruments at issuance or when they become issuable and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified lattice valuation model.

Activity for derivative warrant instruments during the year ended June 30, 2012, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2011	the period	Liability	warrants	2012
2009 Unit Offering warrants	$3,854,119	$-	$(2,981,907)	$-	$872,212
First 2010 Unit Offering warrants	2,911,244	-	(1,270,600)	-	1,640,644
Second 2010 Unit Offering warrants	1,800,265	-	(972,377)	(590,462)	237,426
Third 2010 Unit Offering warrants	1,156,744	-	(644,403)	-	512,341
Incentive warrants	1,072,441	-	(492,681)	-	579,760
2011 Unit Offering warrants	3,736,897	-	(2,241,859)	-	1,495,038
Lender warrants	523,234	-	(248,848)	-	274,386
Warrants for advisory services
and Arranger warrants	189,810	-	(106,600)	-	83,210
POSCAN warrants	-	3,779,978	(1,821,067)	-	1,958,911
	$15,244,754	$3,779,978	$(10,780,342)	$(590,462)	$7,653,928

During the year ended June 30, 2012, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

Activity for derivative warrant instruments during the year ended June 30, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2010	the period	Liability	warrants	2011
2009 Unit Offering warrants	$6,313,769	$-	$(2,459,650)	$-	$3,854,119
First 2010 Unit Offering warrants	1,715,959	236,937	958,348	-	2,911,244
Second 2010 Unit Offering warrants	-	151,360	4,231,216	(2,582,311)	1,800,265
Third 2010 Unit Offering warrants	-	757,772	2,421,207	(2,022,235)	1,156,744
Incentive warrants	-	1,068,320	4,121	-	1,072,441
2011 Unit Offering warrants	-	2,142,276	1,594,621	-	3,736,897
Lender warrants	-	1,132,000	(608,766)	-	523,234
Warrants for advisory services and Arranger warrants	-	214,760	(24,950)	-	189,810
	$8,029,728	$5,703,425	$6,116,147	$(4,604,546)	$15,244,754

During the year ended June 30, 2011, the Company issued 800,000 warrants to a third party company for advisory services ("Warrants for advisory services"). The Warrants for advisory services contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a "Lower Price") that is less than the exercise price of such warrant at the relevant time. The fair values of the Warrants for advisory services were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair value of the warrants was $157,010 at the issuance date. This amount was recorded as general and administrative expenses for the year ending June 30, 2011.

During the year ended June 30, 2011, 14,023,336 warrants and Double Options, which are treated as warrants, were exercised for aggregate proceeds of $1,433,575. The Company reduced the derivative liability by $4,604,546 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the years ended June 30, 2012 and June 30, 2011, respectively, and as of June 30, 2012, and June 30, 2011, respectively:

	Initial	Initial
	Valuations -	Valuations -
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	38,095,300	46,750,323	89,284,712	54,200,565
Market value of common stock on measurement date (1)	$0.145	$0.12-$0.43	$0.09	$0.23
Adjusted exercise price	$0.40	$0.05-$0.50	$0.05-$0.48	$0.05-$0.54
Risk free interest rate (2)	0.42%	0.67%-2.20%	0.33%-0.49%	0.81%-1.76%
Warrant lives in years	3.0	2.8-5.0	1.8-3.8	2.8-4.7
Expected volatility (3)	205%	151%-197%	132%-241%	169%-197%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	100%	100%	100%	100%
Range of percentage of existing shares offered (7)	10%-31%	10%-31%	10%-31%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.25-$1.50	$0.15-$0.50	$0.25-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

Subsequent to June 30, 2012, the exercise price of certain warrants and the number of shares issuable upon exercise of certain warrants were further adjusted. See Note 14.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS? EQUITY

NOTE 10. STOCKHOLDERS' EQUITY

Common Stock Issuable for Services

In September 2012, the Company entered into several stock settlement agreements with certain parties to whom the Company was obligated as of June 30, 2012 ("Receivable Holders"). The Company has entered into settlement agreements with respect to an aggregate of $390,336 of obligations (including $363,336 to officers, directors, and employees), and has issued an aggregate of 5,825,761 shares of the Company's common stock pursuant thereto. Each settlement agreement that the Company has entered into to date has provided for the Company to issue one share of the Company's common stock for every $0.067 of obligations released by the Receivable Holder. The stock price on the grant date of these shares was $0.068 therefore a loss on settlement of $5,816 was recorded in relation to these settlement agreements for the six months ended December 31, 2012.

COO resignation

On December 5, 2012, MIZ and the Company terminated its Services Agreement. In connection with the termination of the Services Agreement, all of the Restricted Stock was deemed fully vested and issued to MIZ (of which 1,700,000 shares were previously held in escrow, and 800,000 shares had previously been issued to MIZ). The Company recorded stock-based compensation expense of $183,360 and $165,529 in connection with the Restricted Stock during the six months ended December 31, 2012 and 2011, respectively.

In addition, on November 30, 2012, the Company agreed to issue MIZ 300,000 shares of common stock for services.The stock price on the grant date of these shares was $0.069 therefore the Company recorded $20,700 of stock compensation expense for these shares for the six months ended December 31, 2012.

Also, on November 30, 2012, the Company reduced the exercise prices of 333,333 options from $0.38 to $0.13 per share and the exercise price of 666,667 options were reduced from $0.38 to $0.21 per share. The Company recorded $16,682 of stock compensation expense in connection with the modification of exercise price as the incremental difference between the fair value of the stock options immediately before and after the modification.

Common Stock Sales

July 1, 2012 through December 31, 2012

On August 17, 2012, the Company closed on POSCAN's second tranche of investment (the "Second Closing") under the Securities Purchase Agreement between the Company and POSCAN, dated as of August 24, 2011 (the "POSCAN SPA"), selling 62,499,938 units to POSCAN for gross proceeds of $9,999,990, with each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share. Furthermore, the Additional Agreement to Securities Purchase Agreement between the Company and POSCAN, dated as of August 17, 2012 (the "Additional Agreement"), provides that, subject to certain exceptions, the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing (see Note 9). During the six months ended December 31, 2012, the Company entered into certain agreements and issued shares which may have triggered this provision. The Company is seeking clarification of this provision and, if necessary, a waiver of this provision for the following transactions:

•	From September 2012 through November 2012, the Company entered into certain agreements whereby the Company agreed to issue common stock valued at approximately $0.07 per share for services. In the event the provision applies, and a waiver is not granted, the Company estimates it would be required to issue an additional 3,556,786 shares and record stock-based compensation expense estimated at $242,032.

•	On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"), under which the conversion price of the zero-coupon bridge notes was modified from $0.12 to $0.095 per share. In the event the provision applies, and a waiver is not granted, the Company estimates it would be required to issue an additional 2,905,412 shares and record stock-based compensation expense estimated at $232,433.

The Company also agreed to issue to POSCAN a two-year warrant to purchase 5,000,000 shares of our common stock at an exercise price of $0.15 per share. The Company analyzed the instruments for derivative accounting consideration and determined that derivative accounting does not apply to these warrants. The Company determined the fair value of these warrants on the grant date using the Black-Scholes option pricing model with the following assumptions: stock price on the measurement date of $0.07, term of 2 years, expected volatility of 141%, and a discount rate of 0.29%.

The fair value of the warrants was determined to be $192,540. The Company recorded this amount as offering costs with an offset to additional paid-in capital for the six months ended December 31, 2012.

On January 11, 2011, the Company engaged a consultant to provide advisory services to facilitate equity or debt fund raising for the Company. In connection with the closing of POSCAN's second tranche of investment on August 17, 2012, the Company paid 5% of the gross proceeds of $9,999,990, or $500,000, which has been recorded as offering costs for the six months ended December 31, 2012. In addition, the Company has agreed to provide the consultant 5% of the gross proceeds in warrants. The number and terms of the warrants have not been determined; accordingly these warrants have not been issued as of December 31, 2012. An accrual for the fair value of the warrants of $162,350 has been included in accrued expenses and as additional offering costs for the six months ended December 31, 2012. The warrants were valued using the Black-Scholes option pricing model with the following assumptions:

August 17, 2012
Market value of stock on measurement date	$0.070
Risk-free interest rate	0.81%
Dividend yield	0%
Volatility factor	216%
Term	5 years

The net proceeds from the closing of POSCAN's second tranche of funding of $9,499,990 were allocated $4,859,626 to common stock and additional paid-in capital, $4,478,014 to derivative liabilities and $162,350 to accrued expenses for offering costs.

2009 Equity Incentive Plan

On October 19, 2009, stockholders holding shares representing approximately fifty-nine percent (59%) of the Company's issued and outstanding common stock executed a written consent in lieu of a meeting and approved the creation of the 2009 Equity Incentive Plan (the "2009 Plan"). The 2009 Plan provides for the issuance of both non-statutory and incentive stock options and other awards to acquire, in the aggregate, up to 5,000,000 shares of the Company's common stock.

Restricted Stock Units

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 restricted stock units under the 2009 Plan which vests in 1/3 increments each January 15th of 2012, 2013 and 2014. The value of the issuable shares was determined based on the $0.22 per share closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period. During the six months ended December 31, 2012 and 2011, the Company recorded $26,754 and $73,282 of stock compensation in connection with this agreement.

During December 2011, the Company entered into a one-year employment agreement with its new Vice President of Finance (the "VP of Finance") which originally was to begin on January 1, 2012 (amended to March 1, 2012). Pursuant to the agreement, the VP of Finance was granted 250,000 restricted stock units under its 2009 Plan which will vest over 3 years. The value of the issuable shares was determined based on the $0.13 closing price of the common stock on the measurement date, and totaled $34,500. The Company will record stock compensation expense for these restricted stock units over the 3 year service period which begins on March 1, 2012, of which the Company recorded expense of $17,250 during the six months ended December 31, 2012.

In May 2012, the Company committed to grant Restricted Stock Units with respect to an aggregate of 900,000 shares to members of its Board of Directors. Such restricted stock units shall vest over a period of three years starting from the later of July 1, 2011 and the initial date of the applicable director's substantial involvement with the Board's activities. However, the Company does not currently have enough shares authorized for issuance under the 2009 Plan to satisfy all of these obligations. The Company is analyzing the required steps to increase the number of shares under the plan. The Company recorded compensation expense related to these units of $11,040 during the six months ended December 31, 2012.

On December 19, 2012, the Company committed to grant 100,000 restricted stock units to a new member of the Board of Directors. The restricted stock shall vest over a period of three years beginning on the director's start date. The value of the issuable shares was determined based on the $0.05 closing price of the common stock on the measurement date, and totaled $5,000.

Stock Option Awards

Summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at December 31, 2012	1,450,000	$0.24	3.53	$-
Exercisable at December 31, 2012	1,200,000	$0.21	3.39	$-

During the six months ended December 31, 2012 and 2011, the Company recognized stock-based compensation expense of $54,313 and $69,571, respectively, related to stock options (of which $48,923 and $60,615 was related party for the six months ended December 31, 2012 and 2011, respectively - See Note 6). As of December 31, 2012, there was approximately $23,357 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized ratably over a weighted-average period of approximately 2.16 years.

Warrants

Summary information regarding common stock warrants issued and outstanding is as follows:

		Weighted-average
	Exercise of	Exercise
	Warrants	Price
Outstanding at June 30, 2012	89,284,712	0.25
Issued	67,499,938	0.20

Additional shares issuable upon exercise of warrants as a result of adjustments pursuant to anti-dilution provisions	3,610,832	n/a
Exercised	-	-
Outstanding at December 31, 2012	160,395,482	0.23

Warrants outstanding as of December 31, 2012

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of warrants	life	of warrants
November 10, 2009 - December 23, 2009	$0.26	7,198,584	1.86 - 1.98 years	7,198,584
November 10, 2009 - December 23, 2009	$0.38	7,269,374	1.86 - 1.98 years	7,269,374
June 9, 2010 - September 13, 2010	$0.26	11,729,615	2.44 - 2.70 years	11,729,615
June 9, 2010 - July 13, 2010	$0.17	646,645	2.44 -2.53 years	646,645
November 8-15, 2010	$0.05	1,400,000	2.85 years	1,400,000
December 9, 2010 - February 23, 2011	$0.15	4,890,418	2.94 - 3.15 years	4,890,418
April 7, 2011 - May 19, 2011	$0.35	5,416,953	3.23 years	5,416,953
April 7, 2011 - May 19, 2011	$0.29	11,960,049	1.38 years	11,960,049
April 7, 2011 - May 19, 2011	$0.22	1,913,606	1.38 years	1,913,606
May 2, 2011	$0.34	1,500,000	3.33 years	1,500,000
May 2, 2011	$0.29	75,000	3.33 years	75,000
June 27, 2011	$0.29	800,000	1.26 years	800,000
September 14, 2011	$0.20	38,095,300	1.70 years	38,095,300
August 17, 2012	$0.20	62,499,938	2.63 years	62,499,938
August 17, 2012	$0.15	5,000,000	1.63 years	5,000,000
		160,395,482		160,395,482

The intrinsic value of warrants outstanding at December 31, 2012 was $12,600.

NOTE 10. STOCKHOLDERS' EQUITY

Sales of Common Stock

Common stock issued for cash during the years ended June 30, 2005 through June 30, 2010

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2010, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital	Per share price range
2005 (1)	71,052,672	$7,500	$-	$7,500	$-	$7,500	$0.0001
2006	47,368,454	50,000	-	50,000	-	50,000	0.0011
2007	-	-	-	-	-	-	-
2008	2,631,595	50,000	-	50,000	-	50,000	0.019
2009	-	-	-	-	-	-	-
2010	18,000,000	4,500,000	410,680	4,089,320	1,806,181	2,283,139	0.25
2011	55,685,324	10,381,739	1,012,361	9,369,378	3,288,346	6,081,032	0.05 - 0.27
2012	42,295,300	8,210,013	685,944	7,524,069	3,779,978	3,744,091	0.05 - 0.21

(1)	On October 19, 2009, 71,052,626 shares of the Company's common stock owned by the founding shareholder, were surrendered and cancelled in exchange for the Company's interest in a wholly-owned subsidiary. The net assets of the Company's wholly-owned subsidiary prior to the exchange were $0 as of October 19, 2009. Therefore, the share cancellation was valued at $0.

2011 Activity:

First 2010 Unit Offering

In June 2010, the Board of Directors authorized the Company to offer up to a maximum of 20,000,000 units (the "First 2010 Unit Offering") at a purchase price of $0.25 per unit (a "C Unit"). Each C Unit consisted of (i) one share of the Company's common stock, and (ii) a warrant (a "C Warrant") representing the right to purchase one share of common stock, exercisable for a period of two years at an exercise price of $0.50 per share.

Sales of C Units during the year ended June 30, 2011 pursuant to the First 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to C Warrants	Amount allocated to common stock and paid-in capital
July 2010	2,000,000	$500,000	$47,245	$452,755	$219,871	$232,884
September 2010	160,000	40,000	4,757	35,243	17,066	18,177
	2,160,000	$540,000	$52,002	$487,998	$236,937	$251,061

In connection with the Second C Closing, the Company also became obligated to issue to a placement agent C Agent Warrants to purchase an aggregate of 140,000 shares of common stock at an exercise price of $0.25 per share, and incurred placement agent fees of $35,000, which is included in offering costs above.

Second 2010 Unit Offering

In November 2010, the Company held a private placement offering (the "Second 2010 Unit Offering") of 4,000,000 units of its securities to investors for gross proceeds of $200,000, at an offering price of $0.05 per unit (a "D Unit"). The Second 2010 Unit Offering provides each investor with the right (the "Double Option"), subject to certain conditions, to purchase, at any time prior to one year from subscription, a number of additional D Units up to the number of D Units purchased at the closing of the Second 2010 Unit Offering ("Double Units"). Each "D Unit" consists of one share of the Company's common stock and a warrant (a "D Warrant") to purchase one share of common stock at an exercise price of $0.05 per share. The D Warrants will be exercisable from issuance until five years after the final closing of the Second 2010 Unit Offering.

The Company determined that, in substance, the Second 2010 Unit Offering involved the issuance of three separate derivative instruments, one being the D Warrants included in the D Units, and the other two being components of the Double Options, which consist of the right to purchase (the "Double Option Common Component") the shares of common stock included in the Double Units for $0.05 until November 7, 2011, and the additional D Warrants (the "Double D Warrants") that would be included in any Double Units issued upon exercise of the Double Option.

Sales of D Units during the year ended June 30, 2011 pursuant to the Second 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to D Warrants	Amount allocated to common stock and paid-in capital
November 2010	4,000,000	$200,000	$-	$200,000	$151,361	$48,639
	4,000,000	$200,000	$-	$200,000	$151,361	$48,639

The subscription agreements provide the investors with certain "piggyback" registration rights covering the shares of Common Stock included in the D Units (including any Double Units) and the shares of Common Stock issuable upon exercise of the D Warrants (including D Warrants included in any Double Units).

Third 2010 Unit Offering

In December 2010, the Company held a private placement offering (the "Third 2010 Unit Offering") of up to 13,333,334 units of its securities at a purchase price of $0.15 per unit (an "E Unit"). Each "E Unit" consisted of (i) one share of the Company's common stock, and (ii) a warrant ("E Warrant") representing the right to purchase one share of common stock, exercisable for a period of five years at an exercise price of $0.15 per share.

Sales of E Units during the year ended June 30, 2011 pursuant to the Third 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to E Warrants	Amount Allocated to common stock and paid-in capital
December 2010	9,483,330	$1,422,500	$165,585	$1,256,915	$601,752	$655,163
January 2011	1,783,333	267,500	41,033	226,467	133,212	93,255
February 2011	400,000	60,000	16,470	43,530	22,808	20,722
	11,666,663	$1,750,000	$223,088	$1,526,912	$757,772	$769,140

2011 Offering

On March 22, 2011, the Company held a private placement offering (the "2011 Offering") of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering Warrant"). The G Warrants are exercisable for a period of three years.

Sales of the G Units during the year ended June 30, 2011 pursuant to the 2011 Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to G Warrants	Amount Allocated to common stock and paid-in capital
April 2011	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643
	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643

The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, we agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date (June 21, 2011) to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use our best efforts to cause such registration statement to become effective within 150 days after the filing date, all at our own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, we have agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%). The Company did not file the registration statement with the Securities and Exchange Commission until July 1, 2011. The Company recorded an accrual for monetary penalties of $38,750 in accrued liabilities during the year ended June 30, 2011.

Warrants exercises

Issuances of common stock for cash upon exercise of warrants were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Amount Allocated to common stock and paid-in capital
D Warrants - February 2011	3,800,000	$190,000	$-	$190,000	$190,000
D Warrants - May 2011	2,000,000	100,000	-	100,000	100,000
D Warrants (cashless) - June 2011	515,254	-	-	-	-
E Warrants	7,623,336	1,143,550	-	1,143,550	1,143,550
	13,938,590	$1,433,550	$-	$1,433,550	$1,433,550

During February 2011, 3,800,000 Double Options were exercised for gross proceeds of $190,000 to purchase 3,800,000 Double Units. Also, during the year ended June 30, 2011, 2,000,000 D Warrants were exercised for gross proceeds of $100,000, and 600,000 warrants were exercised in a cashless exercise resulting in the issuance of 515,254 shares of common stock.

On March 2, 2011, as an incentive to each holder of the E warrants (each "E Warrantholder"), of which there were 12,389,996 warrants outstanding prior to this incentive, the Company offered each of the E Warrantholders an additional ½ warrant ("F Warrant", or "Incentive Warrant") with a $0.50 exercise price exercisable until February 22, 2016 for each E warrant exercised prior to March 23, 2011, and then subsequently extended to May 31, 2011. A total of 7,623,336 E warrants were exercised during the year ended June 30, 2011, in connection with this warrant inducement, resulting in gross proceeds of $1,143,550. As a result, the Company issued 3,811,671 F Warrants. The Company recorded the value of the Incentive Warrants as a $1,068,320 warrant modification expense in the consolidated income statement during the year ended June 30, 2011.

2012 Activity:

POSCAN

On August 24, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") and an Investor Rights Agreement (the "IRA") with POSCO Canada Ltd. ("POSCAN"), a wholly owned subsidiary of POSCO (a Korean company), (together, the "POSCAN Agreements"), pursuant to which on September 14, 2011, POSCAN purchased 38,095,300 units for $0.21. Each unit consisted of one share of our common stock and a three-year warrant ("POSCAN Warrants") to purchase one share of our common stock at an exercise price of $0.40 per share. The Company incurred finders' fees equal to 7% of the gross proceeds received from the SPA. At June 30, 2012, the Company has paid $493,000 of the fees and has $67,000 of finders' fees payable recorded in accounts payable in the consolidated balance sheet.

Sales of the "Units" during the year ended June 30, 2012 pursuant to the SPA were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to POSCAN Warrants	Amount Allocated to common stock and paid-in capital
August 2011	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081
	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081

POSCAN committed to purchase an additional 47,619,000 Units at the same $0.21 price per Unit (for an aggregate additional purchase price of approximately $10 million) upon satisfaction of certain conditions, including: (i) completion of an updated Measured and Indicated Resource Report prepared in compliance with Canadian National Instrument ("NI") 43-101 standards that concludes that our Maricunga property meets certain technical requirements and that proceeding to the feasibility study phase for the Maricunga project is warranted; (ii) completion of a work program agreed to by us and POSCAN; and (iii) having the necessary permits and approvals in place for building and operating a brine test facility on the Maricunga property. The SPA provides that the Company is to use the proceeds from such investments exclusively for activities related to the development of the Maricunga project pursuant to budgets mutually agreeable to us and POSCAN.

The SPA includes provisions for POSCAN to purchase brine from the Maricunga property and test it at POSCAN's test facility in Korea. In addition, the SPA provides that the Company and POSCAN will discuss and evaluate the development, financing and construction of a brine testing facility on the Maricunga property, and that if such facility is built, the Company would (i) supply the test facility with brine and other materials and utilities and (ii) assist POSCAN in obtaining any rights, licenses and permits required to build and operate such facility.

The securities purchased by POSCAN are restricted and may not be sold (subject to customary exceptions) until the earlier of nine months from their issuance or November 20, 2012. Pursuant to the IRA, the Company has granted POSCAN the right to demand registration of the common stock included in the Units, and issuable upon exercise of the warrants included in the Units, commencing 12 months after the date of issuance of the Units and ending five years after the date of the IRA. The Company's obligation to register any such shares shall terminate once they may be sold without registration in any 30 day period pursuant to Rule 144 under the Securities Act. Upon a registration demand made by POSCAN pursuant to the IRA, the Company must file a registration statement covering the shares within 75 calendar days of such demand, and use our best efforts to have it declared effective within 120 calendar days of filing. If the Company does not meet these deadlines, the Company must pay liquidated damages of 2% of the purchase price of the securities per month until such failures are cured (up to an aggregate maximum of 10%). POSCAN will also have "piggy-back" registration rights with respect to such shares. To date, POSCAN has not required the Company to register the shares.

The IRA provides that the Company will appoint a director nominated by POSCAN to our Board of Directors, and will continue to nominate a POSCAN-designee at each annual meeting for as long as POSCAN owns not less than 10% of the issued and outstanding shares of our common stock. So long as POSCAN holds any shares of our common stock (subject to customary exceptions), the Company shall not issue any new securities to any person unless the Company has also offered to POSCAN the right to purchase its pro rata share of such securities on the same terms and conditions as are offered, as to maintain its then percentage interest in our outstanding capital. The IRA also provides that, until the earlier of (i) POSCAN owning less than 10% of our issued and outstanding common stock and (ii) our aggregate market capitalization exceeding $250 million, the Company may not undertake certain actions without the approval of POSCAN (which approval may be evidenced by the affirmative vote or consent of POSCAN's director nominee), including: a liquidation, merger or reorganization; a sale of all or substantially all of the Company's assets; incurring indebtedness in excess of $1,000,000 (subject to certain exceptions); create or take any action that results in our the Company's holding the capital stock of any subsidiary that is not wholly owned (with certain exceptions); transfer or license our proprietary technology to a third party; substantially change the scope of the Company's business; or amend or waive any non-competition or non-solicitation provision applicable to the Company's Chief Executive Officer or Chief Operating Officer.

POSCO (with its subsidiaries) is a diversified company, with operations in energy, chemicals and materials and is one of the largest steel manufacturers in the world. There can be no assurance that any final agreement will be reached with POSCAN with respect to a pilot plant, a commercial plant, any further investment by POSCAN, any purchase by POSCAN of our production, or otherwise.

Warrants exercises

During the year ended June 30, 2012, 4,200,000 D Warrants were exercised for gross proceeds of $210,000.

Common Stock issued for acquisition of mineral rights

On August 3, 2010, the Company issued 10,000,000 shares of its common stock valued at $3,900,000 as part of its acquisition of mineral rights in connection with the Alfredo acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.39 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

On June 2, 2011, the Company issued of 127,500,000 shares of its common stock valued at $31,875,000 as part of its acquisition of mineral rights in connection with the Maricunga acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.25 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

Common Stock issued for services

Common stock issued for services during the years ended June 30, 2005 through June 30, 2010

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2012, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Fair value of shares issued	Amount allocated to common stock par value	Amount allocated to paid-in capital	Per share price range
2005	-	$-	$-	$-	$0.00
2006	-	-	-	-	0.00
2007	-	-	-	-	0.00
2008	-	-	-	-	0.00
2009	-	-	-	-	0.00
2010	2,625,000	811,050	2,625	808,425	0.003 - 0.93
2011	5,603,501	1,697,567	5,603	1,691,964	0.235 - 0.385
2012	1,573,333	135,200	1,574	133,626	0.106

2011 Activity:

On November 24, 2010, the Company entered into an agreement (the "Compensation Modification Agreement") with LW Securities, Ltd. (the "Finder") in connection with private placement offerings which closed at various times between June 9, 2010, and September 13, 2010. The Compensation Modification Agreement provides, among other things, that in lieu of $105,000 of cash fees, the Company would issue the Finder 1,000,000 shares of common stock. In February 2011, the Company issued the Finder 1,000,000 shares in accordance with the Compensation Modification Agreement. The Company valued the shares issued pursuant to the Compensation Modification Agreement at $385,000, which is equal to 1,000,000 shares of common stock issued at the measurement date at a closing price of $0.385 per share. The Company recorded the difference of $280,000 as general and administrative expenses.

On December 30, 2010, the Company reached an agreement with its legal counsel (the "Firm"), pursuant to which the Company issued in February 2011, 608,310 shares of common stock to the Firm for outstanding legal fees and expenses. The value of the shares was determined based on the $0.385 closing price of the common stock on the measurement date, and totaled $234,199. The Company recorded the amount to general and administrative expenses.

On December 30, 2010, the Company reached an agreement (the "Settlement Agreement") with an individual the Company had been considering hiring as an executive officer (the "Candidate") to settle certain potential claims relating to the Company's proposed employment of the Candidate. Pursuant to the Settlement Agreement, the Company issued in February 2011, 1,000,000 shares of common stock to the Candidate. The Company valued the 1,000,000 shares of common stock at $385,000 based on the $0.385 closing price of the common stock on the measurement date. The Company recorded general and administrative expenses of $385,000 in connection with this agreement.

On June 27, 2011, the Company issued 120,000 shares of common stock for services to a vendor. The value of the issuable shares was determined based on the $0.22 closing price of the common stock on the measurement date, and totaled $26,400. The Company recorded the amount to general and administrative expenses.

Investment Agreement

The Company entered into an Investment Agreement (the "Investment Agreement") with Centurion Private Equity, LLC (the "Investor"), dated December 2, 2010, pursuant to which, subject to certain conditions, the Company may sell newly issued shares of common stock (the "Put Shares") to the Investor from time to time during the commitment period (each such sale, a "Put") subject to certain dollar and share volume limitations for each Put. Provided that the relevant conditions are met, the Company may make Puts under the Investment Agreement from time to time until 24 months from the date the Registration Statement (as defined below) is declared effective or until all Puts under the Investment Agreement have reached an aggregate gross sales price of $10 million, if sooner.

In connection with the Investment Agreement, the Company issued 87,096 shares of common stock to the Investor on August 27, 2010 and recorded general and administrative expense of $26,129 based on the $0.30 per share market price of common stock on that date. As consideration for entering into the Investment Agreement, the Company also issued 1,551,253 shares to the Investor on December 2, 2010 and recorded general and administrative expense of $358,339 based on the $0.231 per share market price of the common stock on that date.

On September 14, 2011, the Company delivered a Notice of Termination to the Investor, terminating the Company's right to make any Puts under the Investment Agreement.

2012 Activity:

On March 6, 2012, the Board of Directors approved an agreement with a third party consultant to issue 500,000 shares of common stock for services, of which 250,000 were issued in March 2012 and 250,000 shares were issued in May 2012. The value of the shares was determined based on the $0.13 per share closing price of the common stock on the measurement date, and totaled $65,000, all of which was expensed during the year ended June 30, 2012.

On March 6, 2012, the Board of Directors approved the issuance of 540,000 shares of common stock to various third party consultants for services, all of which were issued during March 2012. The value of the shares was determined based on the $0.13 per share closing price of the common stock on the measurement date, and totaled $70,200, which was expensed during the year ended June 30, 2012.

Common Stock issued in connection with Settlement Agreements

During the year ended June 30, 2011, the Company reached a settlement agreement with Puna, pursuant to which the Company issued Puna 6,000,000 shares of common stock in full satisfaction of any and all obligations the Company may have to Puna. The Company recorded settlement expense of $1,920,000 ($0.32 per share) determined based upon the fair value of the common stock on the issuance date.

On November 24, 2010, the Company entered into a termination, settlement and release agreement with Lacus in exchange for a $150,000 cash payment and 500,000 shares of common stock to settle potential Lacus claims related to the Puna Lithium transaction. The 500,000 shares are recorded in the amount of $192,500, which was based on a fair value of $0.385 per share of common stock on the measurement date. As the Company had recorded $765,000 of accrued liabilities as of June 30, 2010 related to Lacus, the Company recorded a gain on settlement of $422,500 during the year ended June 30, 2011 as a result of the settlement.

2009 Equity Incentive Plan

On October 19, 2009, stockholders representing approximately fifty-nine percent (59%) of the Company's issued and outstanding capital stock executed a written consent in lieu of a meeting and approved the creation of the 2009 Equity Incentive Plan (the "2009 Plan"). The 2009 Plan provides for the issuance of both non-statutory and incentive stock options and other awards to acquire, in the aggregate, up to 5,000,000 shares of the Company's common stock.

On May 2, 2012, the Company's Board of Directors amended the 2009 Plan to increase the maximum number of shares of common stock of the Company available for issuance pursuant to awards granted under the 2009 Plan (the "Plan Limit") from 5,000,000 shares to 30,000,000 shares (the "Plan Expansion Amendment"). After further review, and pursuant to the recommendation of its Compensation Committee, on June 17, 2012, the Board amended the 2009 Plan to decrease the Plan Limit from 30,000,000 shares to 5,000,000 shares, effectively rescinding the Plan Expansion Amendment.

In May 2012, the Company committed to grant Restricted Stock Units with respect to an aggregate of 900,000 shares to members of its Board of Directors. Such restricted stock units of these restricted stock units shall vest over a period over three years starting from later of July 1, 2011 and the initial date of the applicable director's substantial involvement with the Board's activities,. However, the Company does not currently have enough shares authorized for issuance under our 2009 Plan to satisfy all of these obligations. The Company recorded compensation expense of $19,327 during the year ended June 30, 2012.

On May 2, 2012, the Board of Directors amended the 2009 Plan to increase the maximum number of shares of common stock of the Company available for issuance pursuant to awards granted under the 2009 Plan from 5,000,000 shares to 30,000,000 shares. However, on June 17, 2012, the Board amended the 2009 Plan to decrease the Plan Limit from 30,000,000 shares to 5,000,000 shares, effectively rescinding the May 2, 2012 amendment.

Restricted Stock Units

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 restricted stock units under the 2009 Plan which vests in 1/3 increments each January 15th of 2012, 2013 and 2014. The value of the issuable shares was determined based on the $0.22 per share closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period. During the year ended June 30, 2012, the Company recorded $103,830 of stock compensation in connection with this agreement. 233,333 shares of common stock have been issued during the year ended June 30, 2012.

During December 2011, the Company entered into a one-year employment agreement with a new Vice President of Finance (the "VP of Finance") which originally was to begin on January 1, 2012 (amended to March 1, 2012). Pursuant to the agreement, the VP of Finance was granted 250,000 restricted stock units under its 2009 Plan which will vest over 3 years. The value of the issuable shares was determined based on the $0.13 closing price of the common stock on the measurement date, and totaled $34,500. The Company will record stock compensation expense for these restricted stock units over the 3 year service period which begins on March 1, 2012, of which the Company recorded expense of $11,500 during the year ended June 30, 2012.

Stock Option Awards

On December 9, 2009, the Company granted non-statutory options to purchase (i) 500,000 shares of its common stock to a newly appointed director and (i) 50,000 shares of its common stock to each of two newly appointed directors. These were granted with an exercise price equal to $0.25 per share, which was the price at which the Company was selling 2009 Units in the contemporaneous 2009 Unit Offering. The stock price on the grant date was $0.46 per share. As a result, the intrinsic value for these options on the grant date was $126,000. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

A director resigned on February 18, 2010, and in connection with this termination, 50,000 stock options were forfeited. The resigning director entered into a consulting arrangement with the Company at such time, and subsequently received a separate option under the 2009 Plan to purchase 50,000 shares of common stock with a two-year term and an exercise price equal to $1.00 per share that immediately vested. The fair value of the options of $37,091 was immediately expensed and the options had no intrinsic value on the date of issuance.

On April 22, 2010, the Company's Board of Directors granted options under the 2009 Plan to purchase 200,000 shares of its common stock to a consultant. These options vested immediately and have a 5-year term. They were granted with an exercise price equal to $0.32 per share. The stock price on the grant date was $0.67 per share. As a result, the intrinsic value and fair value for these options on the grant date was $70,000 and $114,783, respectively. The fair value of $114,783 was immediately expensed.

On August 26, 2010, the Company granted 1,000,000 options to purchase shares of its common stock to MIZ in connection with the Company's hiring of an affiliate of MIZ as its Chief Operating Officer. These options were granted with an exercise price of $0.38 per share, which was also the stock price on the grant date. As a result, the intrinsic value and estimated fair value for these options on the grant date was $0 and $343,310, respectively. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

A summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2010	800,000	$0.31	7.73	$-
Granted	1,000,000	0.38	10.00	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at June 30, 2011	1,800,000	0.35	8.06	-
Granted	250,000	0.40	5.00	-
Exercised	-	-	-	-
Expired/Forfeited	(600,000)	0.31	6.82	-
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Exercisable at June 30, 2012	533,333	$0.36	6.13	$-

During the year ended June 30, 2012, the 250,000 options that were granted had a weighted average grant-date fair value of $0.13 per share. During the year ended June 30, 2011, the 1,000,000 options that were granted had a weighted average grant-date fair value of $0.34 per share. During the years ended June 30, 2012, and 2011, the Company recognized stock-based compensation expense of $121,210 and $283,759, respectively related to stock options, of which $121,210 and $186,090, respectively, was attributable to a related party. As of June 30, 2012, there was approximately $77,670 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1.54 years.

The fair value of the options granted during the years ended June 30, 2012 and 2011 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	June 30, 2012	June 30, 2011
Market value of common stock on grant date	$0.14	$0.38
Risk free interest rate (1)	0.83%	2.08%
Dividend yield	None	None
Volatility factor	230%	150%
Weighted average expected life in years (2)	3.3	6.0
Expected forfeiture rate	5%	5%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Warrants

Summary information regarding common stock warrants outstanding is as follows:

		Weighted-average
	Number of	Exercise
	Warrants	Price
Outstanding at June 30, 2010	18,493,150	$0.66
Issued	46,750,323	0.25
Warrants issued pursuant to anti-dilution provisions	2,980,428	0.34
Exercised	(14,023,336)	0.10
Outstanding at June 30, 2011	54,200,565	0.35
Issued	38,095,300	0.40
Warrants issued pursuant to anti-dilution provisions	1,188,847	0.38
Exercised	(4,200,000)	0.05
Outstanding at June 30, 2012	89,284,712	0.37

Warrants outstanding as of June 30, 2012 are as follows:

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of shares	life	of shares
November 10, 2009 - December 23, 2009	$0.31	7,162,305	2.4 - 2.5 years	7,162,305
November 10, 2009 - December 23, 2009	$0.48	7,211,339	2.4 - 2.5 years	7,211,339
June 9, 2010 - September 13, 2010	$0.32	9,575,516	2.9 - 3.2 years	9,575,516
June 9, 2010 - July 13, 2010	$0.20	527,891	2.9 - 3.0 years	527,891
November 8-15, 2010	$0.05	1,400,000	3.4 years	1,400,000
December 9, 2010 - March 24, 2011	$0.15	4,806,878	3.4 - 3.6 years	4,806,878
March 24, 2011	$0.45	4,256,827	3.7 years	4,256,827
April 7, 2011	$0.37	11,960,050	1.9 years	11,960,050
April 7, 2011	$0.26	1,913,606	1.9 years	1,913,606
May 2, 2011	$0.43	1,500,000	3.8 years	1,500,000
May 2, 2011	$0.36	75,000	3.8 years	75,000
June 27, 2011	$0.37	800,000	1.8 years	800,000
September 14, 2011	$0.40	38,095,300	2.2 years	38,095,300
		89,284,712		89,284,712

The intrinsic value of warrants outstanding at June 30, 2012 was $70,000.

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11. FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic No. 820 - 10, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic No. 820 - 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3: Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company's valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic No. 820 - 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative warrant instruments was calculated using a modified lattice valuation model (See Note 9).

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$6,062,386	$6,062,386

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Quoted prices
	in Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$7,653,928	$7,653,928

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Six months ended December 31,
	2012	2011
Beginning balance as of June 30,	$(7,653,928)	$(15,244,754)
Change in fair value	243,205	6,948,644
Additions	(4,478,014)	(3,779,978)
Warrant modification	(171,150)	-
Exercise of warrants	-	561,965
Ending balance as of September 30,	$(12,059,887)	$(11,514,123)
Change in fair value	5,997,501	4,654,915
Exercise of warrants	-	28,497
Ending balance as of December 31,	$(6,062,386)	$(6,830,711)
Change in unrealized gains included in earnings for the three months ended December 31, 2012 and 2011	5,997,501	4,654,915
Change in unrealized gains included in earnings for the six months ended December 31, 2012 and 2011	$6,240,706	$11,603,559

During the six months ended December 31, 2012 and 2011, the Company recorded a realized loss of $ -0- and $537,486, respectively, on the settlement of a portion of the warrant derivative liability due to the exercise of certain warrants, which is included in the change in the fair value of warrant derivative liability in the consolidated income statements.

NOTE 11. FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic No. 820 - 10, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic No. 820 - 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3: Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company's valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic No. 820 - 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative warrant instruments was calculated using a modified lattice valuation model (See Note 9).

Fair Value on a Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$7,653,928	$7,653,928

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2011
Derivative liabilities - warrant instruments	$-	$-	$15,244,754	$15,244,754

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Years Ended June 30,
	2012	2011
Beginning balance	$(15,244,754)	$(8,029,728)
Change in fair value	10,780,342	(6,116,147)
Additions	(3,779,978)	(4,635,105)
Warrant modification	-	(1,068,320)
Exercise of warrants	590,462	4,604,546
Ending balance	$(7,653,928)	$(15,244,754)

Change in unrealized gains (losses) included in earnings for the year ended June 30, 2012 and 2011	$10,780,342	$(6,116,147)

During the years ended June 30, 2012 and 2011, the Company recorded a realized loss of $590,462 and $4,069,165, respectively, on the settlement of a portion of the warrant derivative liability due to the exercise of certain warrants, which is included in the change in the fair value of warrant derivative liability in the consolidated income statements.

INCOME TAXES	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company files a U.S. federal income tax return. The Company's foreign subsidiaries file income tax returns in their jurisdictions.

The components of the consolidated taxable net loss are as follows as of the years ended June 30, 2012:

	2012	2011
U.S.	$(5,224,954)	$(4,481,089)
Foreign	(7,601,114)	(679,850)
Total	$(12,826,068)	$(5,160,939)

The components of the Company's deferred tax assets at June 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$6,654,049	$3,421,876
Stock-based compensation	1,391,211	1,294,879
Impairment of mineral rights	3,098,687	2,996,687
Accrued expenses	255,085	-
Loss contingency	167,108
Valuation allowance	(11,441,020)	(7,611,366)
Total deferred tax assets	125,120	102,076
Deferred tax liability:
Beneficial conversion feature and other	(125,120)	(102,076)
Net deferred tax assets	$-	$-

The following table provides reconciliation between income taxes computed at the federal statutory rate and our provision for income taxes at June 30, 2012:

	2012	2011
Federal income taxes at 34%	$(466,035)	$(6,490,627)
Change in fair value of derivative liability - warrant instruments	(3,665,316)	2,079,490
Warrant modification expense	-	363,229
Amortization of beneficial conversion feature	175,042	126,740
Meals and entertainment	14,617
Restricted stock units	124,525
Change in valuation allowance	3,814,448	3,874,974
Other	2,719	46,194
Provision for income taxes	$-	$-

Unless previously utilized, $9,899,863 of federal tax loss carry-forwards will begin to expire in 2029 and $8,280,964 foreign loss can be carried forward indefinitely. Federal tax laws limit the time during which the net operating loss carry-forwards may be applied against future taxes, and if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carry-forwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at June 30, 2012 and 2011.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12. COMMITMENTS AND CONTINGENCIES

Mining Permits

Both mineral exploration and extraction require permits from various foreign, federal, state, provincial and local governmental authorities and are governed by laws and regulations, including those with respect to prospecting, mine development, mineral production, transport, export, taxation, labor standards, occupational health, waste disposal, toxic substances, land use, environmental protection, mine safety and other matters. There can be no assurance that the Company will be able to obtain or maintain any of the permits required for the continued exploration of our mineral properties or for the construction and operation of a mine on the Company's properties at economically viable costs.

In Chile, lithium is not exploitable via traditional mining concessions. The Chilean Mining Code ("CMC") establishes the reserve of lithium to the State of Chile and expressly provides that the exploration or exploitation of "non-concessible" substances (including lithium) can be performed only directly by the State of Chile, or its companies, or by means of administrative concessions or special operation contracts, fulfilling the requirements and conditions set forth by the President of the Republic of Chile for each case. Currently neither the Company nor its subsidiaries have sufficient authority (or permits) to explore and exploit lithium in Chile.

The Chilean Government's Ministry of Mining established its first ever auction for the award of a lithium production quotas and licenses (Special Lithium Operations Contracts, or CEOLs) which would permit the exploitation of an aggregate of 100,000 tons of lithium metal (approximately 530,000 tons of lithium carbonate equivalent) over a 20 year period, subject to a seven percent royalty. In September 2012, the Company formed a consortium consisting of the Company, POSCO, Daewoo International Corp, and Mitsui & Co. (the "Consortium") for the purpose of participating in such CEOL auction. As required under the rules established by the Ministry of Mining, on September 14, 2012, the Consortium submitted its bid for the CEOLs.

On September 24, 2012, the Ministry of Mining opened the bids and informed us that the Consortium's bid was not the winning bid.

On October 1, 2012, the Ministry of Mining informed the Company that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012, due to an administrative error.

On October 5, 2012, the Company submitted a "Request for Reconsideration" to the Chilean Government, requesting it to reconsider the invalidation and award the CEOL to the second highest bidder - the Consortium.

On October 17, 2012, the Chilean Government ratified its decision to invalidate the CEOL process and not to accept any of the bids.

On October 22, 2012, we submitted another "Request for Reconsideration" to the Chilean Government. The Chilean Government had 30 days to answer the Company´s request.

On November 19, 2012, the Chilean Government rejected our Request for Reconsideration appeal.

On November 22, 2012, the Chilean Government ratified its decision to invalidate the CEOL process, as well as rescinding the CEOL Basis, which defined the regulations that regulated the CEOL process.

On January 16, 2013, we submitted a letter to the Chilean Comptroller requesting to review the CEOL process. The Company is waiting for an answer.

Pending the outcome of the permitting process, the Company is exploring other strategies that could enable the Company to obtain rights to exploit lithium in Chile, whether from our Maricunga project or otherwise. Additionally, the Company is evaluating the Maricunga project as a potential producer of potash and potassium nitrate. The majority of the past and current technical work performed on the project is applicable to the production of lithium and/or potassium. Potassium exploitation does not require special permits and is exploitable via regular mining concessions, according to the Chilean Mining Code. However, there can be no assurances that the Company will be able to do so in the near future, on favorable terms, or at all.

The Company believes that it is in compliance with all material laws and regulations that currently apply to its activities, but there can be no assurance that the Company can continue to remain in compliance. Current laws and regulations could be amended and the Company might not be able to comply with them, as amended. Further, there can be no assurance that the Company will be able to obtain or maintain all permits necessary for our future operations, or that the Company will be able to obtain them on reasonable terms. To the extent such approvals are required and are not obtained, the Company may be delayed or prohibited from proceeding with planned exploration or development of its mineral properties.

2011 Offering - Registration Rights Penalties

On March 22, 2011, the Board of Directors approved a private placement offering (the "2011 Offering") to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering warrant"). The G Warrants are exercisable for a period of three years. On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees). The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, the Company agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use its best efforts to cause such registration statement to become effective within 150 days after the filing date, all at the Company's own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, the Company has agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%, or $645,819). The Company was required to file the registration statement by June 21, 2011, however the registration statement was not filed until July 1, 2011, and the Company recorded a monetary penalties accrual of $38,750, which has not yet been paid as of December 31, 2012. The Company was required to cause the registration statement to become effective by November 28, 2011, however the registration statement was not effective until March 19, 2012, and the Company increased the monetary penalties accrual to $518,243, (plus accrued interest of $88,080, included in accrued expenses, which is calculated at 18% per annum for registration rights penalties considered past due), and the penalty has not yet been paid as of December 31, 2012. Although the Company intends to seek a waiver for these monetary penalties, there is no assurance the Company will be successful in obtaining a waiver.

Gain Contingency

As of December 31, 2012, the Company did not capitalize any Chilean value-added taxes ("VAT") amounting to $780,203 arising from various purchases of goods and services in Chile. The Company expensed $10,050 during the six months ended December 31, 2012 due to uncertainty of recoverability and these amounts are included in general and administrative expenses on the consolidated statement of operations. Under Chilean regulation, this VAT is recoverable from future VAT payable.

Operating Leases

Rental expense for office operating leases was $67,459 and $67,972 during the six months ended December 31, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of December 31, 2012 are as follows:

Period ending December 31,	Amount
2013	$99,684
2014	74,484
2015	9,414
Total minimum lease payments	$183,582

NOTE 13. COMMITMENTS AND CONTINGENCIES

Mining Permits

Both mineral exploration and extraction require permits from various foreign, federal, state, provincial and local governmental authorities and are governed by laws and regulations, including those with respect to prospecting, mine development, mineral production, transport, export, taxation, labor standards, occupational health, waste disposal, toxic substances, land use, environmental protection, mine safety and other matters. There can be no assurance that the Company will be able to obtain or maintain any of the permits required for the continued exploration of our mineral properties or for the construction and operation of a mine on the Company's properties at economically viable costs.

In Chile, lithium is not exploitable via traditional mining concessions. The Chilean Mining Code ("CMC") establishes the reserve of lithium to the State of Chile and expressly provides that the exploration or exploitation of "non-concessible" substances (including lithium) can be performed only directly by the State of Chile, or its companies, or by means of administrative concessions or special operation contracts, fulfilling the requirements and conditions set forth by the President of the Republic of Chile for each case. Currently neither the Company nor its subsidiaries have sufficient authority (or permits) to explore and exploit lithium in Chile.

The Chilean Government's Ministry of Mining established its first ever auction for the award of a lithium production quotas and licenses (Special Lithium Operations Contracts, or CEOLs) which would permit the exploitation of an aggregate of 100,000 tons of lithium metal (approximately 530,000 tons of lithium carbonate equivalent) over a 20 year period, subject to a seven percent royalty. In September 2012, the Company formed a consortium consisting of the Company, POSCO, Daewoo International Corp, and Mitsui & Co. (the "Consortium") for the purpose of participating in such CEOL auction. As required under the rules established by the Ministry of Mining, on September 14th, 2012, the Consortium submitted its bid for the CEOLs.

On September 24, 2012, the Ministry of Mining opened the bids and informed the Company that the Consortium's bid was not the winning bid.

On October 1, 2012, the Ministry of Mining informed the Company that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012 due to an administrative error.

The Company is currently in the process of pursuing the Chilean Government to reconsider its decision to invalidate the CEOL process. The Company requested that the Chilean Government should award the CEOL to the second highest bidder, the Consortium´s offer. The Company put together a "Request for Reconsideration" (RFR). This is deemed to be a friendly recourse which anybody can request an authority to change their decision.

If such action is turned down, a fast track Court Action called "Protection Recourse" might take place. Under that circumstance, Courts would determine on rule whether or not the Government is abusing by its action. If they rule in the Company´s favor, the Government would be forced to complete the process and grant the CEOL to the Consortium.

Pending the outcome of the permitting process, the Company is exploring other strategies that could enable the Company to obtain rights to exploit lithium in Chile, whether from our Maricunga project or otherwise. Additionally, the Company is evaluating the Maricunga project as a potential producer of potassium nitrate. However, there can be no assurances that the Company will be able to do so in the near future or at all.

There has been a recent trend in Argentina, at the National and Provincial levels, of seeking to limit and/or to restrict certain mining activities within the territory of certain Provinces. The Province of Jujuy, which is adjacent to the Province of Salta, where the Noto Properties are located, issued in March 2011 a Decree declaring lithium reserves as strategic natural resources for the Province, subjecting lithium exploration and exploitation projects to the evaluation of an Experts Committee, and the subsequent approval of different government bodies and the favorable recommendation of the Experts Committee. There can be no assurance that similar regulations will not be issued in the Province of Salta.

In October 2010, the National Law No. 26,639, "Regime of Minimum Principles for the Preservation of Glaciers and Periglacial Environment" (the "Glaciers Law"), was promulgated. The Glaciers Law is aimed at the protection and preservation of glaciers and the periglacial environment. The Glaciers Law regulates, limits, and in certain cases, bans certain activities developed on glacial and periglacial areas. Depending on how the Glaciers Law is interpreted - and, specifically, the definition of the term "periglacial" - this regulation could have a negative effect on the potential activities to be conducted on the Noto Properties.

The Company believes that it is in compliance with all material laws and regulations that currently apply to its activities, but there can be no assurance that the Company can continue to remain in compliance. Current laws and regulations could be amended and the Company might not be able to comply with them, as amended. Further, there can be no assurance that the Company will be able to obtain or maintain all permits necessary for our future operations, or that the Company will be able to obtain them on reasonable terms. To the extent such approvals are required and are not obtained, the Company may be delayed or prohibited from proceeding with planned exploration or development of its mineral properties.

Non-Binding Agreement - New World Resource Corp.

On January 19, 2012, the Company entered into a non-binding agreement whereby the Company would acquire certain options (the "New World Options") held by New World Resource Corp., with respect to a the Pastos Grandes lithium brine project in the Sud Lipez province within the Department of Potosi, Bolivia (the "Pastos Project"), as well as certain other assets.

The agreement contemplated a purchase price for the New World Options and other assets consisting of equity representing 22.5% of the Company after completion of such transaction.

The Company advanced $150,000 to fund a required payment under the New World Options that was due in February 2012. The Company then elected to not pursue this transaction and expensed this $150,000 payment during the year ended June 30, 2012.

Non-Binding Agreement - Claritas, Lithium and Bongo Mining Properties

On November 30, 2011, the Company entered into a non-binding agreement with three companies consisting of SLM Claritas, SLM Bongo and SLM Lithium (collectively, the "SLM Sellers") with mining concessions with respect to an aggregate of 3,721 acres (1,506 hectares) in Chile (the "Chilean Prospect") located near the Company's Maricunga property. Pursuant to the non-binding agreement, the Company made a one-time nonrefundable payment (the "SLM Deposit") of $250,000 on January 5, 2012. The SLM Deposit provided the Company with 60 days to perform due diligence procedures to determine whether or not to proceed with negotiating definitive agreements with the SLM Sellers regarding the Chilean Prospect. The Company elected to not proceed on negotiations related to the definitive agreements and has written off the SLM Deposit during the year ended June 30, 2012.

2011 Offering - Registration Rights Penalties

On March 22, 2011, the Board of Directors approved a private placement offering (the "2011 Offering") to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering warrant"). The G Warrants are exercisable for a period of three years. On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees). The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, the Company agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use its best efforts to cause such registration statement to become effective within 150 days after the filing date, all at the Company's own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, the Company has agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%, or $645,819). The Company was required to file the registration statement by June 21, 2011, however the registration statement was not filed until July 1, 2011, and the Company recorded a monetary penalties accrual of $38,750, which has not yet been paid as of June 31, 2012. The Company was required to cause the registration statement to become effective by November 28, 2011, however the registration statement was not effective until March 19, 2012, and the Company increased the monetary penalties accrual to $530,243 (which includes accrued interest of $41,438 and is calculated at 18% per annum for registration rights penalties considered past due), and the penalty has not yet been paid as of June 30, 2012. Although the Company intends to seek a waiver for these monetary penalties, there is no assurance the Company will be successful in obtaining a waiver.

R3 Fusion

R3 Fusion, Inc. ("R3") is a technology company that has developed, patented, demonstrated and is currently commercializing its Short Path Condensate Recovery (SPaCeR) technology, which utilizes waste process heat and engineering designed to achieve a highly cost effective means of environmentally friendly fluid processing.

The Company believes the SPaCeR™ technology may speed the rate of mineral recovery from brine. However there can be no assurance that it will do so on a commercially favorable basis or at all. Not only do we believe R3's SPaCeR technology can aid in the recovery of lithium, but we believe it will allow brine mining operations to use smaller facilities, reducing their footprint by as much as 1,000-fold.

On January 13, 2012, Li3 Energy entered into an agreement with R3 (the "R3 Agreement") to apply R3's SPaCeR in processing brine from the Company's properties. Pursuant to the R3 Agreement, R3 will provide the Company with a demonstration plant consisting of two units having a design flow capacity of at least 1.6 liters per second each, and on-site training. Upon installation of the facilities Li3 Energy will pay R3 equipment use fees of $37,500 per month for the first twelve months following successful installation and commissioning of the system, and, if Li3 Energy elects to keep the equipment on site thereafter, $12,500 per month for up to an additional 36 months.

The R3 Agreement also provides that Li3 Energy will be given the exclusive license, subject to final negotiations, to exploit R3's SPaCeR technology throughout the world for the processing of lithium-containing brine for so long as Li3 Energy is using such systems in the processing of brine at our facilities in South America.

Nevada

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid. During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of June 30, 2011. At June 30, 2012 and 2011, the Company has recorded $189,600 in accrued liabilities related to this agreement.

Employment Agreement

The Company has entered into an Employment Services Agreement with our Chief Executive Officer, Mr. Luis Saenz, effective as of August 24, 2011. Under the Employment Services Agreement, the Company will pay Mr. Saenz such base salary as may be determined by its Board of Directors. The Employment Services Agreement has an initial term of one year and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew. The Company may also pay Mr. Saenz an annual bonus at such time and in such amount as may be determined by its Board of Directors in its sole discretion.

Mr. Saenz's employment by the Company remains "at-will" and terminable at any time for any reason or for no reason. If Mr. Saenz's employment is terminated by the Company without Cause, the Company must continue to pay him any base salary at the rate then in effect for a period of 18 months. If Mr. Saenz terminates the Employment Services Agreement for Good Reason, or in the event of a termination of employment due to a permanent disability, the Company will continue to pay him any base salary at the rate then in effect for a period of 18 months.

For the duration of the employment period and, unless the Company terminates Mr. Saenz's employment without Cause, for a period of 18 months thereafter, Mr. Saenz has agreed not to directly or indirectly compete with any business engaged in by us or proposed to be engaged in by us during the period of his employment anywhere within the countries in which the Company is then operating.

Gain contingency

As at June 30, 2012, the Company did not capitalize any Chilean value-added taxes ("VAT") amounting to $770,153 arising from various purchases of goods and services in Chile. The Company expensed these amounts during the year ended June 30, 2012 due to the uncertainty of recoverability and is included in exploration expenses on the consolidated statement of operations. Under Chilean regulation, this VAT is recoverable from future VAT payable.

Operating leases

Rental expense for office operating leases was $87,769 and $43,662 during the years ended June 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of June 30, 2012 are as follows:

Years ending June 30	Amount
2013	$93,308
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$235,653

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

Matters Related to Non-controlling Interests

As the majority shareholder, we have filed lawsuits distributed to four civil courts of Copiapo, third Region of Atacama, Chile, against the minority shareholders seeking either payment of their pro rata portion of costs or an auction of their share of the properties. The minority shareholders have not paid their required contributions to the costs of conservation and exploration, which were agreed upon at the shareholders' meeting on October 6, 2011. In November 2012, we received a favorable decision from one of the civil courts to auction approximately 8% of the shares once the judgment is executed. Chilean law gives the Company a preference in that auction. The other civil courts have not reached a final decision yet.

Mineral Rights

On October 1, 2012, the Ministry of Mining informed us that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012 due to an administrative error.

On October 5, 2012, the Company submitted a "Request for Reconsideration" to the Chilean Government, requesting it to reconsider the invalidation and award the CEOL to the second highest bidder - the Consortium.

On October 17, 2012, the Chilean Government ratified its decision to invalidate the CEOL process and not to accept any of the bids.

On October 22, 2012, we submitted another "Request for Reconsideration" to the Chilean Government. The Chilean Government had 30 days to answer the Company´s request.

On November 19, 2012, the Chilean Government rejected our Request for Reconsideration appeal.

On November 22, 2012, the Chilean Government ratified its decision to invalidate the CEOL process, as well as rescinding the CEOL Basis, which defined the regulations that regulated the CEOL process.

On January 16, 2013, we submitted a letter to the Chilean Comptroller requesting to review the CEOL process. The Company is waiting for an answer.

Currently, the Company does not have a permit to exploit lithium from the Maricunga properties. Accordingly, the Company evaluated the recoverability of the investment in the Maricunga properties in accordance with ASC 360, Property Plant and Equipment assuming it is not able to exploit its lithium resources. The Company can exploit alternative minerals, like potassium, on its Maricunga properties that do not require special permits and are exploitable via regular mining concessions according to the Chilean Mining Code. Based on that assumption, the Company and determined that the total estimated future cash flows on an undiscounted base of the Maricunga properties exceeds its carrying value and, accordingly, no impairment loss was required.

Pending the outcome of the permitting process, we are exploring other strategies that could enable us to obtain rights to exploit lithium in Chile, whether from our flagship Maricunga project or otherwise. Additionally, we are evaluating the Maricunga project as a potential producer of potash, which combined with a nitrate resource, could be processed to produce potassium nitrate. However, there can be no assurances that we will be able to do so in the near future, on favorable terms, or at all. The majority of the past and current technical work performed on the project is applicable to the production of lithium and/or potassium.

The Company will evaluate any future impairment based on consideration of economic and operational feasibility and a continuing assessment of its rights to exploit minerals under Chilean laws and regulations.

MIZ Comercializadora, S de R.L.

On December 5, 2012, MIZ and the Company terminated its Services Agreement. In connection with the termination of the Services Agreement, all of the Restricted Stock was deemed fully vested and issued to MIZ (of which 1,700,000 shares were previously held in escrow, and 800,000 shares had previously been issued to MIZ). The Company recorded stock based compensation expense of $183,360 connection with the Restricted Stock during the six months ended December 31, 2012.

In addition, on November 30, 2012 the Company agreed to issue MIZ 300,000 shares of common stock for services. The stock price on the grant date of these shares was $0.069 therefore the Company recorded $20,700 of stock compensation expense for these shares for the six months ended December 31, 2012.

Also, on November 30, 2012, the Company reduced the exercise prices of 333,333 options from $0.38 to $0.13 per share and the exercise price of 666,667 options were reduced from $0.38 to $0.21 per share. The Company recorded $16,682 of stock compensation expense in connection with the modification of exercise price as the incremental difference between the fair value of the stock options immediately before and after the modification.

Notes Payable

On March 23, 2012, the Company entered into a $300,000 unsecured promissory note with a third party. On September 28, 2012, this note was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $45,000), of the outstanding principal balance along with accrued interest totaling $49,925 and the note was amended with the maturity date extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. During December 2012, the note and related accrued interest were paid in full.

On April 20, 2012, the Company entered into a $250,000 unsecured promissory note payable with a third party. A portion of this note amounting to $120,000 was paid in September 2012. On September 28, 2012, the note for the remaining amount due was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $19,500), of the outstanding principal balance along with accrued interest totaling $21,634 and the note was amended with the maturity date extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. During December 2012, the note and related accrued interest were paid in full.

NOTE 14. SUBSEQUENT EVENTS

POSCO

On August 17, 2012, the Company closed on POSCAN's second tranche of investment under the SPA (the "Second Closing"), selling 62,499,938 units to POSCAN for $9,999,990, with each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.

On the same date, the Company entered into an Additional Agreement to Stock Purchase Agreement (the "Additional Agreement") with POSCAN which, among other things, modifies certain provisions of the SPA. The Additional Agreement reduced POSCAN's purchase price per unit for the Second Closing from $0.21 per share to $0.16 per share, and reduced the exercise price of all of the warrants sold under the SPA from $0.40 per share to $0.21 per share. The Company revalued the modified warrants before and after the modification date and the increase in fair value is estimated to be $219,322 which will be recorded as a modification expense.

Pursuant to the Additional Agreement, the Company also agreed to issue to POSCAN a two-year warrant to purchase 5,000,000 shares of our common stock at an exercise price of $0.15 per share. Furthermore, the Additional Agreement provides that, subject to certain exceptions, the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.

The Additional Agreement provides restrictions on our use of the proceeds from the Second Closing, and includes the Company's agreement to use its best efforts to obtain a Chilean lithium production concession and to take certain steps towards commercialization of its flagship Maricunga property.

Stock Settlement Agreements

In September 2012, the Company entered into several stock settlement agreements with certain parties to whom the Company was obligated as of June 30, 2012 ("Receivable Holders"). The Company has entered into settlement agreements with respect to an aggregate of $390,326 of obligations, and has issued an aggregate of 5,825,761 shares of the Company's common stock pursuant thereto. Each settlement agreement that the Company has entered into to date has provided for the Company to issue one share of the Company's common stock for every $0.067 of obligations released by the Receivable Holder.

The majority of the settlement agreements above were for obligations to directors and officers of the Company as of June 30, 2012.

Second Waiver Agreement

In September 2012, the Company obtained the Second Waiver Agreement from the holders of the zero-coupon convertible notes. See Note 8.

Mining Permit

In September 2012, the Company received update on its permit request for the exploitation right of Lithium from the Government of Chile. See Note 13.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

a. Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li, which holds the six majority owned subsidiaries consisting of the Maricunga Companies. All intercompany amounts have been eliminated in consolidation.

a. Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Li3 Energy, Li3 Peru, Alfredo, PRMC, Noto, and Minera Li which holds the six majority-owned subsidiaries consisting of the Maricunga Companies. All intercompany amounts have been eliminated in consolidation.

Exploration Stage Company

c. Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic No. 915 - Development Stage Entities . Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

b. Exploration Stage Company

The Company is in the exploration stage in accordance with SEC guidance and Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic No. 915 - Development Stage Entities. Its activities to date have been limited to capital formation, organization, and development of its business, including acquisitions of mineral rights.

Cash and Cash Equivalents

d. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents at December 31, 2012 and June 30, 2012, respectively. The Company has not experienced any losses on its deposits of cash and cash equivalents.

c. Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company had $0 cash equivalents at June 30, 2012 and 2011. The Company has not experienced any losses on its deposits of cash and cash equivalents.

Mineral Exploration and Development Costs

e. Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value. During the six months ended December 31, 2012 and 2011, no impairment charges were recorded by the Company.

d. Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time. Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value. During the years ended June 30, 2012 and 2011, the Company recorded mineral rights impairment charges of $300,000 and $4,120,000, respectively.

Impairment of long-lived assets

f. Impairment of Long-lived Assets

Long-lived assets, including mineral rights, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. We account for asset impairment in accordance with ASC 360, Property Plant and Equipment. Long-lived assets such as property, plant and equipment, mineral properties and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment is considered to exist if the total estimated future cash flow on an undiscounted basis is less than the carrying amount of the related assets. An impairment loss is measured and recorded based on the discounted estimated future cash flows.

e. Impairment of long-lived assets

Long-lived assets, including mineral rights, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. The long-lived assets are tested by comparing the carrying value and fair value of the assets. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair

Property and Equipment

f. Property and Equipment

Property and equipment are stated at cost. Equipment and fixtures are being depreciated using the straight-line method over the estimated useful lives ranging from 3 to 7 years.

Income Taxes

h. Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at December 31, 2012 or June 30, 2012, and did not recognize any interest and/or penalties in its consolidated statements of operations during the six months ended December 31, 2012 or 2011.

g. Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and for net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For financial statement purposes, we recognize the impact of an uncertain income tax position on the income tax return at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any uncertain income tax positions or accrued interest or penalties included in our consolidated balance sheets at June 30, 2012, or 2011, and did not recognize any interest and/or penalties in its consolidated statements of operations during the years ended June 30, 2012 or 2011.

Share-based Payments

h. Share-based Payments

Pursuant to the provisions of FASB ASC 718, Compensation - Stock Compensation, which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

The Company estimates volatility by considering the historical stock volatility. The Company has opted to use the simplified method for estimating expected term, which is generally equal to the midpoint between the vesting period and the contractual term.

Earnings (Loss) per Share

j. Earnings per Share

Basic net earnings per share amounts are computed by dividing the net income available to Li3 Energy, Inc. shareholders by the weighted average number of common shares outstanding over the reporting period. In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation of diluted earnings per share as the effect would be anti-dilutive.

Following is a reconciliation of basic earnings per share ("EPS") and diluted EPS for the three months and six months ended December 31, 2012 and 2011:

	Three months ended December 31, 2012			Three months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$4,606,706	392,681,078	$0.01	$1,200,261	322,152,698	$0.00
Dilutive effect of convertible debt	-	19,789,474	-	60,606	13,301,025	-
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	258,225	-	(80,556)	622,222	-
Dilutive effect of restricted stock and restricted stock units	-	590,618	-	-	2,700,000	-
Diluted EPS	$4,586,590	413,319,395	$0.01	$1,180,311	338,775,945	$0.00

	Six months ended December 31, 2012			Six months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$3,175,251	373,707,097	$0.01	$5,040,241	304,987,248	$0.02
Dilutive effect of convertible debt	100,001	14,859,842	-	118,995	12,814,450	-
Dilutive effect of warrants calculated using the treasury stock method	(33,781)	322,510	-	(333,200)	816,667	-
Dilutive effect of restricted stock and restricted stock units	-	657,374	-	-	2,700,000	-
Diluted EPS	$3,241,471	389,546,823	$0.01	$4,826,036	321,318,365	$0.02

The following table sets forth the schedule of anti-dilutive securities excluded from the computation of diluted income per share:

	Three months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

	Six months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

i. Earnings (Loss) per Share

Basic net loss per share amounts are computed by dividing the net loss by the weighted average number of common shares outstanding over the reporting period. In periods in which the Company reports a net loss, dilutive securities are excluded from the calculation of diluted net loss per share amounts as the effect would be anti-dilutive.

For the years ended June 30, 2012 and 2011, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	Years Ended
	June 30, 2012	June 30, 2011
Stock options	533,333	433,333
Stock warrants	89,284,712	54,200,565
Convertible debt	14,859,842	3,750,000
	104,677,887	58,383,898

Foreign Currency

g. Foreign Currency

The Company has determined that the functional currency of the parent company and each of its foreign subsidiaries is U.S. Dollars.

Foreign currency transaction gains and losses are included in the statement of operations as other income (expense).

j. Foreign Currency

The capital accounts are translated at historical exchange rates prevailing at the time of the transactions while income and expenses items are translated at the average exchange rate during the period. Translation adjustments are included in other comprehensive income (loss) within stockholders' equity. Foreign currency transaction gains and losses are included in the statement of operations as other income (expense).

Use of Estimates and Assumptions

b. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Management has made significant estimates related to the fair value of the warrant derivative liability, accrued expenses and contingencies.

k. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has made significant estimates related to the fair value of shares issued for mineral acquisitions; the fair value of derivative liabilities; stock-based payments; and contingencies.

Non-Controlling Interests

i. Non-Controlling Interests

The Company is required to report its non-controlling interests as a separate component of stockholders' equity. The Company is also required to present the consolidated net income and the portion of the consolidated net income allocable to the non-controlling interests and to the stockholders of the Company separately in its consolidated statements of operations. Losses applicable to the non-controlling interests are allocated to the non-controlling interests even when those losses are in excess of the non-controlling interests' investment basis. During the six months ended December 31, 2012 and 2011, the Company recorded a net loss allocable to non-controlling interests of $156,164 and $1,270,207, respectively.

l. Non-Controlling Interests

The Company is required to report its non-controlling interests as a separate component of shareholders' equity. The Company is also required to present the consolidated net income and the portion of the consolidated net income allocable to the non-controlling interests and to the shareholders of the Company separately in its consolidated statements of operations. Losses applicable to the non-controlling interests are allocated to the non-controlling interests even when those losses are in excess of the non-controlling interests' investment basis. During the years ended June 30, 2012 and 2011, the Company recorded a net loss allocable to non-controlling interests of $2,375,407 and $-0-, respectively.

Recent Accounting Pronouncements

l. Recent Accounting Pronouncements

Recently issued or adopted accounting pronouncements are not expected to, or did not have, a material impact on our financial position, results of operations or cash flows.

m. Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which amends ASC 820, Fair Value Measurement. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or International Financial Reporting Standards (IFRSs). ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. The Company does not anticipate that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

There were various accounting standards and interpretations issued recently, none of which are expected to a have a material impact on our consolidated financial position, operations or cash flows.

Subsequent Events

k. Subsequent Events

The Company evaluated all material subsequent events from December 31, 2012 through the date of the issuance of these consolidated financial statements for disclosure consideration.

n. Subsequent Events

The Company evaluated material events occurring between the end of our fiscal year, June 30, 2012, and through the date when the consolidated financial statements were issued for disclosure consideration.

Reclassifications	m. Reclassifications Certain reclassifications have been made to the prior period financial statements to conform with the current period presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Reconcilation of Earnings per Share

Following is a reconciliation of basic earnings per share ("EPS") and diluted EPS for the three months and six months ended December 31, 2012 and 2011:

	Three months ended December 31, 2012			Three months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$4,606,706	392,681,078	$0.01	$1,200,261	322,152,698	$0.00
Dilutive effect of convertible debt	-	19,789,474	-	60,606	13,301,025	-
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	258,225	-	(80,556)	622,222	-
Dilutive effect of restricted stock and restricted stock units	-	590,618	-	-	2,700,000	-
Diluted EPS	$4,586,590	413,319,395	$0.01	$1,180,311	338,775,945	$0.00

	Six months ended December 31, 2012			Six months ended December 31, 2011
	Net		Per Share	Net		Per Share
	Income	Shares	Amount	Income	Shares	Amount
Basic EPS	$3,175,251	373,707,097	$0.01	$5,040,241	304,987,248	$0.02
Dilutive effect of convertible debt	100,001	14,859,842	-	118,995	12,814,450	-
Dilutive effect of warrants calculated using the treasury stock method	(33,781)	322,510	-	(333,200)	816,667	-
Dilutive effect of restricted stock and restricted stock units	-	657,374	-	-	2,700,000	-
Diluted EPS	$3,241,471	389,546,823	$0.01	$4,826,036	321,318,365	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

The following table sets forth the schedule of anti-dilutive securities excluded from the computation of diluted income per share:

	Three months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

	Six months ended
	December 31, 2012	December 31, 2011
Stock options	1,450,000	600,000
Stock warrants	158,995,482	87,884,712

For the years ended June 30, 2012 and 2011, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	Years Ended
	June 30, 2012	June 30, 2011
Stock options	533,333	433,333
Stock warrants	89,284,712	54,200,565
Convertible debt	14,859,842	3,750,000
	104,677,887	58,383,898

MINERAL RIGHTS (Tables)	12 Months Ended
Jun. 30, 2012
MINERAL RIGHTS [Abstract]
Schedule of Mineral Rights	Mineral rights consist of the following at June 30, 2012 and 2011:
	June 30, 2012	June 30, 2011
Maricunga	$63,741,000	$63,741,000
Noto	-	300,000
	$63,741,000	$64,041,000

PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31, 2012	June 30, 2012
Leasehold improvement and office equipment	$73,761	$73,761
Field equipment	168,277	168,277
Less: Accumulated depreciation	(89,391)	(66,818)
Net property and equipment	$152,647	$175,220

Depreciation expense for the six months ended December 31, 2012 and 2011 was $22,573, and $5,456, respectively.

Property and equipment consists of the following:

	June 30, 2012	June 30, 2011
Leasehold improvement and office equipment	$72,015	$19,195
Field equipment	173,960	-
Less: Accumulated depreciation	(70,755)	(19,195)
	$175,220	$-

CREDIT AGREEMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
CREDIT AGREEMENT [Abstract]
Schedule of Post-Modification Debt

In connection with the Second Waiver Agreement, the convertible debentures were analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that no beneficial conversion feature existed. See detail summary below for carrying value of debt as of December 31, 2012.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,880,000
Less: Original issue discount	(202,926)
Carrying value at September 28, 2012	1,677,074
Amortization of debt discount	52,260
Carrying value at December 31, 2012	$1,729,334

Post-Modification Debt:
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	198,989
Amortization of debt discount	330,019
Carrying value at June 30, 2012	$1,783,181

Schedule of Loss of Extinguishment of Debt

The Company applied ASC 470-50-40/55 "Debtor's Accounting for a Modification or Exchange of Debt Instrument" and concluded that the Second Amendment and Waiver Agreement dated September 28, 2012 constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. As a result, the Company recorded a loss on debt extinguishment of $37,235 during the six months ended December 31, 2012, as summarized below:

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,880,000
Arranger fee	37,600
Less: Original issue discount	(202,926)
Fair value of assets given	1,714,674
Less: Carrying value of pre-modification debt	(1,677,439)
Unamortized deferred financing costs	-
Loss on debt extinguishment	$37,235

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752

DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Instruments Activity

Activity for derivative warrant instruments during the six months ended December 31, 2012 was as follows:

		Initial valuation
		of derivative		Increase
		liabilities upon		(decrease) in
	Balance at	issuance of new		fair value of	Exercise	Balance at
	June 30,	warrants during	Modification	derivative	of	December 31,
	2012	the period	expense	liabilities	warrants	2012
2009 Unit Offering warrants	$872,212	$-	$-	$(440,121)	$-	$432,091
First 2010 Unit Offering warrants	1,640,644	-	-	(1,082,552)	-	558,092
Second 2010 Unit Offering warrants	237,426	-	-	(146,641)		90,785
Third 2010 Unit Offering warrants	512,341	-	-	(309,573)	-	202,768
Incentive warrants	579,760	-	-	(351,914)	-	227,846
2011 Unit Offering warrants	1,495,038	-	-	(1,158,239)	-	336,799
Lender warrants	274,386	-	-	(196,749)	-	77,637
Warrants for advisory services and Arranger warrants	83,210	-	-	(65,459)	-	17,751
POSCAN warrants	1,958,911	4,478,014	171,150	(2,489,458)	-	4,118,617
	$7,653,928	$4,478,014	$171,150	$(6,240,706)	$-	$6,062,386

Warrant Modification Expense

The Company measured the modified warrants using a modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Activity for derivative warrant instruments during the six months ended December 31, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	December 31,
	2011	the period	liabilities	Warrants	2011
2009 Unit Offering warrants	$3,854,119	$-	$(2,588,538)	$-	$1,265,581
First 2010 Unit Offering warrants	2,911,244	-	(1,849,599)	-	1,061,645
Second 2010 Unit Offering warrants	1,800,265	-	(1,094,991)	(590,462)	114,812
Third 2010 Unit Offering warrants	1,156,744	-	(858,869)	-	297,875
Incentive warrants	1,072,441	-	(738,036)	-	334,405
2011 Unit Offering warrants	3,736,897	-	(2,556,631)	-	1,180,266
Lender warrants	523,234	-	(375,767)	-	147,467
Warrants for advisory services and Arranger warrants	189,810	-	(136,900)	-	52,910
POSCAN warrants	-	3,779,978	(1,404,228)	-	2,375,750
	$15,244,754	$3,779,978	$(11,603,559)	$(590,462)	$6,830,711

Activity for derivative warrant instruments during the year ended June 30, 2012, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2011	the period	Liability	warrants	2012
2009 Unit Offering warrants	$3,854,119	$-	$(2,981,907)	$-	$872,212
First 2010 Unit Offering warrants	2,911,244	-	(1,270,600)	-	1,640,644
Second 2010 Unit Offering warrants	1,800,265	-	(972,377)	(590,462)	237,426
Third 2010 Unit Offering warrants	1,156,744	-	(644,403)	-	512,341
Incentive warrants	1,072,441	-	(492,681)	-	579,760
2011 Unit Offering warrants	3,736,897	-	(2,241,859)	-	1,495,038
Lender warrants	523,234	-	(248,848)	-	274,386
Warrants for advisory services
and Arranger warrants	189,810	-	(106,600)	-	83,210
POSCAN warrants	-	3,779,978	(1,821,067)	-	1,958,911
	$15,244,754	$3,779,978	$(10,780,342)	$(590,462)	$7,653,928

During the year ended June 30, 2012, 4,200,000 warrants were exercised for aggregate proceeds of $210,000. The Company reduced the derivative liability by $590,462 based on the fair value of the warrants on the date of exercise and increased additional paid-in capital by the same amount.

Activity for derivative warrant instruments during the year ended June 30, 2011 was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	(decrease) in
	Balance at	issuance of new	fair value of		Balance at
	June 30,	warrants during	derivative	Exercise of	June 30,
	2010	the period	Liability	warrants	2011
2009 Unit Offering warrants	$6,313,769	$-	$(2,459,650)	$-	$3,854,119
First 2010 Unit Offering warrants	1,715,959	236,937	958,348	-	2,911,244
Second 2010 Unit Offering warrants	-	151,360	4,231,216	(2,582,311)	1,800,265
Third 2010 Unit Offering warrants	-	757,772	2,421,207	(2,022,235)	1,156,744
Incentive warrants	-	1,068,320	4,121	-	1,072,441
2011 Unit Offering warrants	-	2,142,276	1,594,621	-	3,736,897
Lender warrants	-	1,132,000	(608,766)	-	523,234
Warrants for advisory services and Arranger warrants	-	214,760	(24,950)	-	189,810
	$8,029,728	$5,703,425	$6,116,147	$(4,604,546)	$15,244,754

Schedule of Warrants Modified Lattice Valuation Model

The Company measured the modified warrants using a modified lattice valuation model, below is the summary of the valuation:

Fair value of Warrant on August 17, 2012 with exercise price $0.40 and stock price $0.069	$1,091,513
Fair value of Warrant on August 18, 2012 with exercise price $0.21 and stock price $0.067	1,262,663
Modification expense	$171,150

Schedule of Assumptions Used in Valuation of Derivative Warrant Instruments

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the six months ended December 31, 2012 and 2011, respectively, and as of December 31, 2012 and 2011, respectively:

	Initial	Initial
	valuations -	valuations -	Valuation as of	Valuation as of
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	62,499,938	38,095,300	160,395,482	89,284,712
Market value of common stock on measurement date (1)	$0.07	$0.145	$0.059	$0.067
Adjusted exercise price	$0.21	$0.40	$0.05-0.38	$0.05-0.48
Risk free interest rate (2)	0.31%	0.42%	0.21%-0.36%	0.36%-0.83%
Warrant lives in years	3.0	3.0	1.26-3.33	2.30-4.20
Expected volatility (3)	182%	205%	135%-144%	179%-217%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	25%	100%	25%	100%
Range of percentage of existing shares offered (7)	15%-31%	10%-31%	8%-24%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.21-$0.45	$0.15-$0.45	$0.15-$0.50

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 2, 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	The historical trading volatility was determined by the Company's trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 25% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 8% and 24% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

The following is a summary of the assumptions used in the modified lattice valuation model as of the initial valuations of the derivative warrant instruments issued during the years ended June 30, 2012 and June 30, 2011, respectively, and as of June 30, 2012, and June 30, 2011, respectively:

	Initial	Initial
	Valuations -	Valuations -
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Common stock issuable upon exercise of warrants	38,095,300	46,750,323	89,284,712	54,200,565
Market value of common stock on measurement date (1)	$0.145	$0.12-$0.43	$0.09	$0.23
Adjusted exercise price	$0.40	$0.05-$0.50	$0.05-$0.48	$0.05-$0.54
Risk free interest rate (2)	0.42%	0.67%-2.20%	0.33%-0.49%	0.81%-1.76%
Warrant lives in years	3.0	2.8-5.0	1.8-3.8	2.8-4.7
Expected volatility (3)	205%	151%-197%	132%-241%	169%-197%
Expected dividend yields (4)	None	None	None	None
Assumed stock offerings per year over next five years (5)	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years (6)	100%	100%	100%	100%
Range of percentage of existing shares offered (7)	10%-31%	10%-31%	10%-31%	10%-31%
Offering price range (8)	$0.21-$0.45	$0.25-$1.50	$0.15-$0.50	$0.25-$0.45

(1)	The market value of common stock is the stock price at the close of trading on the date of issuance or at period-end, as applicable.

(2)	The risk-free interest rate was determined by management using the 3 or 5 - year Treasury Bill as of the respective Offering or measurement date.

(3)	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management estimates the Company will have at least one stock offering in each of the next five years.

(6)	Management has determined that the probability of a stock offering is 100% in each of the next five years.

(7)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 10% and 31% of the shares outstanding.

(8)	Represents the estimated offering price range in future offerings as determined by management.

STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Sales of Common Stock

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2010, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital	Per share price range
2005 (1)	71,052,672	$7,500	$-	$7,500	$-	$7,500	$0.0001
2006	47,368,454	50,000	-	50,000	-	50,000	0.0011
2007	-	-	-	-	-	-	-
2008	2,631,595	50,000	-	50,000	-	50,000	0.019
2009	-	-	-	-	-	-	-
2010	18,000,000	4,500,000	410,680	4,089,320	1,806,181	2,283,139	0.25
2011	55,685,324	10,381,739	1,012,361	9,369,378	3,288,346	6,081,032	0.05 - 0.27
2012	42,295,300	8,210,013	685,944	7,524,069	3,779,978	3,744,091	0.05 - 0.21

(1)	On October 19, 2009, 71,052,626 shares of the Company's common stock owned by the founding shareholder, were surrendered and cancelled in exchange for the Company's interest in a wholly-owned subsidiary. The net assets of the Company's wholly-owned subsidiary prior to the exchange were $0 as of October 19, 2009. Therefore, the share cancellation was valued at $0.

Schedule of Sales in First 2010 Unit Offering

Sales of C Units during the year ended June 30, 2011 pursuant to the First 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to C Warrants	Amount allocated to common stock and paid-in capital
July 2010	2,000,000	$500,000	$47,245	$452,755	$219,871	$232,884
September 2010	160,000	40,000	4,757	35,243	17,066	18,177
	2,160,000	$540,000	$52,002	$487,998	$236,937	$251,061

Schedule of Sales in Second 2010 Unit Offering

Sales of D Units during the year ended June 30, 2011 pursuant to the Second 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to D Warrants	Amount allocated to common stock and paid-in capital
November 2010	4,000,000	$200,000	$-	$200,000	$151,361	$48,639
	4,000,000	$200,000	$-	$200,000	$151,361	$48,639

Schedule of Sales in Third 2010 Unit Offering

Sales of E Units during the year ended June 30, 2011 pursuant to the Third 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to E Warrants	Amount Allocated to common stock and paid-in capital
December 2010	9,483,330	$1,422,500	$165,585	$1,256,915	$601,752	$655,163
January 2011	1,783,333	267,500	41,033	226,467	133,212	93,255
February 2011	400,000	60,000	16,470	43,530	22,808	20,722
	11,666,663	$1,750,000	$223,088	$1,526,912	$757,772	$769,140

Schedule of Sales in 2011 Unit Offering

Sales of the G Units during the year ended June 30, 2011 pursuant to the 2011 Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to G Warrants	Amount Allocated to common stock and paid-in capital
April 2011	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643
	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643

Schedule of Issuances of Common Stock for Cash upon Exercise of Warrants

Issuances of common stock for cash upon exercise of warrants were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Amount Allocated to common stock and paid-in capital
D Warrants - February 2011	3,800,000	$190,000	$-	$190,000	$190,000
D Warrants - May 2011	2,000,000	100,000	-	100,000	100,000
D Warrants (cashless) - June 2011	515,254	-	-	-	-
E Warrants	7,623,336	1,143,550	-	1,143,550	1,143,550
	13,938,590	$1,433,550	$-	$1,433,550	$1,433,550

Schedule of Sales for 2012 SPA

Sales of the "Units" during the year ended June 30, 2012 pursuant to the SPA were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to POSCAN Warrants	Amount Allocated to common stock and paid-in capital
August 2011	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081
	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081

Schedule of Common Stock Issued for Services

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2012, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Fair value of shares issued	Amount allocated to common stock par value	Amount allocated to paid-in capital	Per share price range
2005	-	$-	$-	$-	$0.00
2006	-	-	-	-	0.00
2007	-	-	-	-	0.00
2008	-	-	-	-	0.00
2009	-	-	-	-	0.00
2010	2,625,000	811,050	2,625	808,425	0.003 - 0.93
2011	5,603,501	1,697,567	5,603	1,691,964	0.235 - 0.385
2012	1,573,333	135,200	1,574	133,626	0.106

Schedule of Stock Options Activity

Summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at December 31, 2012	1,450,000	$0.24	3.53	$-
Exercisable at December 31, 2012	1,200,000	$0.21	3.39	$-

A summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2010	800,000	$0.31	7.73	$-
Granted	1,000,000	0.38	10.00	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at June 30, 2011	1,800,000	0.35	8.06	-
Granted	250,000	0.40	5.00	-
Exercised	-	-	-	-
Expired/Forfeited	(600,000)	0.31	6.82	-
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Exercisable at June 30, 2012	533,333	$0.36	6.13	$-

Schedule of Assumptions Used for Employee Stock Plans

The warrants were valued using the Black-Scholes option pricing model with the following assumptions:

August 17, 2012
Market value of stock on measurement date	$0.070
Risk-free interest rate	0.81%
Dividend yield	0%
Volatility factor	216%
Term	5 years

The fair value of the options granted during the years ended June 30, 2012 and 2011 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	June 30, 2012	June 30, 2011
Market value of common stock on grant date	$0.14	$0.38
Risk free interest rate (1)	0.83%	2.08%
Dividend yield	None	None
Volatility factor	230%	150%
Weighted average expected life in years (2)	3.3	6.0
Expected forfeiture rate	5%	5%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Schedule of Warrant Related Activity

Summary information regarding common stock warrants issued and outstanding is as follows:

		Weighted-average
	Exercise of	Exercise
	Warrants	Price
Outstanding at June 30, 2012	89,284,712	0.25
Issued	67,499,938	0.20

Additional shares issuable upon exercise of warrants as a result of adjustments pursuant to anti-dilution provisions	3,610,832	n/a
Exercised	-	-
Outstanding at December 31, 2012	160,395,482	0.23

Summary information regarding common stock warrants outstanding is as follows:

		Weighted-average
	Number of	Exercise
	Warrants	Price
Outstanding at June 30, 2010	18,493,150	$0.66
Issued	46,750,323	0.25
Warrants issued pursuant to anti-dilution provisions	2,980,428	0.34
Exercised	(14,023,336)	0.10
Outstanding at June 30, 2011	54,200,565	0.35
Issued	38,095,300	0.40
Warrants issued pursuant to anti-dilution provisions	1,188,847	0.38
Exercised	(4,200,000)	0.05
Outstanding at June 30, 2012	89,284,712	0.37

Schedule of Warrants Outstanding

Warrants outstanding as of December 31, 2012

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of warrants	life	of warrants
November 10, 2009 - December 23, 2009	$0.26	7,198,584	1.86 - 1.98 years	7,198,584
November 10, 2009 - December 23, 2009	$0.38	7,269,374	1.86 - 1.98 years	7,269,374
June 9, 2010 - September 13, 2010	$0.26	11,729,615	2.44 - 2.70 years	11,729,615
June 9, 2010 - July 13, 2010	$0.17	646,645	2.44 -2.53 years	646,645
November 8-15, 2010	$0.05	1,400,000	2.85 years	1,400,000
December 9, 2010 - February 23, 2011	$0.15	4,890,418	2.94 - 3.15 years	4,890,418
April 7, 2011 - May 19, 2011	$0.35	5,416,953	3.23 years	5,416,953
April 7, 2011 - May 19, 2011	$0.29	11,960,049	1.38 years	11,960,049
April 7, 2011 - May 19, 2011	$0.22	1,913,606	1.38 years	1,913,606
May 2, 2011	$0.34	1,500,000	3.33 years	1,500,000
May 2, 2011	$0.29	75,000	3.33 years	75,000
June 27, 2011	$0.29	800,000	1.26 years	800,000
September 14, 2011	$0.20	38,095,300	1.70 years	38,095,300
August 17, 2012	$0.20	62,499,938	2.63 years	62,499,938
August 17, 2012	$0.15	5,000,000	1.63 years	5,000,000
		160,395,482		160,395,482

The intrinsic value of warrants outstanding at December 31, 2012 was $12,600.

Warrants outstanding as of June 30, 2012 are as follows:

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of shares	life	of shares
November 10, 2009 - December 23, 2009	$0.31	7,162,305	2.4 - 2.5 years	7,162,305
November 10, 2009 - December 23, 2009	$0.48	7,211,339	2.4 - 2.5 years	7,211,339
June 9, 2010 - September 13, 2010	$0.32	9,575,516	2.9 - 3.2 years	9,575,516
June 9, 2010 - July 13, 2010	$0.20	527,891	2.9 - 3.0 years	527,891
November 8-15, 2010	$0.05	1,400,000	3.4 years	1,400,000
December 9, 2010 - March 24, 2011	$0.15	4,806,878	3.4 - 3.6 years	4,806,878
March 24, 2011	$0.45	4,256,827	3.7 years	4,256,827
April 7, 2011	$0.37	11,960,050	1.9 years	11,960,050
April 7, 2011	$0.26	1,913,606	1.9 years	1,913,606
May 2, 2011	$0.43	1,500,000	3.8 years	1,500,000
May 2, 2011	$0.36	75,000	3.8 years	75,000
June 27, 2011	$0.37	800,000	1.8 years	800,000
September 14, 2011	$0.40	38,095,300	2.2 years	38,095,300
		89,284,712		89,284,712

The intrinsic value of warrants outstanding at June 30, 2012 was $70,000.

FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$6,062,386	$6,062,386

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Quoted prices
	in Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$7,653,928	$7,653,928

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities - warrant instruments	$-	$-	$7,653,928	$7,653,928

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2011
Derivative liabilities - warrant instruments	$-	$-	$15,244,754	$15,244,754

Schedule of Liabilities Measured on a Recurring Basis using Significant Unobservable Inputs

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Six months ended December 31,
	2012	2011
Beginning balance as of June 30,	$(7,653,928)	$(15,244,754)
Change in fair value	243,205	6,948,644
Additions	(4,478,014)	(3,779,978)
Warrant modification	(171,150)	-
Exercise of warrants	-	561,965
Ending balance as of September 30,	$(12,059,887)	$(11,514,123)
Change in fair value	5,997,501	4,654,915
Exercise of warrants	-	28,497
Ending balance as of December 31,	$(6,062,386)	$(6,830,711)
Change in unrealized gains included in earnings for the three months ended December 31, 2012 and 2011	5,997,501	4,654,915
Change in unrealized gains included in earnings for the six months ended December 31, 2012 and 2011	$6,240,706	$11,603,559

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Years Ended June 30,
	2012	2011
Beginning balance	$(15,244,754)	$(8,029,728)
Change in fair value	10,780,342	(6,116,147)
Additions	(3,779,978)	(4,635,105)
Warrant modification	-	(1,068,320)
Exercise of warrants	590,462	4,604,546
Ending balance	$(7,653,928)	$(15,244,754)

Change in unrealized gains (losses) included in earnings for the year ended June 30, 2012 and 2011	$10,780,342	$(6,116,147)

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
Schedule of Components of Taxable Net Loss

The components of the consolidated taxable net loss are as follows as of the years ended June 30, 2012:

	2012	2011
U.S.	$(5,224,954)	$(4,481,089)
Foreign	(7,601,114)	(679,850)
Total	$(12,826,068)	$(5,160,939)

Schedule of Deferred Tax Assets

The components of the Company's deferred tax assets at June 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$6,654,049	$3,421,876
Stock-based compensation	1,391,211	1,294,879
Impairment of mineral rights	3,098,687	2,996,687
Accrued expenses	255,085	-
Loss contingency	167,108
Valuation allowance	(11,441,020)	(7,611,366)
Total deferred tax assets	125,120	102,076
Deferred tax liability:
Beneficial conversion feature and other	(125,120)	(102,076)
Net deferred tax assets	$-	$-

Schedule of Reconciliation of Effective Income Tax Rate

The following table provides reconciliation between income taxes computed at the federal statutory rate and our provision for income taxes at June 30, 2012:

	2012	2011
Federal income taxes at 34%	$(466,035)	$(6,490,627)
Change in fair value of derivative liability - warrant instruments	(3,665,316)	2,079,490
Warrant modification expense	-	363,229
Amortization of beneficial conversion feature	175,042	126,740
Meals and entertainment	14,617
Restricted stock units	124,525
Change in valuation allowance	3,814,448	3,874,974
Other	2,719	46,194
Provision for income taxes	$-	$-

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Rental expense for office operating leases was $67,459 and $67,972 during the six months ended December 31, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of December 31, 2012 are as follows:

Period ending December 31,	Amount
2013	$99,684
2014	74,484
2015	9,414
Total minimum lease payments	$183,582

Rental expense for office operating leases was $87,769 and $43,662 during the years ended June 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of June 30, 2012 are as follows:

Years ending June 30	Amount
2013	$93,308
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$235,653

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012 Convertible Debt [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Common and preferred stock authorized					1,000,000,000
Percentage of voting interests acquired				60.00%
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Statement [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	104,677,887	58,383,898				14,859,842	3,750,000	158,995,482	87,884,712	158,995,482	87,884,712	89,284,712	54,200,565	1,450,000	600,000	1,450,000	600,000	533,333	433,333

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash equivalents	$ 0	$ 0
Asset impairment charges	300,000	4,120,000
Income tax position, recognition percentage	50.00%
Income (loss) attributable to noncontrolling interest	$ 2,375,407	$ 0
Maximum [Member]
Property and equipment, estimated useful life	7 years
Minimum [Member]
Property and equipment, estimated useful life	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency) (Details)	Jun. 30, 2012
Peruvian Nuevo Sol [Member]
Historical Rate	0.37509
Chilean Peso [Member]
Historical Rate	0.002

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Earnings per Share) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Basic EPS	$ 4,606,706	$ 1,200,261	$ 3,175,251	$ 5,040,241	$ 2,312,071	$ 19,219,382	$ 37,773,845	$ (34,598,594)
Dilutive effect of convertible debt		60,606	100,001	118,995
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	(80,566)	(33,781)	(333,200)
Dilutive effect of restricted stock and restricted stock units
Diluted EPS	$ 4,586,590	$ 1,180,311	$ 3,241,471	$ 4,826,036
Basic	392,681,078	322,152,698	373,707,097	304,987,248
Dilutive effect of convertible debt (in shares)	19,789,474	13,301,025	14,859,842	12,814,450
Dilutive effect of warrants calculated using the treasury stock method (in shares)	258,225	622,222	322,510	816,667
Dilutive effect of restricted stock and restricted stock units (in shares)	590,618	2,700,000	657,374	2,700,000
Diluted EPS (in shares)	413,319,395	338,775,945	389,546,823	321,318,365
Net income (loss) per common share - basic	$ 0.01	$ 0	$ 0.01	$ 0.02
Dilutive effect of convertible debt (in dollars per share)
Dilutive effect of warrants calculated using the treasury stock method (in dollars per share)
Dilutive effect of restricted stock and restricted stock units (in dollars per share)
Diluted EPS (in dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0.02

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					104,677,887	58,383,898
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					14,859,842	3,750,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	158,995,482	87,884,712	158,995,482	87,884,712	89,284,712	54,200,565
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,450,000	600,000	1,450,000	600,000	533,333	433,333

GOING CONCERN (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2010	Jun. 30, 2009	Jun. 24, 2005	Jun. 23, 2005	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]
Cash	$ 3,456,678	$ 2,268,138	$ 27,689	$ 952,401	$ 27,689	$ 3,456,678	$ 302,821	$ 9,703		$ 0
Negative working capital			6,940,769		6,940,769
Net cash used in operating activities	(4,799,838)	(5,931,274)	(9,425,564)	(3,594,823)	(15,571,101)	(20,370,939)
Units sold value											$ 9,999,990	$ 10,000,000

MINERAL RIGHTS (Schedule of Mineral Rights) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Mineral rights	$ 63,741,000	$ 63,741,000	$ 64,041,000
Maricunga [Member]
Mineral rights		63,741,000	63,741,000
Noto [Member]
Mineral rights			$ 300,000

MINERAL RIGHTS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			84 Months Ended	90 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended		90 Months Ended			12 Months Ended			10 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2012	May 31, 2011	Jul. 31, 2010	May 31, 2011 Maricunga [Member]	Dec. 31, 2012 Maricunga [Member]	Dec. 31, 2011 Maricunga [Member]	Jun. 30, 2012 Maricunga [Member]	Jun. 30, 2011 Maricunga [Member]	Dec. 31, 2012 Maricunga [Member]	Jun. 02, 2011 Maricunga [Member]	May 20, 2011 Maricunga [Member]	Jun. 30, 2012 Noto [Member]	Jun. 30, 2010 Noto [Member]	Mar. 12, 2010 Noto [Member]	Mar. 30, 2011 Alfredo [Member]	Jun. 30, 2011 Alfredo [Member]	Jun. 30, 2010 Alfredo [Member]	Jun. 30, 2011 Peru [Member]	Jun. 30, 2010 Peru [Member]	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Jan. 31, 2011 Puna Lithium 2010 Impairment [Member]	Nov. 24, 2010 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2011 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2010 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2012 Minera Li [Member]	Jun. 30, 2012 Non-Controlling Interest [Member]
Long-term deposit																$ 250,000
Percentage of voting interests acquired										60.00%		60.00%							60.00%			100.00%					100.00%					85.00%
Payments For Exchange Of Stock, Cash							200,000				100,000	6,370,000						6,000,000	6,370,000		300,000
Stock issued for acquisition of mineral rights						3,900,000	3,640,000					31,875,000				31,875,000								3,900,000
Percentage Of Royalty			7.00%
Stock issued for acquisition of mineral rights, shares												127,500,000				127,500,000								10,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs																120,000
Percentage of assets recorded based on purchase price															100.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													40.00%			40.00%	40.00%
Non-controlling interests	22,964,429		22,964,429		23,120,593	25,496,000		23,120,593	22,964,429							25,496,000
Net loss attributable to the noncontrolling interest	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)			(2,375,407)	(2,531,571)				156,164	1,270,207			2,531,571
Agreed upon payments for preservation and exploration expenses					6,975,136																												4,185,083	2,790,053
Payments for preservation and exploration expenses					5,938,517								390,409	3,175,518	2,375,407
Future development expenditure for preservation and exploration expenses					200,000,000								200,000,000
Mineral rights impairment expense					300,000	4,120,000		9,138,785	9,138,785											300,000				4,070,000		50,000						742,178
Percentage of owned share capital																									100.00%
Price of stock issued in Business Acquisition																								$ 0.39
Acquisition of mineral rights						6,550,000		7,968,785	7,968,785
Amount required to be paid per option agreement																												100,000
Accrued expenses	627,144		627,144		994,827	433,028		994,827	627,144																							765,000
Amount Of Additional Consideration To Be Paid Under Option Agreement																								5,500,000
Stock Issued Under Settlement and Release Agreement, Value																														192,500
Gain (Loss) Related to Litigation Settlement																															422,500
Price per share of stock issued on February for Lacus settlement						0.385																								0.385
Stock issued for settlement with Puna Lithium						1,920,000
Common Stock Issued Under Settlement and Release Agreement, Value																															1,920,000
Common Stock Issued Under Settlement and Release Agreement, Shares																														500,000	6,000,000
Cash Payment Made Under Settlement and Release Agreement						150,000																							150,000
Stock Option Exercise Price Value																							$ 4,860,000
Lithium Metal Aggregate Exploitation Permitted, tons			100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons			530,000		530,000

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (89,391)		$ 70,755	$ 19,195	$ 70,755
Property and equipment, net	152,647		175,220		175,220
Depreciation	22,573	5,456	51,560	3,946	71,060
Leasehold Improvement and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,761		72,015	19,195	72,015
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 168,277		$ 173,960		$ 173,960

RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	May 31, 2011	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2010	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Jun. 30, 2011 Legal Services [Member]	Mar. 31, 2012 MIZ [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Dec. 31, 2012 R&M Global Advisors [Member]	Dec. 31, 2011 R&M Global Advisors [Member]	Jun. 30, 2012 R&M Global Advisors [Member]	Jun. 30, 2011 R&M Global Advisors [Member]	Jun. 30, 2011 Maximum [Member] MIZ [Member]	Jun. 30, 2011 Minimum [Member] MIZ [Member]	Jun. 30, 2012 Restricted Stock [Member] MIZ [Member]	Jun. 30, 2011 Restricted Stock [Member] MIZ [Member]	Nov. 30, 2012 Restricted Stock [Member] MIZ [Member]
Related Party Transaction [Line Items]
Common Stock Shares Sold											100,595,238
Due to Related Parties						$ 11,400	$ 10,986	$ 11,400													$ 81,300
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement, shares																		500,000
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement							282,500											192,500
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)																		236,842
Fair value of stock issued for bonus under Employment Service Agreement																		90,000
Issuance price per share of stock issued for salary and bonus																		$ 0.38
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	2,500,000	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights

The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by MIZ for good reason (as defined in the Employment Services Agreement)

Shares vesting upon achievement of certain milestones, shares															100,000								1,000,000	300,000
Grant Date of Restricted Shares																		Aug 11, 2010
Share-Based Compensation to be Recognized																		950,000
Stock-based compensation			242,032	357,503	308,383	649,580	2,668,520	4,458,047	4,815,550						183,360	165,529	114,420	186,090								190,000
Allocated Share-based Compensation Expense						121,210	283,759					114,420			20,700	60,615									250,921	303,101
Stock Issued During Period, Shares, Restricted Stock Award, Gross	900,000	900,000												300,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																	1,700,000
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Grant In Period, Unvested Shares				0					0
Compensation Expenses																			85,359	97,125	145,187	10,000
Shares Issued And Held In Escrow Subject To Vesting Requirements				1,700,000					1,700,000
Outstanding - Number of Shares				1,450,000		1,450,000	1,800,000	1,450,000	1,450,000	800,000
Outstanding - Weighted-average Exercise Price				$ 0.38		$ 0.38	$ 0.35	$ 0.38	$ 0.38	$ 0.31
Legal Fees													69,000
Employee Benefits and Share-based Compensation																	212,500
Employee Benefits and Share-based Compensation Unpaid																	20,830
Options vested and expected to vest																											300,000
Compensation Paid Under Employment Service Agreement															178,750	216,667
Base Fee															5,000
Additional Fee															2,000
Compensation Payable Under Employment Service Agreement															0		20,834
Share Based Compensation Arrangement By Share Based Payment Award, Modification Expense															$ 16,682
Stock Issued During Period, Shares, Other															800,000

NOTES PAYABLE (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Mar. 23, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 02, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 20, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Nov. 30, 2012 Note Issue Five [Member] Unsecured Convertible Notes Payable [Member] Third Party [Member]	Dec. 31, 2012 Note Issue Five [Member] Unsecured Convertible Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 08, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2008 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Dec. 31, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Convertible Notes Payable [Member]	Dec. 31, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Apr. 30, 2009 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]
Debt instrument, face amount								$ 300,000			$ 100,000			$ 250,000					$ 500,000			$ 50,000		$ 50,000					$ 45,000
Debt Instrument, Interest Rate, Stated Percentage								15.00%			15.00%			15.00%					25.00%			8.00%		8.00%					8.25%
Interest Payable																					16,298		12,298		18,303	13,539	11,678	7,965
Debt Instrument, Maturity Date							Apr 30, 2012			Apr 30, 2012			May 21, 2012					Jun 22, 2012			Jun 5, 2010					Nov 8, 2012	Nov 8, 2010
Debt Instrument, Penalty Rate								2.00%			2.00%			2.00%
Debt Instrument, Accrued Interest and Penalties							8,375		0	3,148		0	7,842		0
Debt Instrument, Extended Maturity Date							May 31, 2012			May 31, 2012						Dec 5, 2012	Dec 5, 2012								Jun 5, 2010
Repayments of Notes Payable	1,150,000					1,150,000
Debt Instrument, Periodic Payment, Principal																19,500
Interest	280,889		5,792		5,792	286,681										21,634
Interest Payable, Current																		$ 2,778		$ 0

CREDIT AGREEMENT (Schedule of Post-Modification Debt) (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2011	Dec. 31, 2012	Jun. 30, 2012
Post-Modification Debt:
Estimated fair value of debt after modification	$ 1,584,192	$ 1,880,000
Less: Original issue discount	330,019	(202,926)	368,000
Carrying value	1,254,173	1,729,334	1,783,181
Accrued interest			198,989
Amortization of debt discount		$ 52,260	$ 330,019

CREDIT AGREEMENT (Schedule of Loss on Extinguishment) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Sep. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Loss on Extinguishment:
Estimated fair value of debt after modification	$ 1,584,192	$ 1,880,000		$ 1,880,000					$ 1,880,000
Waiver fee				37,600	30,000	30,000		30,000	67,600
Less: Original issue discount	330,019			(202,926)		368,000
Fair value of assets given	1,614,192	1,714,674		1,714,674					1,714,674
Less: Carrying Value of pre-modification debt	(838,815)	(1,677,439)		(1,677,439)					(1,677,439)
Unamortized deferred financing costs	66,375	0		0			103,250		0
Loss on debt extinguishment				$ 37,235	$ 841,752	$ (841,752)		$ (841,752)	$ 878,987

CREDIT AGREEMENT (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Feb. 02, 2012	May 02, 2011	Dec. 31, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Second Amendment and Waiver Agreement [Member]	Sep. 30, 2012 Second Amendment and Waiver Agreement [Member]	Dec. 31, 2012 Waiver Agreement [Member]	Jun. 30, 2012 Waiver Agreement [Member]	Dec. 31, 2012 Lender Warrants [Member]	Jun. 30, 2012 Lender Warrants [Member]	Jun. 30, 2012 Arranger Warrants [Member]
Bridge Loan											$ 1,500,000		$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price											$ 0.4	$ 0.12	$ 0.12	$ 0.12		$ 0.4
Convertible Debt, Maturity Value										1,677,438		0.12
Warrants Convertible to Common Stock, Shares																	1,500,000	1,500,000	75,000
Warrants Exercise Price																	$ 0.5	$ 0.5	$ 0.4
Warrants Not Settleable in Cash, Fair Value Disclosure																	1,132,000	1,132,000	57,750
Less: Beneficial conversion feature discount	330,019			(202,926)		368,000
Finders Fee Payment In Cash, Percentage																			5.00%
Finders Fee Payment In Cash																			75,000
Deferred financing costs	66,375	0		0			103,250		0
Financing Interest Expense						103,250	29,500
Proceeds From Issuance Of Common Stock And Warrants						8,000,013										8,000,000
Debt Instrument, Interest Rate, Stated Percentage															15.00%	15.00%
Debt Instrument, Convertible, Conversion Reduction Price													$ 0.095		$ 0.12	$ 0.12
Debt Instrument, Convertible, Beneficial Conversion Feature, Percent Increase						10.00%
Accrued interest						198,989										84,192
Debt Instrument, Maturity Date													Sep 28, 2013
Payment of arranger fee for convertible debt							0					37,600	37,600		30,000	30,000
Waiver fee				37,600	30,000	30,000		30,000	67,600
Change in Fair Value of Embedded Conversion Features Immediately Before and After Modification												10.00%	10.00%
Loss on debt extinguishment				37,235	841,752	(841,752)		(841,752)	878,987			37,235	(153,319)
Bridge Loan Principal Increased												$ 1,880,000
Original Issue Discount												12.10%

DERIVATIVE LIABILITIES (Schedule of Derivative Warrant Instruments Activity) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Unit Offering Warrants 2009 [Member]	Dec. 31, 2011 Unit Offering Warrants 2009 [Member]	Jun. 30, 2012 Unit Offering Warrants 2009 [Member]	Jun. 30, 2010 Unit Offering Warrants 2009 [Member]	Dec. 31, 2012 First 2010 Unit Offering Warrants [Member]	Dec. 31, 2011 First 2010 Unit Offering Warrants [Member]	Jun. 30, 2012 First 2010 Unit Offering Warrants [Member]	Jun. 30, 2010 First 2010 Unit Offering Warrants [Member]	Dec. 31, 2012 Second 2010 For D Units [Member]	Dec. 31, 2011 Second 2010 For D Units [Member]	Jun. 30, 2012 Second 2010 For D Units [Member]	Jun. 30, 2010 Second 2010 For D Units [Member]	Dec. 31, 2012 Third 2010 For E Units [Member]	Dec. 31, 2011 Third 2010 For E Units [Member]	Jun. 30, 2012 Third 2010 For E Units [Member]	Jun. 30, 2010 Third 2010 For E Units [Member]	Dec. 31, 2012 Incentive Warrants [Member]	Dec. 31, 2011 Incentive Warrants [Member]	Jun. 30, 2012 Incentive Warrants [Member]	Jun. 30, 2010 Incentive Warrants [Member]	Dec. 31, 2012 G Units 2011 [Member]	Dec. 31, 2011 G Units 2011 [Member]	Jun. 30, 2012 G Units 2011 [Member]	Jun. 30, 2010 G Units 2011 [Member]	Dec. 31, 2012 Lender Warrants [Member]	Dec. 31, 2011 Lender Warrants [Member]	Jun. 30, 2012 Lender Warrants [Member]	Jun. 30, 2010 Lender Warrants [Member]	Dec. 31, 2012 Warrants for advisory services and Arranger warrants [Member]	Dec. 31, 2011 Warrants for advisory services and Arranger warrants [Member]	Jun. 30, 2012 Warrants for advisory services and Arranger warrants [Member]	Jun. 30, 2010 Warrants for advisory services and Arranger warrants [Member]	Dec. 31, 2012 POSCAN Warrants [Member]	Dec. 31, 2011 POSCAN Warrants [Member]	Jun. 30, 2012 POSCAN Warrants [Member]
Derivative [Line Items]
Balance			$ 7,653,928	$ 15,244,754	$ 15,244,754	$ 8,029,728			$ 872,212	$ 3,854,119	$ 3,854,119	$ 6,313,769	$ 1,640,644	$ 2,911,244	$ 2,911,244	$ 1,715,959	$ 237,426	$ 1,800,265	$ 1,800,265	$ 0	$ 512,341	$ 1,156,744	$ 1,156,744	$ 0	$ 579,760	$ 1,072,441	$ 1,072,441	$ 0	$ 1,495,038	$ 3,736,897	$ 3,736,897	$ 0	$ 274,386	$ 523,234	$ 523,234	$ 0	$ 83,210	$ 189,810	$ 189,810	$ 0	$ 1,958,911	$ 0	$ 0
Initial valuation of derivative liabilities upon issuance of new warrants during the period			4,478,014	3,779,978	3,779,978	3,228,345	8,874,504	13,352,518	0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		4,478,014	3,779,978	3,779,978
Warrant modification expense	0	0	171,150	0		(1,068,320)	(1,068,320)	1,239,470	0				0				0				0				0				0				0				0				171,150
Change in fair value of derivative liabilities - warrant instruments	(5,997,501)	(4,654,915)	(6,240,706)	(11,603,559)	10,780,342	(6,116,147)	(1,559,352)	(4,681,354)	(440,121)	(2,588,538)	(2,981,907)		(1,082,552)	(1,849,599)	(1,270,600)		(146,641)	(1,094,991)	(972,377)		(309,573)	(858,869)	(644,403)		(351,914)	(738,036)	(429,681)		(1,158,239)	(2,556,631)	(2,241,859)		(196,749)	(375,767)	(248,848)		(64,459)	(136,900)	(106,600)		(2,489,458)	(1,404,228)	(1,821,067)
Exercise of warrants				590,462	590,462	4,604,000	5,195,008	5,195,008	0	0	0		0	0	0		0	(590,462)	(590,462)		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0
Balance	$ 6,062,386	$ 6,830,711	$ 6,062,386	$ 6,830,711	$ 7,653,928	$ 15,244,754	$ 7,653,928	$ 6,062,386	$ 432,091		$ 872,212	$ 6,313,769	$ 558,092		$ 1,640,644	$ 1,715,959	$ 90,785		$ 237,426	$ 0	$ 202,768		$ 512,341	$ 0	$ 227,846		$ 579,760	$ 0	$ 336,799		$ 1,495,038	$ 0	$ 77,637		$ 274,386	$ 0	$ 17,751		$ 83,210	$ 0	$ 4,118,617		$ 1,958,911

DERIVATIVE LIABILITIES (Schedule of Warrant Modification Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Warrant modification expense	$ 0	$ 0	$ 171,150	$ 0		$ (1,068,320)	$ (1,068,320)	$ 1,239,470
August 172012With Exercise Price 040And Stock Price 0069 [Member]
Fair Value Of Warrants	1,091,513		1,091,513					1,091,513
August 182012With Exercise Price 021And Stock Price 0067 [Member]
Fair Value Of Warrants	$ 1,262,663		$ 1,262,663					$ 1,262,663

DERIVATIVE LIABILITIES (Schedule of Assumptions Used in Valuation of Derivative Warrant Instruments) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Market value of common stock on measurement date	$ 0.069
Expected dividend yields	0.00%		0.00%
Probability of stock offering in any year over five years			100.00%
Maximum [Member]
Probability of stock offering in any year over five years			31.00%
Minimum [Member]
Probability of stock offering in any year over five years			10.00%
Derivative Warrant Instruments [Member]
Common Stock Issuable Upon Exercise Of Warrants	160,395,482	89,284,712	89,284,712	54,200,565
Market value of common stock on measurement date	$ 0.059	$ 0.067	$ 0.09	$ 0.23
Expected dividend yields	0.00%	0.00%	0.00%	0.00%
Assumed stock offerings per year over next five years	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%	100.00%
Derivative Warrant Instruments [Member] | Maximum [Member]
Adjusted exercise price	$ 0.38	$ 0.48	$ 0.48	$ 0.54
Risk free interest rate	0.36%	0.83%	0.49%	1.76%
Warrant lives in years	3 years 3 months 29 days	4 years 2 months 12 days	3 years 9 months 18 days	4 years 8 months 12 days
Expected volatility	144.00%	217.00%	241.00%	197.00%
Range of percentage of existing shares offered	24.00%	31.00%	31.00%	31.00%
Offering price range	$ 0.45	$ 0.5	$ 0.5	$ 0.45
Derivative Warrant Instruments [Member] | Minimum [Member]
Adjusted exercise price	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Risk free interest rate	0.21%	0.36%	0.33%	0.81%
Warrant lives in years	1 year 3 months 4 days	2 years 3 months 18 days	1 year 9 months 18 days	2 years 9 months 18 days
Expected volatility	135.00%	179.00%	132.00%	169.00%
Range of percentage of existing shares offered	8.00%	10.00%	10.00%	10.00%
Offering price range	$ 0.15	$ 0.15	$ 0.15	$ 0.25
Derivative Warrant Instruments [Member] | Initial Valuations [Member]
Common Stock Issuable Upon Exercise Of Warrants	62,499,938	38,095,300	38,095,300	46,750,323
Market value of common stock on measurement date	$ 0.07	$ 0.145	$ 0.145
Adjusted exercise price	$ 0.21	$ 0.4	$ 0.4
Risk free interest rate	0.31%	0.42%	0.42%
Warrant lives in years	3 years	3 years	3 years
Expected volatility	182.00%	205.00%	205.00%
Expected dividend yields	0.00%	0.00%	0.00%	0.00%
Assumed stock offerings per year over next five years	1-2	1-2	1-2	1-2
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%	100.00%
Derivative Warrant Instruments [Member] | Initial Valuations [Member] | Maximum [Member]
Market value of common stock on measurement date				$ 0.43
Adjusted exercise price				$ 0.5
Risk free interest rate				2.20%
Warrant lives in years				5 years
Expected volatility				197.00%
Range of percentage of existing shares offered	31.00%	31.00%	31.00%	31.00%
Offering price range	$ 0.45	$ 0.45	$ 0.45	$ 1.5
Derivative Warrant Instruments [Member] | Initial Valuations [Member] | Minimum [Member]
Market value of common stock on measurement date				$ 0.12
Adjusted exercise price				$ 0.05
Risk free interest rate				0.67%
Warrant lives in years				2 years 9 months 18 days
Expected volatility				151.00%
Range of percentage of existing shares offered	15.00%	10.00%	10.00%	10.00%
Offering price range	$ 0.21	$ 0.21	$ 0.21	$ 0.25

DERIVATIVE LIABILITIES (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Aug. 18, 2012	Aug. 17, 2012	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Stock Warrants Exercised During Period, Number			4,200,000	14,023,336
Proceeds from exercise of warrants		$ 210,000	$ 210,000	$ 1,433,575	$ 1,643,575	$ 1,643,575
Reclassification of warrant liabilities to additional paid-in capital for warrant exercises		590,462	590,462	4,604,000	5,195,008	5,195,008
Warrants Issued for Advisory Services				800,000
Warrants issued for services				157,010	157,010	157,010
Instrument Used To Determine Risk Free Interest Rate			3 or 5 year Treasury Bill
Expected dividend yields	0.00%		0.00%
Probability of stock offering in any year over five years			100.00%								31.00%	10.00%
Warrants Exercise Price									$ 0.4
Units Sold Number										62,499,938
Units Sold Value										$ 9,999,990
Units Sold Description									each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Warrants Stock Price							$ 0.067	$ 0.069

STOCKHOLDERS' EQUITY (Schedule of Sales of Common Stock) (Details) (USD $)	12 Months Ended								84 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500
Per share price range			$ 0.25	$ 0	$ 0.019	$ 0	$ 0.0011	$ 0.0001
Maximum [Member]
Per share price range	$ 0.21	$ 0.27	$ 0.93						$ 0.21
Minimum [Member]
Per share price range	$ 0.05	$ 0.05	$ 0.0003						$ 0.05

STOCKHOLDERS' EQUITY (Schedule of Sales of C Units in First 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Sep. 30, 2010 First 2010 For C Units [Member]	Jul. 31, 2010 First 2010 For C Units [Member]	Jun. 30, 2011 First 2010 For C Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		160,000	2,000,000	2,160,000
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 40,000	$ 500,000	$ 540,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		4,757	47,245	52,002
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		35,243	452,755	487,998
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	17,066	219,871	236,937
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 18,177	$ 232,884	$ 251,061

STOCKHOLDERS' EQUITY (Schedule of Sales of D Units in Second 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Nov. 30, 2010 Second 2010 For D Units [Member]	Jun. 30, 2011 Second 2010 For D Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		4,000,000	4,000,000
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 200,000	$ 200,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		0	0
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		200,000	200,000
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	151,361	151,361
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 48,639	$ 48,639

STOCKHOLDERS' EQUITY (Schedule of Sales of E Units in Third 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Feb. 28, 2011 Third 2010 For E Units [Member]	Jan. 31, 2011 Third 2010 For E Units [Member]	Dec. 31, 2010 Third 2010 For E Units [Member]	Jun. 30, 2011 Third 2010 For E Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		400,000	1,783,333	9,483,330	11,666,663
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 60,000	$ 267,500	$ 1,422,500	$ 1,750,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		16,470	41,033	165,585	223,088
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		43,530	226,467	1,256,915	1,526,912
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	22,808	133,212	601,752	757,772
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 20,722	$ 93,255	$ 655,163	$ 769,140

STOCKHOLDERS' EQUITY (Schedule of Sales of G Units in 2011 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Apr. 30, 2011 G Units 2011 [Member]	Jun. 30, 2011 G Units 2011 [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		23,920,071	23,920,071
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 6,458,189	$ 6,458,189
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		737,271	737,271
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		5,720,918	5,720,918
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	2,142,276	2,142,276
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 3,578,643	$ 3,578,643

STOCKHOLDERS' EQUITY (Schedule of Common Stock Issued Upon Warrant Exercises) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	May 31, 2011 Class D Warrants [Member]	Feb. 28, 2011 Class D Warrants [Member]	Jun. 30, 2011 Class D Warrants Cashless [Member]	Jun. 30, 2011 Class E Warrants [Member]	Jun. 30, 2011 Warrant [Member]
Shares										2,000,000	3,800,000	515,254	7,623,336	13,938,590
Gross proceeds										$ 100,000	$ 190,000	$ 0	$ 1,143,550	$ 1,433,550
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		0	0	0	0	0
Net proceeds										100,000	190,000	0	1,143,550	1,433,550
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 100,000	$ 190,000	$ 0	$ 1,143,550	$ 1,433,550

STOCKHOLDERS' EQUITY (Schedule of Sales of Units in 2012 SPA) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Aug. 31, 2011 SPA 2012 Units [Member]	Jun. 30, 2012 SPA 2012 Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		38,095,300	38,095,300
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 8,000,013	$ 8,000,913
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		685,944	685,944
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		7,314,069	7,314,069
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	3,779,978	3,779,978
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 3,534,081	$ 3,534,081

STOCKHOLDERS' EQUITY (Schedule of Common Stock Issued for Services) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005
Stock issued for services, shares	1,573,333	5,603,501	2,625,000	0	0	0	0	0
Fair value of shares issued	$ 135,200	$ 1,697,567	$ 811,050	$ 0	$ 0	$ 0	$ 0	$ 0
Amount allocated to common stock par value	1,574	5,603	2,625	0	0	0	0	0
Amount allocated to paid-in capital	$ 133,626	$ 1,691,694	$ 808,425	$ 0	$ 0	$ 0	$ 0	$ 0
Per share price range			$ 0.25	$ 0	$ 0.019	$ 0	$ 0.0011	$ 0.0001
Maximum [Member]
Per share price range	$ 0.21	$ 0.27	$ 0.93
Minimum [Member]
Per share price range	$ 0.05	$ 0.05	$ 0.0003

STOCKHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCKHOLDERS' EQUITY [Abstract]
Outstanding - Number of Shares	1,450,000	1,450,000	1,800,000	800,000
Granted - Number of Shares	0	250,000	1,000,000
Exercised - Number of Shares	0	0	0
Expired/Forfeited - Number of Shares	0	(600,000)	0
Exercisable - Number of Shares	1,200,000	533,333
Outstanding - Weighted-average Exercise Price	$ 0.38	$ 0.38	$ 0.35	$ 0.31
Granted - Weighted-average Exercise Price	$ 0	$ 0.4	$ 0.38
Exercised - Weighted-average Exercise Price	$ 0	$ 0	$ 0
Expired/Forfeited - Weighted-average Exercise Price	$ 0	$ 0.31	$ 0
Exercisable - Weighted-average Exercise Price	$ 0.21	$ 0.36
Outstanding - Weighted-average Remaining Contractual Term (years)	3 years 6 months 11 days	6 years 9 months 14 days	8 years 23 days	7 years 8 months 23 days
Granted - Weighted-average Remaining Contractual Term (years)		5 years	10 years
Exercised - Weighted-average Remaining Contractual Term (years)	3 years 4 months 21 days	0 years	0 years
Expired/Forfeited - Weighted-average Remaining Contractual Term (years)		6 years 9 months 26 days	0 years
Exercisable - Weighted-average Remaining Contractual Term (years)		6 years 1 month 17 days
Outstanding - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Granted - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Exercised - Aggregate Intrinsic Value	0	0	0	0
Expired/Forfeited - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0	$ 0

STOCKHOLDERS' EQUITY (Schedule of Assumptions Used for Estimated Fair Value of Options) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
STOCKHOLDERS' EQUITY [Abstract]
Market value of common stock on grant date	$ 0.14	$ 0.38
Risk free interest rate	0.83%	2.08%
Dividend yield	0.00%	0.00%
Volatility factor	230.00%	150.00%
Weighted average expected life in years	3 years 3 months 18 days	6 years
Expected forfeiture rate	5.00%	5.00%

STOCKHOLDERS' EQUITY (Schedule of Warrants Related Activity) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCKHOLDERS' EQUITY [Abstract]
Number of warrants - Outstanding	89,284,712	89,284,712	54,200,565	18,493,150
Number of warrants - issued	67,499,938	38,095,300	46,750,323
Number of warrants - Warrants issued pursuant to anti-dilution provisions	3,610,832	1,188,847	2,980,428
Number of warrants - Exercised	0	(4,200,000)	(14,023,336)
Weighted-average Exercise Price - Outstanding	160,395,482	0.37	0.35	0.66
Weighted-average Exercise Price - Issued	0.23	0.4	0.25	0
Weighted-average Exercise Price - Warrants issued pursuant to anti-dilution provisions	0.2	0.38	0.34	0
Weighted-average Exercise Price - Exercised	0	0.05	0.1	0

STOCKHOLDERS' EQUITY (Schedule of Warrants Outstanding) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012 Warrants One [Member]	Jun. 30, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants One [Member] Maximum [Member]	Jun. 30, 2012 Warrants One [Member] Maximum [Member]	Dec. 31, 2012 Warrants One [Member] Minimum [Member]	Jun. 30, 2012 Warrants One [Member] Minimum [Member]	Dec. 31, 2012 Warrants Two [Member]	Jun. 30, 2012 Warrants Two [Member]	Dec. 31, 2012 Warrants Two [Member] Maximum [Member]	Jun. 30, 2012 Warrants Two [Member] Maximum [Member]	Dec. 31, 2012 Warrants Two [Member] Minimum [Member]	Jun. 30, 2012 Warrants Two [Member] Minimum [Member]	Dec. 31, 2012 Warrants Three [Member]	Jun. 30, 2012 Warrants Three [Member]	Dec. 31, 2012 Warrants Three [Member] Maximum [Member]	Jun. 30, 2012 Warrants Three [Member] Maximum [Member]	Dec. 31, 2012 Warrants Three [Member] Minimum [Member]	Jun. 30, 2012 Warrants Three [Member] Minimum [Member]	Dec. 31, 2012 Warrants Four [Member]	Jun. 30, 2012 Warrants Four [Member]	Dec. 31, 2012 Warrants Four [Member] Maximum [Member]	Jun. 30, 2012 Warrants Four [Member] Maximum [Member]	Dec. 31, 2012 Warrants Four [Member] Minimum [Member]	Jun. 30, 2012 Warrants Four [Member] Minimum [Member]	Dec. 31, 2012 Warrants Five [Member]	Jun. 30, 2012 Warrants Five [Member]	Dec. 31, 2012 Warrants Six [Member]	Jun. 30, 2012 Warrants Six [Member]	Dec. 31, 2012 Warrants Six [Member] Maximum [Member]	Jun. 30, 2012 Warrants Six [Member] Maximum [Member]	Dec. 31, 2012 Warrants Six [Member] Minimum [Member]	Jun. 30, 2012 Warrants Six [Member] Minimum [Member]	Dec. 31, 2012 Warrants Seven [Member]	Jun. 30, 2012 Warrants Seven [Member]	Dec. 31, 2012 Warrants Eight [Member]	Jun. 30, 2012 Warrants Eight [Member]	Dec. 31, 2012 Warrants Nine [Member]	Jun. 30, 2012 Warrants Nine [Member]	Dec. 31, 2012 Warrants Ten [Member]	Jun. 30, 2012 Warrants Ten [Member]	Dec. 31, 2012 Warrants Eleven [Member]	Jun. 30, 2012 Warrants Eleven [Member]	Dec. 31, 2012 Warrants Twelve [Member]	Jun. 30, 2012 Warrants Twelve [Member]	Dec. 31, 2012 Warrants Thirteen [Member]	Jun. 30, 2012 Warrants Thirteen [Member]	Dec. 31, 2012 Warrants Fourteen [Member]	Dec. 31, 2012 Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Warrants - Issuance Date					November 10, 2009 - December 23, 2009	November 10, 2009 - December 23, 2009					November 10, 2009 - December 23, 2009	November 10, 2009 - December 23, 2009					June 9, 2010 - September 13, 2010	June 9, 2010 - September 13, 2010					June 9, 2010 - July 13, 2010	June 9, 2010 - July 13, 2010					November 8-15, 2010	November 8-15, 2010	December 9, 2010 - February 23, 2011	December 9, 2010 - March 24, 2011					April 7 2011 - May 19, 2011	24-Mar-11	April 7, 2011 - May 19, 2011	7-Apr-11	April 7, 2011 - May 19, 2011	7-Apr-11	May 2, 2011	2-May-11	May 2, 2011	2-May-11	June 27, 2011	27-Jun-11	September 14, 2011	14-Sep-11	August 17, 2012	August 17, 2012
Warrant Exercise Price	$ 0.23	$ 0.37	$ 0.35	$ 0.66	$ 0.26	$ 0.31					$ 0.38	$ 0.48					$ 0.26	$ 0.32					$ 0.17	$ 0.2					$ 0.05	$ 0.05	$ 0.15	$ 0.15					$ 0.35	$ 0.45	$ 0.29	$ 0.37	$ 0.22	$ 0.26	$ 0.34	$ 0.43	$ 0.29	$ 0.36	$ 0.29	$ 0.37	$ 0.2	$ 0.4	$ 0.2	$ 0.15
Warrants - Outstanding number of shares	160,395,482	89,284,712	54,200,565	18,493,150	7,198,584	7,162,305					7,269,374	7,211,339					11,729,615	9,575,516					646,645	527,891					1,400,000	1,400,000	4,890,418	4,806,878					5,416,953	4,256,827	11,960,049	11,960,050	1,913,606	1,913,606	1,500,000	1,500,000	75,000	75,000	800,000	800,000	38,095,300	38,095,300	62,499,938	5,000,000
Warrants - Remaining life							1 year 11 months 23 days	2 years 6 months	1 year 10 months 10 days	2 years 4 months 24 days			1 year 11 months 23 days	2 years 6 months	1 year 10 months 10 days	2 years 4 months 24 days			2 years 8 months 12 days	3 years 2 months 12 days	2 years 5 months 8 days	2 years 10 months 24 days			2 years 6 months 11 days	3 years	2 years 5 months 8 days	2 years 10 months 24 days	2 years 10 months 6 days				3 years 1 month 24 days	3 years 7 months 6 days	2 years 11 months 8 days	3 years 4 months 24 days	3 years 2 months 23 days	3 years 8 months 12 days	1 year 4 months 17 days	1 year 10 months 24 days	1 year 4 months 17 days	1 year 10 months 24 days	3 years 3 months 29 days	3 years 9 months 18 days	3 years 3 months 29 days	3 years 9 months 18 days	1 year 3 months 4 days	1 year 9 months 18 days	1 year 8 months 12 days	2 years 2 months 12 days	2 years 7 months 17 days	1 year 7 months 17 days
Warrants - Exercisable number of shares	160,395,482				7,198,584	7,162,305					7,269,374	7,211,339					11,729,615	9,575,516					646,645	527,891					1,400,000	1,400,000	4,890,418	4,806,878					5,416,953	4,256,827	11,960,049	11,960,050	1,913,606	1,913,606	1,500,000	1,500,000	75,000	75,000	800,000	800,000	38,095,300	38,095,300	62,499,938	5,000,000

STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended								84 Months Ended	90 Months Ended					6 Months Ended					6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended			12 Months Ended	6 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended
	Sep. 30, 2012	May 31, 2012	May 31, 2011	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Dec. 31, 2012	Aug. 17, 2012	May 02, 2011	Oct. 19, 2009	Aug. 17, 2012 Common Stock And Additional Paid In Capital [Member]	Dec. 31, 2012 Share Based Compensation Expense [Member]	Dec. 31, 2012 Second Amendment and Waiver Agreement [Member]	Sep. 30, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2012 Related Party [Member]	Dec. 31, 2011 Related Party [Member]	Jun. 30, 2012 Related Party [Member]	Jun. 30, 2011 Related Party [Member]	May 31, 2012 Equity Incentive Plan 2009 [Member]	Dec. 31, 2012 Equity Incentive Plan 2009 [Member]	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Dec. 31, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Maximum [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Nov. 30, 2012 MIZ [Member]	Jun. 30, 2010 Non Statutory Options [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Aug. 17, 2012 Derivative [Member]	Nov. 30, 2012 Option One [Member]	Nov. 30, 2012 Option Two [Member]	Dec. 31, 2012 Unit Warrant [Member] POSCO Canada Ltd. [Member]	Jun. 30, 2011 Class E Warrant [Member]	Mar. 02, 2011 Class E Warrant [Member]	Jun. 30, 2011 Class F Warrant [Member]	Dec. 31, 2012 Bonus Warrant [Member] POSCO Canada Ltd. [Member]	Jun. 30, 2011 First 2010 Unit Offering Warrants [Member] Second Closing Of Units Offering [Member]	Jun. 30, 2011 Second 2010 For D Units [Member]	Jun. 30, 2012 G Units 2011 [Member]	Jun. 30, 2011 G Units 2011 [Member]	Mar. 22, 2011 G Units 2011 [Member]	Dec. 09, 2010 G Units 2011 [Member]	Dec. 22, 2009 Consulting Services, One [Member]	Jun. 30, 2011 Finder Fees per Compensation Modification Agreement [Member]	Jun. 30, 2011 Legal Fees and Expenses [Member]	Jun. 30, 2011 Potential Claim Settlement [Member]	Jun. 30, 2011 Vendor Services [Member]	Jun. 30, 2012 Vendor Services [Member]	Jun. 30, 2012 Consulting Services Three [Member]	May 31, 2012 Consulting Services Four [Member]	Mar. 31, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Five [Member]	Jun. 30, 2011 Investment Contracts [Member]	Jun. 30, 2011 Consideration for Entering into Investment Agreement [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Alfredo [Member]	Aug. 03, 2010 Acquisition of Mineral Rights from Alfredo [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 02, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 30, 2012 Settlement Agreement with Puna [Member]	Jun. 30, 2011 Settlement Agreement with Puna [Member]	Jun. 30, 2012 Lacus Claims Settlement Agreement [Member]	Nov. 24, 2011 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member] Equity Incentive Plan 2009 [Member]	Jun. 30, 2011 Warrant Inducement [Member]	Jun. 27, 2011 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Dec. 31, 2012 Vice President of Finance [Member]	Jun. 30, 2012 Vice President of Finance [Member]	Jun. 30, 2005 Director [Member]	Dec. 31, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Jun. 30, 2008 Director [Member]	Jun. 30, 2006 Director [Member]	Dec. 19, 2012 Director [Member]	Jun. 30, 2010 Newly Appointed Director [Member] Non Statutory Options [Member]	Jun. 30, 2010 Newly Appointed Director Two [Member] Non Statutory Options [Member]	Dec. 31, 2012 Officers Directors And Employees [Member]
Common stock, shares authorized				990,000,000			990,000,000		990,000,000	990,000,000							990,000,000	990,000,000																																							4,000,000			10,000,000
Fair Market Value Of Common Stock Issued				$ 0.21			$ 0.21											$ 0.21																				$ 0.21																						$ 0.27		$ 0.39					$ 0.22				$ 0.13		$ 0.3	$ 0.23		$ 0.39		$ 0.25		$ 0.32		$ 0.39										$ 0.13							$ 0.05
Stock-based compensation					$ 242,032		$ 357,503	$ 308,383	$ 649,580	$ 2,668,520							$ 4,458,047	$ 4,815,550						$ 232,433																$ 183,360	$ 165,529	$ 114,420	$ 186,090																									$ 103,830																					$ 26,754	$ 73,282
Professional Fees																																																															105,000
Stock issued for services							44,085		135,200	1,030,599	806,250																													300,000																							385,000	234,199	385,000	26,400		233,333	250,000	250,000	500,000	540,000
Stock issued for services, shares									1,573,333	5,603,501	2,625,000	0	0	0	0	0																																															1,000,000	608,310	1,000,000	120,000			65,000			70,200																				250,000	250,000
General and administrative expenses				1,264,494		1,550,168	2,408,699	2,800,364	6,996,043	5,448,667							15,395,323	17,805,491					20,700																																								280,000		385,000								26,129	358,339																		17,250	11,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units																																																																																								154,000			154,000	34,500	34,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares																																																																																								700,000			700,000		250,000
Restricted Stock Price Issue																																																																																								$ 0.22			$ 0.22		$ 0.13
Stock Based Compensation Expense, Recording Service Period																																																																																								3 years			3 years		3 years
Criteria For Making Puts Under Investment Agreement In Terms Of Duration										24 months
Aggregate Gross Sales Price Of Puts Under Investment Agreement										10,000,000
Stock Issued During Period, Shares, Other																																								800,000			1,000,000																														87,096						6,000,000						200,000	50,000
Stock issued for acquisition of mineral rights, shares																																																																											10,000,000
Stock issued for acquisition of mineral rights										3,900,000	3,640,000																																																																3,900,000
Stock Issued During Period, Value, Other																																																																										1,551,253					1,920,000
Claim Settlement Payable																																																																													127,500,000					150,000
Number of Common Stock Shares Agreed to Settle Claims																																																																													31,875,000					500,000
Value of Common Stock Shares Agreed to Settle Claims																																																																																		192,500
Accrued Liabilities																																																																																			765,000
Gain (Loss) Related to Litigation Settlement																																																																																	422,500
Common stock, par value per share				$ 0.001			$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001																																										$ 0.001	$ 0.001
Stock Issued During Period, Value, Issued for Cash																																																																																														3,750			50,000	50,000
Shares									42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672																																																																														35,526,336			2,631,595	47,386,454
Offering Price Per Unit																																																									$ 0.05			$ 0.27
Warrant Exercisable Term																																																							2 years
Warrant Exercise Price Per Share																																				$ 0.4																				$ 0.25			$ 0.4
Number of Units Sold During Period									47,619,000
Proceeds From Units Sold									10,000,000																																																200,000
Proceeds from Issuance of Warrants									3,779,978
Number Of Additional Warrants Issued As Compensation To Finders and Placement Agents																																																								140,000
Placement Agent Fees																																																								35,000
Cashless exercise of $0.05 per share D warrants, shares																																																																																							7,623,336
Cashless exercise of $0.05 per share D warrants										515
Percentage Of Penalties On Investment										2.00%
Maximum Percentage Of Penalties On Investment										10.00%
Registration Payment Arrangement, Accrual Carrying Value																																																										530,243	38,750
Warrants - Outstanding number of shares				160,395,482			160,395,482		89,284,712	54,200,565	18,493,150						89,284,712	160,395,482																																			12,389,996
Additional Number Of Warrants Issued As Incentive																																																				0.5
Warrant Exercise Price				$ 0.23			$ 0.23		$ 0.37	$ 0.35	$ 0.66						$ 0.37	$ 0.23																																				$ 0.5
Proceeds from exercise of warrants								210,000	210,000	1,433,575							1,643,575	1,643,575																																				1,143,550
Common Stock Issuable Upon Exercise Of Warrants																																																						3,811,671
Warrant modification expense				0		0	171,150	0		(1,068,320)							(1,068,320)	1,239,470
Proceeds from issuance of common stock, net							9,499,990	7,314,069	7,314,069	7,935,828							19,446,717	28,946,707
Percent Of Shares owned by Shareholders who Approved 2009 Equity Incentive Plan																					59.00%
Maximum Shares Issuable Under Plan																					5,000,000
Amendment Of Maximum Shares Issuable Under Plan			30,000,000
Stock Issued During Period, Shares, New Issues																																																																																																				500,000	50,000
Stock Option Exercise Price																																																																																					$ 0.32	$ 1														$ 0.25	$ 0.25
Stock option price on grant date					$ 0.07						$ 0.46																																$ 0.38
Exercised - Aggregate Intrinsic Value																																											0		126,000																																							114,783	70,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period Description																																											These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.																																									0
Stock Issued During Period, Shares, Share-based Compensation, Forfeited																																																																																																50,000
Stock Option Exercise Period																																																																																					5 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											0																																																																											37,091
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.13	$ 0.34
Allocated Share-based Compensation Expense									121,210	283,759																		48,923	60,615	121,210	186,090		11,040		114,420					65,605	60,615		186,090			54,313	69,571																																																5,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				23,357			23,357			77,670								23,357
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							2 years 1 month 28 days		1 year 6 months 15 days
Warrants and Rights Outstanding, Intrinsic value				12,600			12,600			70,000								12,600
Liquidated Damage Percentage																											10.00%												10.00%
Percentage Of Common Stock Issued and Outstanding										10.00%
Amount of Capitalization under Investor Rights Agreement with POSCO										250,000,000
Aggregate Indebtedness under Investor Rights Agreement with POSCO										1,000,000
Stock Warrants Exercised During Period, Number									4,200,000	14,023,336
Stock Issued During Period, Shares, Restricted Stock Award, Gross		900,000	900,000																													900,000																																																															100,000
Obligations settled							390,336																																																																																															363,336
Stock Issued During Period, Shares, New Issues							5,825,761
Obligation Price Per Common Share							$ 0.067
Gain (Loss) on Contract Termination							(5,816)			(1,497,500)							(1,497,500)	(1,503,316)
Units Sold Number																																					62,499,938
Units Sold Description																																		each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.																	each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Conditions Triggering Issuance Of Additional Shares

the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing

Warrants Issued During Period																																																							5,000,000
Fair Value Assumptions Discount Rate																																																							0.29%
Fair Value Of Poscan Warrants																																																							192,540
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.068
Warrants Exercise Price																																		$ 0.4																					$ 0.15
Market value of common stock on measurement date				$ 0.069			$ 0.069											$ 0.069																															$ 0.005	$ 0.069					$ 0.07
Expected volatility																																																							141.00%
Offering Cost Percentage							$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																																												$ 0.069
Share Based Compensation Arrangement By Share Based Payment Award Warrants Fair Value							162,350
Warrants issued for offering costs							162,350			57,750							57,750	220,100
Offering Costs							500,000
Units Sold Value Net																			9,499,990			4,859,626															9,999,990											4,478,014
Additional Shares Issuable	3,556,786																							2,905,412
Shares Held In Escrow							1,700,000
Outstanding - Number of Shares				1,450,000			1,450,000		1,450,000	1,800,000	800,000						1,450,000	1,450,000																															333,333	666,667
Exercise Price Of Options																																																	$ 0.38	$ 0.38
Exercise Price Of Options Reduced																																																	$ 0.13	$ 0.21
Share Based Compensation Arrangement By Share Based Payment Award Modification Expense																																								$ 16,682
Debt Instrument, Convertible, Conversion Price																				$ 0.4				$ 0.12	$ 0.12	$ 0.12
Stock Issued During Period Shares Issued For Services Price Per Share																																								$ 0.069

FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities at Fair Value Measured on Recurring Basis) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 6,062,386	$ 7,653,928	$ 6,830,711	$ 15,244,754	$ 8,029,728
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 6,062,386	$ 7,653,928		$ 15,244,754

FAIR VALUE MEASUREMENTS (Schedule of Reconciliation of Changes in Fair Value of Liabilities) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments	$ (5,997,501)	$ (4,654,915)	$ (6,240,706)	$ (11,603,559)	$ 10,780,342	$ (6,116,147)	$ (1,559,352)	$ (4,681,354)
Gain (Loss) on Settlement of Derivative Instrument [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments					(590,462)	(4,069,165)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			(7,653,928)	(15,244,754)	(15,244,754)	(8,029,728)
Change in fair value	5,997,501	4,654,915			10,780,342	(6,116,147)
Additions	0	0			(3,779,978)	(4,635,105)
Warrant modification					0	(1,068,320)
Exercise of warrants	0	0			590,462	4,604,546
Ending balance	(6,062,386)	(6,830,711)	(6,062,386)	(6,830,711)	(7,653,928)	(15,244,754)	(7,653,928)	(6,062,386)
Realized loss on settlement of warrant derivative liability			0	537,486
Change in unrealized gains (losses) included in earnings for the year ended June 30, 2012 and 2011					10,780,342	(6,116,147)
Change in fair value of derivative liabilities - warrant instruments	$ 5,997,501		$ 6,240,706	$ 11,603,559

INCOME TAXES (Schedule of Components of Taxable Net Loss) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (12,826,068)	$ (5,160,939)
U.S. [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(5,224,954)	(7,601,114)
Foreign [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (4,481,089)	$ (679,850)

INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) (USD $)	Jun. 30, 2012	Feb. 29, 2012
Deferred tax asset:
Net operating loss carry-forwards	$ 6,654,049	$ 3,421,876
Stock-based compensation	1,391,211	1,294,879
Impairment of mineral rights	3,098,687	2,996,687
Accrued expenses	255,085	0
Loss contingency	167,108
Valuation allowance	(11,441,020)	(7,611,366)
Total deferred tax assets	125,120	102,076
Deferred tax liability:
Beneficial conversion feature and other	(125,120)	(102,076)
Net deferred tax assets	$ 0	$ 0

INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
INCOME TAXES [Abstract]
Federal income taxes at 34%	$ (466,035)	$ (6,490,627)
Change in fair value of derivative liability - warrant instruments	(3,665,316)	2,079,490
Warrant modification expense	0	363,229
Amortization of beneficial conversion feature	175,042	126,740
Meals and entertainment	14,617
Restricted stock units	124,525
Change in valuation allowance	3,814,448	3,874,974
Other	2,719	46,194
Provision for income taxes	0	0
Tax Loss Carryfoward, Amount	9,899,863
Tax loss Carryforward, Limitations on Use	federal tax loss carry-forwards will begin to expire in 2029.
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards For Indefinite Period	$ 8,280,964

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended									12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Mar. 31, 2011 Units Offering 2011 [Member]	May 31, 2011 Units Offering 2011 [Member]	Dec. 31, 2012 Units Offering 2011 [Member]	Jun. 30, 2012 Units Offering 2011 [Member]	Jun. 30, 2011 Units Offering 2011 [Member]	Dec. 31, 2011 Units Offering 2011 [Member]	Mar. 22, 2011 Units Offering 2011 [Member]	Dec. 09, 2010 Units Offering 2011 [Member]	Jan. 31, 2012 SLM Sellers [Member]	Jun. 30, 2012 R3 Agreement [Member]	Jun. 30, 2011 Bsv Option Agreement [Member]	Jun. 30, 2010 Bsv Option Agreement [Member]	Jun. 30, 2012 Bsv Option Agreement [Member]	Jun. 30, 2012 Csv Lm and Mw Option Agreement [Member]	Jun. 30, 2012 New World Resource Corp [Member]	Feb. 29, 2012 New World Resource Corp [Member]	Jan. 19, 2012 New World Resource Corp [Member]
Equity Method Investment, Ownership Percentage																													22.50%
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs																												$ 150,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed																											150,000
One Time Non Refundable Payment																					250,000
Due Diligence Procedure Performance Period																					60 days
Payments For Exchange Of Stock, Cash					100,000	200,000
Maximum Value of Stock Units Approved for Private Placement													10,000,000
Offering Price Per Unit						$ 0.25	$ 0	$ 0.019	$ 0	$ 0.0011	$ 0.0001								$ 0.27
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001															$ 0.001	$ 0.001
Warrant Exercise Price	$ 0.23		$ 0.37	$ 0.35		$ 0.66							$ 0.4
Exercise Price Of Agent Or Finder Warrants													$ 0.27
Private Placement Offer Description													Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share
Warrants Exercise Period													3 years
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271, shares														23,920,071
Gross Proceeds From Private Placement In May														6,458,189
Net Proceeds From Private Placement In May														5,720,918
Common Stock To Be Issued Upon Conversion Of Agent/Finder Warrants														1,913,606
Registration Payment Arrangement, Percentage															2.00%		2.00%
Registration Payment Arrangement, Maximum Percentage															10.00%		10.00%
Registration Payment Arrangement, Maximum Potential Consideration																	645,819	645,819
Registration Payment Arrangement, Accrual Carrying Value															38,750	520,243	38,750
Registration Payment Arrangement, Gains and Losses															518,243
Registration Payment Arrangement, Accrued Interest															88,080	41,438
Registration Payment Arrangement, Accrued Interest Percentage															18.00%	18.00%
Equipment Use Fees During 12 Months Period																						37,500
Equipment Use Fees During Subsequent 36 Months Period																						12,500
Refundable Deposit																						50,000
Commitments, Fair Value Disclosure																								100,000		75,000
Obligation for claim maintenance fees																							57,000
Taxes Payable																							32,600
Accrued Liabilities																							189,600		189,600
Operating Leases, Rent Expense	67,459	67,972	87,769	43,662
Amount required to be paid per option agreement												100,000												100,000
Lithium Metal Aggregate Exploitation Permitted, tons	100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons	530,000		530,000
Value Added Tax Not Capitalized			770,153
Value Added Tax Receivable	780,203
Value Added Tax Expense Included In Exploration Expense	$ 10,050

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Rental Commitments) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 99,684	$ 93,308
2014	74,484	100,041
2015	9,414	42,304
2016		0
2017		0
Thereafter		0
Total minimum lease payments	$ 183,582	$ 235,653

SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended			84 Months Ended	90 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended						6 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 05, 2012 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 05, 2008 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Mar. 23, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 02, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 20, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 08, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2005 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Jun. 30, 2008 Common Stock [Member]	Jun. 30, 2006 Common Stock [Member]	Jun. 30, 2012 Subsequent Event [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Bonus Warrant [Member]
Subsequent Event [Line Items]
Units Sold Number																																				62,499,938		62,499,938
Units sold value																																				$ 9,999,990		$ 10,000,000
Units Sold Description																																		each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.			each "Unit" consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Purchase Price Per Unit																																							$ 0.21
Purchase Price Per Unit Reduced																																							$ 0.16
Warrant Exercise Price	$ 0.23			$ 0.23		$ 0.37	$ 0.35	$ 0.66	$ 0.37	$ 0.23																														$ 0.4	$ 0.15
Warrants Exercise Price Reduced																																							$ 0.21
Conditions Triggering Issuance Of Additional Shares

the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing

																																					the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.
Warrant modification expense				(171,150)			1,068,320		1,068,320	(1,239,470)																					219,322
Obligations Settled																															390,326
Stock issued for cash, shares				5,825,761																					71,052,672		23,920,071	18,000,000	2,631,595	47,368,454	5,825,761
Obligation Price Per Common Share				$ 0.067																											$ 0.067
Debt Instrument, Maturity Date											Jun 5, 2010			Apr 30, 2012			Apr 30, 2012			May 21, 2012			Jun 22, 2012
Shares issued and held in escrow, subject to vesting requirements	1,700,000			1,700,000						1,700,000
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares																										300,000	500,000
Allocated Share-based Compensation Expense						121,210	283,759																									20,700	60,615		114,420
Stock option price on grant date		$ 0.07						$ 0.46
Debt instrument, face amount												50,000	50,000		300,000			100,000			250,000			500,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%	8.00%		15.00%			15.00%			15.00%			25.00%
Interest				280,889		5,792			5,792	286,681
Debt Instrument, Penalty Rate															2.00%			2.00%			2.00%
Debt Instrument, Accrued Interest and Penalties														$ 8,375		$ 0	$ 3,148		$ 0	$ 7,842		$ 0